UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments
POI-Asset Allocation Fund-Balanced
POI-Bond Fund
POI-Cash Investment Fund
POI-Energy Fund
POI-Index 500 Fund
POI-Institutional Money Market Fund
POI-International Fund-Core Equity
POI-International Equity Fund
POI-International Small-Mid Cap Fund
POI-Internet Fund
POI-Large-Cap Growth Fund
POI-Large-Cap Value Fund
POI-Liquidity Money Market Fund
POI-Micro-Cap Equity Fund
POI-Mid-Cap Core Growth Fund
POI-Mid-Cap Value Fund
POI-Multi-Cap Growth Fund
POI-S&P MidCap Index Equity Fund
POI-S&P SmallCap Index Equity Fund
POI-Small-Cap Value Fund
POI-Small-Mid Cap Fund
POI-Small-Mid Cap 130/30 Fund
POI-Tax-Free Money Market Fund
POI-Tax-Free Short & Intermediate Bond Fund
POI-Technology Fund
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Certifications Required by Rule 30a-2(a) under the 1940 Act

Item 1. Schedule of Investments.

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(k)

COMMON STOCKS — 61.9%
Consumer Discretionary — 5.4%
Auto Components — 0.0% #
100	EXEDY Corporation	$1,833
759	Landi Renzo SpA	4,095
248	Nokian Renkaat OYJ	5,865
1,000	Yokohama Rubber Company, Limited (The)	5,270

		17,063

Automobiles — 0.1%
3,000	Daihatsu Motor Co., Ltd. (d)	32,156
1,229	Fiat S.p.A. (d)	16,212
6,000	Isuzu Motors Limited	16,022
9,000	Mazda Motor Corporation (d)	35,372

		99,762

Distributors — 0.8%
40,005	LKQ Corporation †,(d)	678,885

Diversified Consumer Services — 0.0% #
473	BPP Holdings PLC	3,847

Hotels, Restaurants & Leisure — 1.0%
2,685	Burger King Holdings, Inc. (d)	65,944
139	bwin Interactive Entertainment AG †	3,638
4,535	Compass Group PLC	27,735
1,167	Domino’s Pizza UK & IRL plc	4,092
323	Flight Centre Ltd. (d)	4,847
16	Kuoni Reisen Holding AG	6,120
9,825	McDonald’s Corporation	606,203
870	OPAP SA	26,480
48	Pierre & Vacances SA	3,225
64	Sodexho Alliance, SA	3,748
8,934	Thomas Cook Group Plc	35,182

		787,214

Household Durables — 0.3%
135	Dorel Industries Inc., Class B	4,123
300	Hitachi Koki Co., Ltd.	2,973
1,800	Makita Corporation (d)	35,541
3,000	Matsushita Electric Industrial Co., Ltd.	50,632
1,850	Mohawk Industries, Inc. †,(d)	124,672
185	SEB SA	8,118

		226,059

Internet & Catalog Retail — 0.1%
66	CJ Home Shopping	3,718
1,768	N Brown Group PLC	6,947
975	priceline.com Incorporated †,(d)	66,719

		77,384

Leisure Equipment & Products — 0.3%
212	Beneteau	3,029
3	Fields Corporation	5,509
4,185	Hasbro, Inc. (d)	145,303
2,000	Nikon Corp. (d)	46,166
500	Sankyo Co., Ltd.	25,058
697	Vitec Group plc	4,322

		229,387

Media — 1.7%
2,410	Aegis Group plc	3,974
148	Cogeco Cable Inc.	5,542
14,570	Comcast Corporation, Class A Special (d)	287,320
5	CyberAgent, Inc. (d)	4,631
195	Eutelsat Communications †	5,153
1,465	John Wiley & Sons, Inc., Class A (d)	59,259
69	Lagardere SCA	3,079
500	Modern Times Group MTG AB, B Shares	17,729
4,050	Morningstar, Inc. †,(d)	224,654
6,795	Omnicom Group Inc. (d)	262,015
11,795	Shaw Communications, Inc., Class B (d)	239,792
19	Sky Perfect JSAT Corporation (d)	7,101
7,690	Time Warner Inc. (d)	100,816
2,764	Vivendi Universal, S.A.	85,683
1,325	Walt Disney Company (The) (d)	40,664
2,039	WPP Group plc	16,240

		1,363,652

Multiline Retail — 0.0% #
300	Don Quijote Co., Ltd. (d)	5,303
761	Mothercare plc	4,661

		9,964

Specialty Retail — 0.9%
200	ABC-Mart (d)	5,594
3,325	Aeropostale, Inc. †,(d)	106,766
1,810	Best Buy Co., Inc. (d)	67,875
3,975	Buckle, Inc. (The) (d)	220,772
55	Fielmann AG	3,840
283	Forzani Group Ltd. (The), Class A	2,792
871	GAME GROUP PLC	3,174
3,250	Guess?, Inc. (d)	113,068
300	K’s Holdings Corp. (d)	5,382

12,975	Sally Beauty Holdings, Inc. †,(d)	111,585
3,560	Urban Outfitters, Inc. †,(d)	113,457

		754,305

Textiles, Apparel & Luxury Goods — 0.2%
107	Adidas AG	5,679
3,410	Coach, Inc. †	85,386
900	NIKE, Inc., Class B	59,382
6,000	Peace Mark (Holdings) Limited (g)	309
249	Swatch Group AG	45,073
8,000	Texwinca Holdings Limited	6,594

		202,423

Total Consumer Discretionary		4,449,945

Consumer Staples — 6.2%
Beverages — 1.8%
210	Carlsberg A/S, B Shares	15,770
11,850	Central European Distribution Corporation †	538,108
3,370	Coca-Cola Company (The)	178,206
556	Davide Campari-Milano S.p.A.	4,406
1,405	Diageo plc	23,605
3,708	Lion Nathan Limited	27,163
1,270	Molson Coors Brewing Company, Class B	59,372
9,095	PepsiCo, Inc.	648,201
1,047	SABMiller plc	20,215

		1,515,046

Food & Staples Retailing — 2.0%
406	Casino Guichard-Perrachon SA	35,809
124	Colruyt SA (d)	30,888
19,596	CVS Caremark Corporation (d)	659,601
2,100	FamilyMart Co., Ltd.	88,261
625	Jeronimo Martins, SGPS, S.A.	5,279
1,592	Koninklijke Ahold NV	18,214
4,325	Kroger Co. (The)	118,851
147	Sligro Food Group N.V.	4,379
4,076	Tesco PLC	28,087
200	Tsuruha Company Ltd.	5,924
9,775	Wal-Mart Stores, Inc.	585,425
897	Wesfarmers Limited (d)	20,188
7,583	William Morrison Supermarkets plc	34,850

		1,635,756

Food Products — 0.6%
4,115	General Mills, Inc.	282,783
51	Glanbia plc (e)	279
1,134	Glanbia plc (e)	6,017
80	Greggs plc	4,452
3,000	Indofood Agri Resources Limited †	1,649
1,720	Kellogg Company	96,492

1,909	Nestle S.A.	81,848
2,000	Toyo Suisan Kaisha, Ltd.	50,021
267	Viscofan S.A.	4,357
639	Viterra, Inc. †	6,106

		534,004

Household Products — 1.0%
1,680	Kimberly-Clark Corporation (d)	108,931
9,955	Procter & Gamble Company (The)	693,764
488	Reckitt Benckiser Group PLC	23,521

		826,216

Personal Products — 0.3%
5,075	Herbalife Ltd. (d)	200,564
800	Kobayashi Pharmaceutical Co., Ltd.	24,145
800	KOSE Corporation (d)	21,927
200	Mandom Corporation	5,265
350	Sarantis S.A.	3,883

		255,784

Tobacco — 0.5%
2,554	British American Tobacco p.l.c.	83,321
6,425	Philip Morris International Inc.	309,042

		392,363

Total Consumer Staples		5,159,169

Energy — 9.0%
Energy Equipment & Services — 2.8%
87	Compagnie Generale de Geophysique-Veritas †	2,712
2,190	Core Laboratories N.V. (d)	221,891
687	Fugro NV	40,089
1,900	Helmerich & Payne, Inc. (d)	82,061
9,450	IHS Inc., Class A †	450,198
825	John Wood Group PLC	4,965
6,705	National Oilwell Varco, Inc. †	336,792
285	North American Energy Partners Inc. †	2,955
6,875	Oceaneering International, Inc. †,(d)	366,575
807	Petrofac Limited	8,364
208	Savanna Energy Services Corp.	3,024
2,245	Schlumberger Limited (d)	175,312
2,245	Smith International, Inc. (d)	131,647
2,100	Superior Energy Services, Inc. †,(d)	65,394
76	Technip SA	4,212
3,490	Transocean Inc. †	383,342
452	Trinidad Drilling Ltd.	4,183

		2,283,716

Oil, Gas & Consumable Fuels — 6.2%
4,270	Apache Corporation	445,276
2,575	Arena Resources, Inc. †,(d)	100,039
15,275	Atlas America, Inc.	521,030

1,755	Australian Worldwide Exploration Limited †	3,550
1,007	BG Group plc, ADR	18,136
2,136	Bow Valley Energy Ltd. †	6,081
8,145	BP p.l.c.	67,190
1,451	Centennial Coal Company Limited (d)	4,220
8,080	Chevron Corporation	666,438
395	Dana Petroleum plc †	8,308
3,900	Denbury Resources Inc. †,(d)	74,256
2,842	ENI S.p.A.	74,418
16,810	Exxon Mobil Corporation (d)	1,305,465
7,965	Marathon Oil Corporation	317,564
7,700	Nexen Inc.	178,871
1,250	Noble Energy, Inc.	69,487
6,720	Occidental Petroleum Corporation (d)	473,424
447	OMV Aktiengesellschaft	18,457
103	Petroplus Holdings AG †	3,876
1,172	Repsol YPF, S.A.	34,484
3,800	Royal Dutch Shell PLC, B Shares	106,607
2,475	St. Mary Land & Exploration Company (d)	88,234
800	StatoilHydro ASA	18,914
1,189	Total S.A.	71,274
2,315	Total S.A., ADR	140,474
419	Venture Production plc	4,529
1,725	Whiting Petroleum Corporation †,(d)	122,923
4,100	XTO Energy Inc. (d)	190,732

		5,134,257

Total Energy		7,417,973

Financials — 11.0%
Capital Markets — 1.9%
5,825	Affiliated Managers Group, Inc. †,(d)	482,601
544	Azimut Holding SpA (d)	3,716
11,923	Bank of New York Mellon Corporation (The)	388,452
1,625	Charles Schwab Corporation (The) (d)	42,250
4,460	Federated Investors, Inc., Class B (d)	128,671
1,450	Goldman Sachs Group, Inc. (The)	185,600
821	ICAP plc	5,182
440	Northern Trust Corporation	31,768
22	RISA Partners, Inc.	17,231
3,415	State Street Corporation	194,245
6,305	TD AMERITRADE Holding Corporation †,(d)	102,141

		1,581,857

Commercial Banks — 2.8%
6,451	Banco Santander S.A.	95,358
2,160	BB&T Corporation (d)	81,648
1,195	BNP Paribas (d)	111,168
3,040	Credicorp Ltd.	189,240
460	Daegu Bank	4,002

1,630	Danske Bank A/S	38,367
4,000	DBS Group Holdings Ltd.	46,713
5,860	DnB NOR ASA	44,287
337	Erste Bank der oesterreichischen Sparkassen AG (d)	16,344
2,400	Hang Seng Bank Limited	44,601
15,000	Hokuhoku Financial Group, Inc.	32,157
1,212	HSBC Holdings plc	19,414
25,000	Industrial and Commercial Bank of China (Asia) Limited (d)	44,817
196	Laurentian Bank of Canada (d)	6,998
625	National Bank of Greece S.A.	24,637
5,625	Nordea Bank AB	65,887
5,280	PNC Financial Services Group, Inc. (The)	394,416
762	Pusan Bank	6,692
13,568	Royal Bank of Scotland Group plc (The)	43,178
9,250	Signature Bank †	322,640
1,838	Standard Chartered plc	43,950
4,000	Suruga Bank Ltd. (d)	44,982
245	Sydbank A/S	7,223
9,170	U.S. Bancorp (d)	330,303
5,800	Wells Fargo & Company	217,674

		2,276,696

Consumer Finance — 0.0% #
6,029	International Personal Finance	26,582

Diversified Financial Services — 2.5%
16,175	Bank of America Corporation (d)	566,125
1,175	CME Group Inc. (d)	436,524
5,861	IG Group Holdings PLC	32,693
3,226	ING Groep N.V.	67,806
20,335	JPMorgan Chase & Co.	949,644
120	TMX Group Inc.	3,270

		2,056,062

Insurance — 3.1%
6,445	ACE Limited	348,868
3,320	AFLAC Incorporated	195,050
7,749	Amlin PLC	43,396
3,345	Arch Capital Group Ltd. †	244,286
5,640	Assurant, Inc.	310,200
7,658	Aviva plc	65,351
5,885	Axis Capital Holdings Limited	186,613
516	Baloise-Holding	34,516
10,732	Beazley Group PLC	22,419
123	CNP Assurances	13,759
870	Hannover Rueckversicherung AG	31,489
210	Hyundai Marine & Fire Insurance Co., Ltd.	3,254
3,655	Manulife Financial Corporation	134,102
15,284	Mapfre SA	66,057

5,330	MetLife, Inc.	298,480
3,050	Prudential Financial, Inc.	219,600
1,061	Swiss Reinsurance Company	57,288
1,200	Tokio Marine Holdings, Inc.	42,198
3,430	Travelers Companies, Inc. (The)	155,036
383	Zurich Financial Services	104,250

		2,576,212

Real Estate Investment Trusts (REITs) — 0.5%
4,937	Abacus Group Holdings Limited (d)	3,511
24,130	Annaly Capital Management, Inc.	324,549
9,000	Champion Real Estate Investment Trust	3,499
203	Derwent London PLC	3,764
23,943	Dexus Property Group	27,057
10,507	Goodman Group (d)	20,177
1,988	Immobiliare Grande Distribuzione	4,388
173	Klepierre	6,668
143	Unibail-Rodamco	28,611

		422,224

Real Estate Management & Development — 0.2%
148	Babis Vovos International Construction S.A. †	4,063
5,000	Cheung Kong (Holdings) Limited	55,539
195	Deutsche Euroshop AG	6,325
1,159	FKP Property Group	3,526
283	GAGFAH S.A. (d)	3,566
2,000	Great Eagle Holdings Limited	4,379
40	K.K. DaVinci Advisors †,(d)	8,913
57	Kenedix Inc.	31,888
1,500	Nomura Real Estate Holdings, Inc. (d)	34,484
142	Pirelli & C Real Estate SpA (d)	1,795
1,000	Tokyo Tatemono Co., Ltd.	4,579
382	Vivacon AG	3,619

		162,676

Thrifts & Mortgage Finance — 0.0% #
247	Home Capital Group Inc.	7,311

Total Financials		9,109,620

Health Care — 8.0%
Biotechnology — 1.5%
91	Actelion Ltd. †,(d)	4,622
4,730	Amgen Inc. †	280,347
1,980	Biogen Idec Inc. †,(d)	99,574
24,925	BioMarin Pharmaceutical Inc. †,(d)	660,263
3,785	Gilead Sciences, Inc. †	172,520
189	Grifols S.A.	4,790

		1,222,116

Health Care Equipment & Supplies — 0.6%
589	Ansell Limited	5,911
3,545	Baxter International Inc.	232,659
200	Hogy Medical Co. Ltd. (d)	9,045
5,600	Medtronic, Inc. (d)	280,560

		528,175

Health Care Providers & Services — 1.3%
4,125	Amedisys, Inc. †,(d)	200,764
3,815	Express Scripts, Inc. †,(d)	281,623
30	Galenica AG	10,621
2,955	McKesson Corporation	159,009
4,275	Medco Health Solutions, Inc. †	192,375
1,600	Mediceo Paltac Holdings Co., Ltd.	19,301
4,055	Psychiatric Solutions, Inc. †,(d)	153,887
182	Rhoen- Klinikum AG	5,278
1,259	United Drug plc	6,700

		1,029,558

Life Sciences Tools & Services — 1.2%
4,325	Bruker Corporation †	57,653
80	Lonza Group AG	9,934
232	QIAGEN N.V. †	4,543
17,025	Thermo Fisher Scientific Inc. †	936,375

		1,008,505

Pharmaceuticals — 3.4%
13,965	Abbott Laboratories	804,105
838	AstraZeneca PLC	36,650
2,354	GlaxoSmithKline plc	50,681
900	Hisamitsu Pharmaceutical Company Inc.	39,011
113	Ipsen SA	5,065
12,125	Johnson & Johnson	840,020
339	Merck KGaA	35,984
425	Novo Nordisk A/S	21,731
4,375	Perrigo Company (d)	168,263
11,325	Pfizer Inc.	208,833
770	Recordati S.p.A.	4,715
598	Roche Holding AG	92,822
956	Sanofi-Aventis	62,650
500	Takeda Pharmaceutical Company Limited	24,682
6,055	Teva Pharmaceutical Industries Limited, ADR (d)	277,258
4,480	Wyeth	165,491

		2,837,961

Total Health Care		6,626,315

Industrials — 6.4%
Aerospace & Defense — 0.6%
257	Chemring Group Plc	9,380
701	MTU Aero Engines Holding AG	19,136
8,035	United Technologies Corporation	482,582

		511,098

Air Freight & Logistics — 0.0% #
200	Kintetsu World Express Inc. (d)	3,248

Airlines — 0.0% #
430	Westjet Airlines Ltd. †,(d)	4,747

Building Products — 0.0% #
14	Kaba Holding AG	3,683

Commercial Services & Supplies — 0.0% #
200	Asahi Pretec Corp.	3,789
1,187	Downer EDI Limited	5,910
200	Nissha Printing Co., Ltd. (d)	9,403
2,841	Regus Group PLC	3,207
42	Sperian Protection	4,287

		26,596

Construction & Engineering — 0.4%
1,201	ACS, Actividades de Construccion y Servicios, S.A.	48,136
3,214	Balfour Beatty plc	17,142
14,875	Boart Longyear Group	13,166
983	Bouygues	43,938
412	GEK Group Of Cos SA	2,494
256	Imtech NV	5,175
3,272	Interserve PLC	17,510
2,000	Jacobs Engineering Group Inc. †	108,620
1,558	Keller Group plc	18,378
1,000	Kinden Corporation	9,327
451	Koninklijke BAM Groep nv	5,740
99	Koninklijke Boskalis Westminster N.V.	4,622
198	Morgan Sindall PLC	1,561
385	NCC AB, B Shares	3,753
161	Obrascon Huarte Lain S.A.	2,840
600	Peab AB	3,137

		305,539

Electrical Equipment — 1.8%
10,685	ABB Ltd. ADR	207,289
124	Bekaert NV	16,401
4,200	Belden Inc. (d)	133,518
935	First Solar, Inc. †,(d)	176,631
2,000	Fujikura Ltd. (d)	7,541
11,845	General Cable Corporation †,(d)	422,037
13,680	GrafTech International Ltd. †,(d)	206,705
5,000	Mitsubishi Electric Corporation (d)	32,485

42	Nexans	3,665
1,000	Nippon Carbon Co., Ltd.	3,065
1,381	Prysmian S.p.A.	26,830
113	SGL Carbon AG †	4,340
2,525	SunPower Corporation, Class A †,(d)	179,098
2,730	Woodward Governor Company	95,683

		1,515,288

Industrial Conglomerates — 0.9%
2,467	Cookson Group plc	20,439
27,520	General Electric Company	701,760

		722,199

Machinery — 1.9%
143	Andritz AG	6,039
1,400	Atlas Copco AB, A Shares	15,671
32	Bucher Industries AG	4,213
5,105	Bucyrus International, Inc.	228,091
1,025	Caterpillar, Inc. (d)	61,090
619	Charter plc	6,807
8,165	Cummins Inc.	356,974
1,915	Danaher Corporation (d)	132,901
1,875	Eaton Corporation	105,337
2,020	Flowserve Corporation (d)	179,315
179	GEA Group AG	3,442
1,138	GILDEMEISTER Aktiengesellschaft	18,985
2,200	Komatsu Ltd.	34,648
1,717	Konecranes Oyj	40,150
718	MAN AG (d)	47,811
3,000	NSK Ltd. (d)	16,783
2,200	Robbins & Myers, Inc. (d)	68,046
1,400	SKF AB, B Shares	17,592
2,000	Toshiba Machine Co., Ltd.	6,751
99	Vallourec	21,054
44	Vossloh AG	4,524
4,175	Westinghouse Air Brake Technologies Corporation (d)	213,885

		1,590,109

Marine — 0.1% #
39	Korea Line Corporation	4,863
4,000	Mitsui O.S.K. Lines Ltd. (d)	33,247

		38,110

Professional Services — 0.0% #
84	Bureau Veritas SA	4,245
143	Campbell Brothers Limited	3,628
592	Sthree PLC	1,881
346	Teleperformance	9,533

		19,287

Road & Rail — 0.5%
985	Burlington Northern Santa Fe Corporation	91,044
1,900	CSX Corporation (d)	103,683
1,415	Kansas City Southern †,(d)	62,769
6,652	Stagecoach Group plc	29,713
1,830	Union Pacific Corporation	130,223

		417,432

Trading Companies & Distributors — 0.2%
144	IMS International Metal Service	2,473
881	Klöckner & Co. AG	19,931
500	Kuroda Electric Co., Ltd. (d)	4,565
2,300	Mitsubishi Corp.	46,603
4,000	Mitsui & Co. Ltd.	48,066
4,400	Noble Group Limited	4,073
1,535	Rexel S.A. (d)	21,307
454	Speedy Hire PLC	3,309
3,000	Tat Hong Holdings Ltd. (d)	2,234

		152,561

Total Industrials		5,309,897

Information Technology — 7.7%
Communications Equipment — 0.9%
21,580	Cisco Systems, Inc. †	486,845
3,093	Nokia OYJ	56,171
3,545	QUALCOMM Incorporated	152,328
915	Research In Motion Limited †	62,494
5,280	Spirent Communications plc	6,313
265	TANDBERG asa	3,523

		767,674

Computers & Peripherals — 2.1%
3,555	Apple Inc. †	404,061
226	Gemalto NV †	8,015
14,195	Hewlett-Packard Company (d)	656,377
5,190	International Business Machines Corporation	607,022
6,540	Seagate Technology	79,265
67	Wincor Nixdorf AG	3,913

		1,758,653

Electronic Equipment & Instruments — 0.8%
2,525	Amphenol Corporation, Class A (d)	101,353
5,650	FLIR Systems, Inc. †,(d)	217,073
200	Hosiden Corporation (d)	2,787
2,775	Itron, Inc. †,(d)	245,671
300	Nidec Corporation	17,996
4,000	Nippon Electric Glass Co., Ltd.	34,827

		619,707

Information Technology Services — 0.2%
745	Cap Gemini S.A.	34,821
1,000	Ementor ASA †	4,221
6,380	Satyam Computer Services Ltd., ADR	103,037
115	Sopra Group	6,827

		148,906

Internet Software & Services — 1.1%
985	Baidu.com, Inc., ADR †	244,506
4,320	eBay Inc. †	96,682
810	Google Inc., Class A †	324,421
4,650	NetEase.com, Inc., ADR †	106,944
4,545	Open Text Corporation †,(d)	157,166

		929,719

Office Electronics — 0.0% #
2,500	Konica Minolta Holdings, Inc. (d)	27,902

Semiconductors & Semiconductor Equipment — 0.5%
19,220	Intel Corporation (d)	359,991
22	Manz Automation AG †	3,685
2,485	MEMC Electronic Materials, Inc. †	70,226
200	Micronics Japan Co., Ltd.	2,727

		436,629

Software — 2.1%
1,530	Aveva Group plc	31,145
200	Capcom Co., Ltd. (d)	5,613
1,100	Konami Corporation	26,943
20,140	Microsoft Corporation	537,536
100	Nintendo Co., Ltd.	40,807
500	NSD CO. LTD.	4,001
20,725	Oracle Corporation †	420,925
10,100	Solera Holdings Inc. †,(d)	290,072
7,950	Sybase, Inc. †,(d)	243,429
4,780	Symantec Corporation †,(d)	93,592
245	Temenos Group AG †,(d)	4,555
6	Works Applications Co., Ltd.	5,010

		1,703,628

Total Information Technology		6,392,818

Materials — 4.0%
Chemicals — 2.7%
4,000	Air Water Inc.	39,152
8,225	Airgas, Inc.	408,371
1,191	BASF Aktiengesellschaft	56,588
2,300	BASF Aktiengesellschaft, ADR	109,664
603	Croda International Plc	6,470
9,150	FMC Corporation	470,219
67	Honam Petrochemical Corp.	3,747
2,617	Incitec Pivot Limited	10,485

55	K+S AG	3,766
1,264	Koninklijke DSM nv	59,354
174	Lanxess AG	4,742
1,155	Monsanto Company	114,322
1,625	NewMarket Corporation (d)	85,410
3,135	PPG Industries, Inc. (d)	182,833
8,325	Praxair, Inc.	597,236
3	Sika AG	3,357
48	Syngenta AG	10,128
180	Tessenderlo Chemie NV	8,894
9,000	Ube Industries Ltd.	23,610
119	Umicore	3,616
30	Wacker Chemie AG	4,238
1,200	Yara International ASA	41,464

		2,247,666

Construction Materials — 0.1%
1,521	CRH public limited company	32,119
57	Holcim Ltd.	4,107
248	Lafarge S.A.	25,762

		61,988

Containers & Packaging — 0.2%
3,085	Greif Inc., Class A (d)	202,438

Metals & Mining — 1.0%
2,575	AK Steel Holding Corporation	66,744
424	Anglo American plc	13,983
4,217	BHP Billiton Limited	103,307
3,600	Companhia Vale do Rio Doce, ADR	68,940
2,145	Freeport-McMoRan Copper & Gold Inc., Class B (d)	121,943
400	JFE Holdings, Inc. (d)	11,960
60	Korea Zinc Co. Ltd.	4,708
139	Major Drilling Group International Inc. †	3,875
1,000	Nippon Denko Co., Ltd.	6,065
262	Quadra Mining Ltd. †	2,986
1,015	Rautaruukki Oyj	19,890
855	Red Back Mining Inc. †	5,150
2,000	Reliance Steel & Aluminum Co.	75,940
88	Salzgitter AG	8,766
955	Sherritt International Corp.	5,106
9,945	STEEL DYNAMICS, INC. (d)	169,960
1,346	ThyssenKrupp AG	39,850
1,700	TUBACEX, S.A.	10,626
156	Vedanta Resources PLC	3,198
590	Voestalpine AG	18,066
1,664	Xstrata PLC	50,765

		811,828

Paper & Forest Products — 0.0% #
279	Sino-Forest Corporation †	3,516

Total Materials		3,327,436

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.5%
24,807	AT&T Inc.	692,611
10,010	BT Group PLC	28,670
1,437	Cable & Wireless PLC	4,228
1,277	France Telecom S.A.	35,596
4,239	Telefonica S.A.	100,197
12,048	Telstra Corporation Ltd.	39,798
11,145	Verizon Communications Inc.	357,643

		1,258,743

Wireless Telecommunication Services — 0.5%
9	KDDI Corporation (d)	49,842
570	LG Telecom Ltd.	4,680
53	Mobistar NV (d)	3,712
6,950	NII Holdings, Inc. †,(d)	263,544
4,000	SmarTone Telecommunications Holdings Limited	2,890
27,189	Vodafone Group Plc	59,311

		383,979

Total Telecommunication Services		1,642,722

Utilities — 2.2%
Electric Utilities — 1.7%
3,095	American Electric Power Company, Inc.	114,608
4,405	Duke Energy Corporation	76,779
2,055	E.ON AG	102,934
1,685	Edison International (d)	67,232
9,214	Enel S.p.A.	76,402
2,755	Exelon Corporation (d)	172,518
2,675	FirstEnergy Corp.	179,198
2,010	FPL Group, Inc. (d)	101,103
8,175	ITC Holdings Corp. (d)	423,220
103	Red Electrica de Espana	5,198
2,500	Southern Company (The) (d)	94,225
145	Union Fenosa S.A.	3,519

		1,416,936

Gas Utilities — 0.1%
186	Enagas	3,980
1,830	Equitable Resources, Inc.	67,124
82	Rubis	5,772
4,000	Xinao Gas Holdings Limited	5,358

		82,234

Independent Power Producers & Energy Traders — 0.1%
483	Drax Group PLC	6,458
11,684	International Power plc	75,144

		81,602

Multi-Industry — 0.3%
136	ATCO Ltd., Class I	4,933
987	Gdf Suez	50,717
5,512	National Grid PLC	69,968
1,650	Wisconsin Energy Corporation (d)	74,085

		199,703

Total Utilities		1,780,475

TOTAL COMMON STOCKS
(Cost $50,137,684)		51,216,370

PREFERRED STOCKS — 0.4%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
329	Porsche AG	35,108

Financials — 0.2%
Commercial Banks — 0.2%
5,700	Banco Bradesco S.A., ADR (d)	91,770
6,212	Banco Itau Holding Financeira S.A., ADR	108,710

		200,480

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
1,237	Fresenius SE	89,145

Materials — 0.0% #
Chemicals — 0.0% #
107	Fuchs Petrolub AG	5,903

TOTAL PREFERRED STOCKS
(Cost $389,258)		330,636

INVESTMENT COMPANY SECURITIES — 16.4%
Energy — 0.0% #
Oil, Gas & Consumable Fuels — 0.0% #
170	Crescent Point Energy Trust	4,969

Industrials — 0.0% #
Construction & Engineering — 0.0% #
138	Bird Construction Income Fund	3,541

Multi-Industry — 16.4%
Multi-Industry — 16.4%
13,305,260	Institutional Money Market Fund (f)	13,305,260
5,030	iShares MSCI EAFE Index Fund	279,430

		13,584,690

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $13,593,522)		13,593,200

Principal
Amount

ASSET-BACKED SECURITIES — 6.2%
Auto Loans — 3.0%
$900,000	Harley Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013	874,509
	USAA Auto Owner Trust:
369,493	Series 2006-4, Class A3, 5.010% due 06/15/2011	369,751
925,000	Series 2008-1, Class A4, 4.500% due 10/15/2013	892,015
350,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012	310,565

		2,446,840

Credit Cards — 2.0%
	Capital One Multi-Asset Execution Trust:
400,000	Series 2005-A3, Class A3, 4.050% due 03/15/2013	394,679
300,000	Series 2006-C1, Class C, 2.778% due 03/17/2014 (h)	247,361
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 2.707% due 01/09/2012 (h)	468,495
500,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	522,793

		1,633,328

Home Equity Loans — 0.3%
400,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 3.687% due 07/25/2035 (h)	284,378

Utilities — 0.9% #
750,000	PG&E Energy Recovery Funding LLC, Series 2005-1, Class A5, 4.470% due 12/25/2014	711,592
33,036	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	33,075

		744,667

TOTAL ASSET-BACKED SECURITIES
(Cost $5,305,092)		5,109,213

CORPORATE BONDS AND NOTES — 11.7%
Financials — 8.4%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020	618,811
420,000	Allied Capital Corporation, 6.625% due 07/15/2011	408,978
140,000	Allstate Life Global Funding, MTN, 4.250% due 02/26/2010	139,164
480,000	Bank of America Corporation, 5.650% due 05/01/2018	404,300
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	624,049
300,000	CIT Group Inc., MTN , 5.125% due 09/30/2014	147,947
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	541,199
150,000	First Union National, 7.800% due 08/18/2010	124,927
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	441,747
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	237,219
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	563,936
400,000	National Rural Utilities Cooperative Finance Corp., 5.450% due 02/01/2018	371,058
50,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	51,245
650,000	PNC Funding Corp., 5.625% due 02/01/2017	575,809
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	450,000
800,000	RBS Capital Trust I, TruPS, 4.709% due 12/29/2049 (h)	657,632
250,000	SLM Corporation, MTN, 2.960% due 07/26/2010 (h)	189,628

300,000	Sovereign Bank, 4.511% due 08/01/2013 (h)	219,606
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	208,260

		6,975,515

Industrials — 2.9%
690,000	Lowe’s Companies Inc., 6.100% due 09/15/2017 (d)	687,604
430,163	Procter & Gamble — ESOP, 9.360% due 01/01/2021	531,630
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	691,908
450,000	Waste Management Inc., 6.875% due 05/15/2009	451,283

		2,362,425

Utilities — 0.4%
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	350,252

TOTAL CORPORATE BONDS AND NOTES
(Cost $10,396,208)		9,688,192

MORTGAGE-BACKED SECURITIES — 11.2%
Collateralized Mortgage Obligations (CMO) — Agency — 3.1%
	FHLMC:
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	768,597
275,274	Series 2866, Class WN, 4.500% due 01/15/2024	275,733
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	891,742
545,173	Series 3254, Class NT, 5.750% due 11/15/2036	554,043
	GNMA:
26,007	Series 2002-9, Class B, 5.881% due 03/16/2024	25,970

		2,516,085

Collateralized Mortgage Obligations (CMO) — Non Agency — 0.4%
330,000	Asset Securitization Corporation, Series 1997-D4, Class A3, 8.014% due 04/14/2029 (h)	331,826

Commercial Mortgage-Backed Securities — 6.2%
459,467	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	453,790
888,703	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	897,016

800,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2, 4.353% due 06/10/2048	782,372
850,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	762,611
800,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	753,384
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	403,047
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	328,584
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042 (h)	471,088
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045	302,051

		5,153,943

Mortgage Pass-Through Securities — 1.5%
	FHLMC:
26,072	Pool #100081, 11.500% due 08/20/2016	29,432
7,853	Pool #303105, 11.000% due 11/01/2020	9,119
3,514	Pool #323406, 6.125% due 11/01/2008	3,502
93	Pool #E62394, Gold, 7.500% due 09/01/2010	95
	FNMA:
282,107	Pool #386314, 3.790% due 07/01/2013	266,820
285,713	Pool #780620, 5.500% due 05/01/2034	285,762
635,723	Pool #872709, 5.500% due 06/01/2036	634,540
6,371	GNMA, Pool #780584, 7.000% due 06/15/2027	6,732

		1,236,002

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $9,462,552)		9,237,856

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Government Agency Debentures — 0.7%
400,000	Financing Corporation, 10.700% due 10/06/2017	567,774

Government Sponsored Enterprises (GSE) — 0.6%
500,000	FHLB, 4.875% due 03/12/2010	511,210

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,060,482)		1,078,984

Shares

COLLATERAL FOR SECURITIES ON LOAN (c) — 21.2%
(Cost $17,579,673)
17,579,673	State Street Navigator Securities Trust — Prime Portfolio (i)	17,579,673

TOTAL INVESTMENTS
(Cost $107,924,471) (j)	130.3%	$107,834,124

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned

(105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$2,462,283	$18,765,905	18,765,905	$7,922,928	7,922,928	$13,305,260

(g)	Fair valued security as of September 30, 2008 (see note (b) above). At September 30, 2008, this security represents $309, less than 0.05% of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2008.

(i)	At September 30, 2008, the market value of the securities on loan was $17,597,214.

(j)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,609,915, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,700,262 and net depreciation for financial reporting purposes was $90,347. At September 30, 2008, aggregate cost for financial reporting purposes was $107,924,471.

(k)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$82,719,571	$—
Level 2 — Other Significant Observable Inputs	25,114,244	1,953
Level 3 — Significant Unobservable Inputs	309	—

Total	$107,834,124	$1,953

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities
Balance as of 6/30/2008	$—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(3,862)
Transfers in and/or out of Level 3	4,171

Balance as of 9/30/2008	$309

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
TruPS	— Trust Preferred Security
YNK	— Yankee Security

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	49.7%	$41,164,553
Japan	1.6	1,347,319
United Kingdom	1.5	1,267,192
Switzerland	1.3	1,087,935
France	1.1	872,448
Canada	1.0	855,124
Bermuda	0.7	620,139
Germany	0.7	548,531

Netherlands	0.7		538,418
Spain	0.5		379,541
China	0.4		356,808
Australia	0.4		296,444
Cayman Islands	0.3		279,829
Israel	0.3		277,258
Italy	0.3		216,977
Hong Kong	0.2		166,700
Sweden	0.2		123,768
Finland	0.1		122,076
Norway	0.1		112,410
India	0.1		103,037
Denmark	0.1		83,090
Brazil	0.1		68,940
Belgium	0.1		63,512
Austria	0.1		62,544
Greece	0.1		61,556
Singapore	0.1		50,597
Ireland	0.1		45,115
South Korea	0.0	#	35,664
Portugal	0.0	#	5,279
Luxembourg	0.0	#	3,566

TOTAL COMMON STOCKS	61.9		51,216,370
PREFERRED STOCKS:
Brazil	0.2		200,480
Germany	0.2		130,156

TOTAL PREFERRED STOCKS	0.4		330,636
INVESTMENT COMPANY SECURITIES	16.4		13,593,200
ASSET-BACKED SECURITIES	6.2		5,109,213
CORPORATE BONDS AND NOTES:
United States	10.9		9,012,897
Australia	0.7		624,050
Cayman Islands	0.1		51,245

TOTAL CORPORATE BONDS AND NOTES	11.7		9,688,192
MORTGAGE-BACKED SECURITIES	11.2		9,237,856
U.S. GOVERNMENT AGENCY OBLIGATIONS	1.3		1,078,984
COLLATERAL FOR SECURITIES ON LOAN	21.2		17,579,673

TOTAL INVESTMENTS	130.3%		$107,834,124

#	Amount represents less than 0.05% of net assets.

Munder Bond Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a),(b)

Principal
Amount		Value(c),(r)

ASSET-BACKED SECURITIES — 12.6%
Auto Loans — 3.2%
$5,000,000	DaimlerChrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	$4,853,542
2,235,000	Ford Credit Auto Owner Trust, Series 2007-A, Class C, 5.800% due 02/15/2013 (f)	1,730,287
2,250,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012	1,996,490
239,493	WFS Financial Owner Trust, Series 2004-3, Class A4, 3.930% due 02/17/2012	239,406

		8,819,725

Credit Card — 6.8%
	Capital One Multi-Asset Execution Trust:
600,000	Series 2006-C1, Class C, 2.778% due 03/17/2014 (g)	494,721
3,000,000	Series 2007-C3, Class C3, 2.778% due 04/15/2013 (g)	2,672,792
2,050,000	Series 2008-A3, Class A3, 5.050% due 02/15/2016	1,922,193
	Citibank Credit Card Issuance Trust:
5,500,000	Series 2006-A4, Class A4, 5.450% due 05/10/2013 (f)	5,498,270
500,000	Series 2006-C4, Class C4, 2.707% due 01/09/2012 (g)	468,494
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 2.588% due 12/15/2011 (g)	2,377,366
5,170,000	MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.800% due 10/15/2012 (f)	5,405,680

		18,839,516

Home Equity Loans — 1.2%
45,402	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	45,306
495,556	Countrywide Inc., Series 2003-BC6, Class M5, 5.407% due 04/25/2033 (g)	305,502
66,761	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028 (l)	66,761

1

410,000	Morgan Stanley ABS Capital I, Inc., 2005-HE2, Class M-2, 3.647% due 01/25/2035 (g)	306,167
150,000	Park Place Securities Inc., Series 2005-WCH1, Class M2, 3.727% due 01/25/2036 (g)	107,888
3,177,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 3.687% due 07/25/2035 (f),(g)	2,258,671
325,061	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 3.497% due 03/25/2033 (g)	248,894

		3,339,189

Time Share Receivables — 0.7%
	Marriott Vacation Club Owner Trust:
1,849,308	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (h),(i),(j)	1,681,813
308,218	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (h),(i),(j)	274,515

		1,956,328

Utilities — 0.5%
1,000,000	AEP Texas Central Transition Funding, Series 2006-A, Class A2, 4.980% due 07/01/2015	996,194
280,808	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	281,135

		1,277,329

Other — 0.2%
2,500,000	ELM BV, 144A, YNK, 19.204% due 06/20/2013 (g),(h),(i),(k),(l)	550,500

TOTAL ASSET-BACKED SECURITIES
(Cost $38,892,468)		34,782,587

CORPORATE BONDS AND NOTES — 33.8%
Financials — 23.2%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	884,015
5,000,000	AIG SunAmerica Institutional, MTN, YNK, 5.750% due 02/16/2009 (e)	3,854,120
3,306,000	Allied Capital Corporation, 6.625% due 07/15/2011 (f)	3,219,244
2,000,000	Banco Mercantil del Norte S.A., 144A, YNK, Series 144A, 5.875% due 02/17/2014 (becomes variable February 2009) (h),(i),(k)	2,010,800

2

4,560,000	Bank of America Corporation, 5.650% due 05/01/2018 (f)	3,840,852
560,000	Cincinnati Financial Corp., 6.125% due 11/01/2034	426,461
1,200,000	CIT Group Inc., MTN, 5.125% due 09/30/2014	591,788
1,420,000	Citigroup Inc., 6.125% due 05/15/2018	1,175,766
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,788,272
5,480,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009 (f)	5,392,314
1,465,000	Ford Motor Credit Company, 5.800% due 01/12/2009 (f)	1,390,979
3,500,000	Independence Community Bank Corporation, 3.750% due 04/01/2014 (becomes variable April 2009) (f)	1,941,310
2,650,000	International Lease Finance Corporation, MTN, 4.375% due 11/01/2009 (f)	2,175,017
4,420,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012 (f)	4,887,442
3,285,000	Lehman Brothers Holdings, MTN, 5.625% due 01/24/2013 (f),(s)	410,625
1,250,000	Merrill Lynch & Co., Inc., MTN 6.050% due 08/15/2012	1,172,041
3,975,000	Merrill Lynch & Co., Inc., MTN, 6.875% due 04/25/2018 (f)	3,516,881
3,110,000	National Rural Utilities Cooperative Finance Corp., 5.450% due 02/01/2018 (f),(i)	2,884,973
400,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	409,960
3,655,000	PNC Funding Corp., 5.625% due 02/01/2017 (f),(i)	3,237,818
4,955,000	RBS Capital Trust I, 4.709% due 12/29/2049 (becomes variable June 2013) (e),(f)	4,073,208
700,000	Simon Property Group LP, 5.750% due 05/01/2012	680,142
1,820,000	SLM Corporation, MTN, 2.960% due 07/26/2010 (g)	1,380,490
4,000,000	Stancorp Financial Group, 6.900% due 05/29/2067	3,368,500
5,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049 (becomes variable June 2011) (f)	5,006,950
3,760,000	Wachovia Corp., 5.750% due 02/01/2018	2,820,707

3

820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	758,994
525,000	Wells Fargo Bank, 4.750% due 02/09/2015	472,213

		63,771,882

Industrials — 9.1%
1,970,000	Allied Waste North America, Inc., 6.375% due 04/15/2011	1,910,900
1,120,000	Amkor Technologies, Inc., 7.750% due 05/15/2013 (e)	957,600
4,500,000	AT&T Inc., 5.500% due 02/01/2018	4,007,340
3,400,000	Barrick North America Finance LLC, MTN 6.800% due 09/15/2018	3,228,861
1,552,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	1,788,022
3,000,000	Comcast Corp., 6.400% due 05/15/2038	2,399,850
120,000	Freeport-McMoRan Copper & Gold Inc., 8.250% due 04/01/2015	117,900
2,500,000	General Motors Corporation, 7.200% due 01/15/2011 (e),(f)	1,468,750
1,945,000	Home Depot Inc., 5.400% due 03/01/2016	1,653,868
770,000	Kansas City Southern Railway, 8.000% due 06/01/2015	758,450
200,000	Levi Strauss & Co., 9.750% due 01/15/2015 (e)	167,000
1,970,000	Swift Energy Co., 7.625% due 07/15/2011	1,871,500
3,150,000	Waste Management Inc., 6.875% due 05/15/2009 (f)	3,158,981
2,000,000	Westlake Chemical Corp., 6.625% due 01/15/2016	1,700,000

		25,189,022

Utilities — 1.5%
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	544,111
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008 (f)	3,502,520

		4,046,631

TOTAL CORPORATE BONDS AND NOTES
(Cost $107,372,664)		93,007,535

4

MORTGAGE-BACKED SECURITIES — 62.1%
Collateralized Mortgage Obligations (CMO) — Agency — 7.0%
	FHLMC:
285,746	Series 1603, Class J, 6.500% due 07/15/2023	288,466
657,458	Series 1650 Class J, 6.500% due 06/15/2023 (f)	660,970
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027 (f)	4,042,934
725,000	Series 2764, Class QD, 5.000% due 02/15/2029	728,274
1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028 (f)	1,312,950
5,000,000	Series 3022, Class MB, 5.000% due 12/15/2028 (f)	5,039,021
3,800,000	Series 3098, Class PC, 5.000% due 03/15/2029 (f)	3,822,355
111,284	Series 3164, Class NA, 6.000% due 02/15/2027	113,342
	FNMA:
238,774	Series 1990-5, Class J, 8.200% due 01/25/2020	256,129
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024 (f)	1,672,854
433,091	Series 2003-63, Class GU, 4.000% due 07/25/2033	430,744
744,576	Series 2006-97, Class MA, 6.000% due 06/25/2016 (f)	759,130

		19,127,169

Collateralized Mortgage Obligations (CMO) — Non Agency — 0.1%
290,193	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 4.913% due 06/25/2035	276,886

Commercial Mortgage-Backed Securities — 13.6%
5,513,288	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042 (f)	5,407,639
816,830	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	806,738
2,536,850	CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2, 7.545% due 04/15/2062 (f)	2,572,534
1,202,194	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.340% due 10/10/2032 (f)	1,210,933
2,415,000	First Union National Bank — Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031 (f)	2,416,650

5

	GE Capital Commercial Mortgage Corporation:
2,000,000	Series 2003-C2, Class A4, 5.145% due 07/10/2037 (f)	1,882,134
6,675,000	Series 2005-C1, Class A2, 4.353% due 06/10/2048 (f)	6,527,921
5,335,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039 (f)	4,786,505
1,000,000	JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class B, 7.642% due 08/15/2032 (g)	1,018,210
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	1,883,459
3,000,000	Morgan Stanley Capital Trust, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (f)	2,798,603
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.832% due 05/15/2043 (f),(g)	6,181,590

		37,492,916

Mortgage Pass-Through Securities — 41.4%
	FHLMC:
575,723	Pool #1B2506, Non-Gold, 5.157% due 01/01/2036 (f),(g)	580,020
29,981	Pool #A00813, Gold, 9.000% due 10/01/2020	32,766
89,392	Pool #A01048, Gold, 8.500% due 02/01/2020	97,677
2,523,098	Pool #A63820, Gold, 6.000% due 08/01/2037 (f)	2,556,524
801,509	Pool #C01501, Gold, 5.500% due 03/01/2033 (f)	799,642
114,929	Pool #C30261, Gold, 7.500% due 08/01/2029 (f)	124,711
835	Pool #E62394, Gold, 7.500% due 09/01/2010	856
139,921	Pool #F70013, Gold, 7.000% due 12/01/2011 (f)	146,139
67,049	Pool # G00479, Gold 9.000% due 04/01/2025	74,647
	FNMA:
7,000,000	4.500% due 10/25/2023 (m),(p)	6,820,625
6,000,000	5.000% due 10/25/2023 (m),(p)	5,956,872
17,000,000	5.000% due 10/25/2038 (m),(p)	16,564,375
3,000,000	5.500% due 10/25/2023 (m),(p)	3,023,436
27,375,000	5.500% due 10/25/2038 (m),(p)	27,298,021
18,000,000	6.000% due 10/01/2038 (m),(p)	18,230,616

6

121,884	Pool #070225, 7.500% due 08/01/2018	131,474
11,349	Pool #081585, 11.500% due 07/01/2012	11,773
229,584	Pool #100081, 11.500% due 08/20/2016 (f)	259,165
280,906	Pool #250550, 6.500% due 05/01/2026 (f)	291,124
380,699	Pool #251518, 6.000% due 02/01/2013 (f)	389,169
453,234	Pool #251760, 6.000% due 06/01/2013 (f)	463,932
2,699,710	Pool #257043, 6.000% due 01/01/2038 (f)	2,737,434
113,283	Pool #303105, 11.000% due 11/01/2020 (f)	131,545
23,188	Pool #323406, 6.125% due 11/01/2008	23,111
1,736,043	Pool #386314, 3.790% due 07/01/2013 (f)	1,641,970
113,886	Pool #490365, 5.841% due 12/01/2028 (f),(g)	116,310
1,309,030	Pool #555290, 4.926% due 02/01/2013 (f)	1,299,048
523,139	Pool #725495, 4.842% due 02/01/2034 (f),(g)	526,936
3,293,228	Pool #726182, 5.000% due 07/01/2033 (f)	3,219,255
1,856,367	Pool #735060, 6.000% due 11/01/2034 (f)	1,886,182
1,200,517	Pool #745275, 5.000% due 02/01/2036 (f)	1,171,675
564,228	Pool #767413, 5.500% due 01/01/2034 (f)	563,796
1,320,997	Pool #776836, 6.500% due 08/01/2034 (f)	1,359,964
4,647,090	Pool #780620, 5.500% due 05/01/2034 (f)	4,647,882
497,811	Pool #788520, 5.500% due 07/01/2034 (f)	497,429
388,602	Pool #788908, 6.000% due 08/01/2034 (f)	394,843
604,232	Pool #790362, 4.866% due 08/01/2034 (f),(g)	612,343
1,369,853	Pool #897791, 6.000% due 09/01/2036 (f)	1,389,071
439,398	Pool #906281, 5.488% due 01/01/2037 (f),(g)	447,525

7

754,965	Pool #918160, 5.500% due 05/01/2022 (f)	761,771
824,204	Pool #928206, 6.000% due 04/01/2037 (f)	835,721
1,731,332	Pool #938199, 6.500% due 07/01/2037 (f)	1,777,166
1,757,617	Pool #954165, 6.000% due 01/01/2038 (f)	1,782,177
608,193	Pool #956918, 5.500% due 11/01/2037 (f)	607,027
	GNMA:
143,254	Pool #627907, 5.000% due 02/15/2034	140,787
86,437	Pool #780077, 8.000% due 03/15/2025	94,762
58,500	Pool #780584, 7.000% due 06/15/2027	61,814
1,203,512	Pool #781008, 6.000% due 03/15/2029	1,229,546

		113,810,654

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $169,829,405)		170,707,625

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Government Sponsored Enterprises (GSE) — 2.8%
	FNMA:
5,100,000	2.875% due 10/12/2010 (e)	5,076,672
1,100,000	5.000% due 05/11/2017	1,125,227
700,000	5.375% due 06/12/2017 (e)	733,930
625,000	7.125% due 06/15/2010	665,994

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,603,133)		7,601,823

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds — 0.5%
1,140,000	6.500% due 11/15/2026 (e)	1,431,324

U.S. Treasury Notes — 3.5%
9,413,000	4.000% due 08/15/2018 (e)	9,546,843

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,958,444)		10,978,167

FOREIGN GOVERNMENT AGENCY OBLIGATIONS — 1.1%
(Cost $2,996,341)
Government — 1.1%
3,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010 (f)	2,939,271

INVESTMENT COMPANY SECURITY — 11.0%
(Cost $30,245,866)
30,245,866	Institutional Money Market Fund (n)	30,245,866

8

COLLATERAL FOR SECURITIES ON LOAN (d) — 5.9%
(Cost $16,392,440)
16,392,440	State Street Navigator Securities Trust — Prime Portfolio (o)	16,392,440

TOTAL INVESTMENTS
(Cost $384,290,761) (q)	133.3%	$366,655,314

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	As of September 30, 2008, more than 25% of the Fund’s net assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when-issued or delayed delivery basis.

(g)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2008.

(h)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(j)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

9

(k)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $2,561,300, 0.9% of net assets.

Security	Acquisition Date	Cost

Banco Mercantil del Norte S.A.,144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,999,291
ELM BV, 144A, YNK, 19.204% due 06/20/2013	06/13/2006	$2,500,000

(l)	Fair valued security as of September 30, 2008, (see note (c) above). At September 30, 2008, these securities represent $617,261, 0.2% of net assets.

(m)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(n)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$52,376,033	$28,636,946	28,636,946	$50,767,113	50,767,113	$30,245,866

(o)	At September 30, 2008, the market value of the securities on loan is $15,817,372.

(p)	Security subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

(q)	At September 30, 2008 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,783,065, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $20,418,512 and net depreciation for financial reporting purposes was $17,635,447. At September 30, 2008, aggregate cost for financial reporting purposes was $384,290,761.

(r)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$46,638,306	$104,659
Level 2 — Other Significant Observable Inputs	319,399,747	—
Level 3 — Significant Unobservable Inputs	617,261	—

Total	$366,655,314	$104,659

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 6/30/2008	$572,750	$—
Net purchases/(sales)	(13,420)	—
Accrued discounts/(premiums)	—	—
Realized gain/(loss)	4,074	—
Change in unrealized appreciation/(depreciation)	(25,699)	—
Transfers in and/or out of Level 3	79,556	—

Balance as of 9/30/2008	$617,261	$—

(s)	Issuer in default with respect to the payment of principal or interest or has filed for bankruptcy.

The following table represents bonds that are in default:

	Principal	Acquisition	Market
Security	Amount	Cost	Value

Lehman Brothers Holdings, MTN 5.625% due 01/24/2013	$3,285,000	$3,236,817	$410,625

FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2008

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Depreciation

U.S. Treasury Note Future, December 2008	45	$5,030,258	$5,050,547	$20,289
U.S. Treasury Bond Future, December 2008	175	20,420,708	20,505,078	84,370

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
YNK	— Yankee Security

11

Munder Cash Investment Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(k)

CERTIFICATES OF DEPOSIT — 5.8%
$15,000,000	Bank of Scotland PLC, 3.008% due 02/06/2009 (e)	$15,000,000
15,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 2.780% due 10/22/2008	15,000,000
15,000,000	PNC Bank NA, 3.015% due 02/23/2009 (e)	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $45,000,000)		45,000,000

COMMERCIAL PAPER — 54.3%
15,000,000	Amsterdam Funding Corporation, 2.970% due 01/07/2009 (d)	14,878,725
15,000,000	Bank of America Corporation, 2.690% due 12/05/2008 (d)	14,927,146
15,000,000	Barton Capital Corp., 2.460% due 10/06/2008 (d)	14,994,875
15,000,000	BNP Paribas, YNK, 2.680% due 10/24/2008 (d)	14,974,317
15,000,000	CAFCO LLC, 2.760% due 10/23/2008 (d)	14,974,700
15,000,000	Charta LLC, 2.750% due 10/17/2008 (d)	14,981,667
15,000,000	Crown Point Capital Company, LLC, 2.600% due 10/09/2008 (d)	14,991,333
15,000,000	Falcon Asset Securitization Company LLC, 2.650% due 10/06/2008 (d)	14,994,479
15,000,000	Fcar Owner Trust, Series II, 2.950% due 10/01/2008 (d)	15,000,000
15,000,000	General Electric Capital Corporation, 3.050% due 11/12/2008 (d)	14,946,625
15,000,000	Gotham Funding Corporation, 2.680% due 10/06/2008 (d)	14,994,417
15,000,000	ING U.S. Funding Corporation, 2.690% due 10/23/2008 (d)	14,975,342
15,000,000	International Lease Finance Corporation, 3.040% due 10/27/2008 (d)	14,967,067
20,000,000	Kittyhawk Funding Corporation, 3.950% due 11/10/2008 (d)	19,912,222
15,000,000	Lexington Parker Capital Corporation, 2.600% due 10/09/2008 (d)	14,991,333
15,000,000	Liberty Street Funding Corporation, 7.000% due 10/01/2008 (d)	15,000,000

1

15,000,000	National Australia Funding Delaware, Inc., YNK, 2.680% due 10/31/2008 (d)	$14,966,500
20,000,000	New Center Asset Trust, 7.000% due 10/01/2008 (d)	20,000,000
15,000,000	Old Line Funding LLC, 4.050% due 10/10/2008 (d)	14,984,812
15,000,000	Park Avenue Receivables Corporation, 2.720% due 12/03/2008 (d)	14,928,600
15,000,000	PNC Bank NA, 2.860% due 01/09/2009 (d)	14,880,833
20,000,000	Ranger Funding Company, LLC, 3.950% due 11/04/2008 (d)	19,925,389
15,000,000	Thames Asset Global Securitization, 2.950% due 01/05/2009 (d)	14,882,000
15,000,000	Thunder Bay Funding, LLC, 2.720% due 10/15/2008 (d)	14,984,133
15,000,000	Variable Funding Capital Corporation, 2.820% due 12/09/2008 (d)	14,918,925
15,000,000	Victory Receivables Corporation, 2.530% due 10/10/2008 (d)	14,990,512
15,000,000	Yorktown Capital LLC, 2.720% due 10/20/2008 (d)	14,978,467

TOTAL COMMERCIAL PAPER
(Cost $418,944,419)		418,944,419

CORPORATE BONDS AND NOTES — 5.2%
15,000,000	Rabobank Nederland, YNK, 144A, 2.993% due 11/09/2009 (e),(g),(h),(i)	15,000,000
15,000,000	Toyota Motor Credit Corp., MTN, 2.537% due 01/12/2009 (e)	15,000,000
10,000,000	Wells Fargo Bank NA, MTN, 2.898% due 06/18/2009 (e)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $40,000,000)		40,000,000

REPURCHASE AGREEMENTS (c) — 31.9%
174,919,000	Agreement with Merrill Lynch & Co., Inc., 1.500% dated 09/30/2008, to be repurchased at $174,926,288 on 10/01/2008, collateralized by $181,222,430 FHLMC, 5.500%-6.000% having maturities from 07/01/2037-08/01/2038 (value $180,169,773)	174,919,000
71,485,000	Agreement with State Street Bank & Trust Company, 1.250% dated 09/30/2008, to be repurchased at $71,487,482 on 10/01/2008, collateralized by $72,295,000 FHLMC, 3.650% maturing 12/30/2009 (value $72,915,178)	71,485,000

TOTAL REPURCHASE AGREEMENTS
(Cost $246,404,000)		246,404,000

2

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
(Cost $14,919,025)
15,000,000	FNMA Discount Notes, 2.370% due 12/22/2008 (f)	$14,919,025

TOTAL INVESTMENTS
(Cost $765,267,444)(j)	99.1%	$765,267,444

(a)	All percentages are based on net assets of the Fund as of September 30, 2008. The Board of Trustees has approved the liquidation of the Fund. The liquidation is expected to occur as soon as practicable and will be coordinated to coincide with a significant redemption in-kind of shares of the Fund held by clients and customers of Comerica Bank and its affiliates.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2008.

(f)	Zero-coupon note. Rate represents annualized yield at date of purchase.

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(j)	At September 30, 2008, aggregate cost for financial reporting purposes was $765,267,444.

(k)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

3

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	765,267,444
Level 3 — Significant Unobservable Inputs	—

Total	$765,267,444

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

4

Munder Energy Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a),(b)

Shares		Value(c),(f)

COMMON STOCKS — 99.1%
Consumer Discretionary — 1.2%
Auto Parts & Equipment — 1.2%
29,300	Fuel Systems Solutions, Inc. †	$1,009,385

Consumer Staples — 0.8%
Food Distributors — 0.4%
8,700	Andersons, Inc. (The)	306,414

Packaged Foods & Meats — 0.4%
40,500	Cosan Limited, Class A †	323,190

Total Consumer Staples		629,604

Energy — 83.7%
Integrated Oil & Gas — 38.9%
10,000	BG Group plc, ADR	911,500
28,600	BP p.l.c., ADR	1,434,862
30,425	Chevron Corporation	2,509,454
32,744	ConocoPhillips	2,398,498
42,800	Eni S.p.A., ADR	2,266,260
28,400	Exxon Mobil Corporation	2,205,544
34,600	Hess Corporation	2,839,968
39,200	Marathon Oil Corporation	1,562,904
47,500	Murphy Oil Corporation	3,046,650
54,700	Occidental Petroleum Corporation	3,853,615
61,300	Repsol YPF, SA, ADR	1,818,158
22,600	Royal Dutch Shell plc, Class A, ADR	1,333,626
123,000	Statoil ASA, ADR	2,927,400
38,900	Total S.A., ADR	2,360,452

		31,468,891

Oil & Gas Drilling — 8.7%
16,200	Diamond Offshore Drilling, Inc.	1,669,572
11,300	Helmerich & Payne, Inc.	488,047
100	Nabors Industries Ltd. †	2,492
58,400	Noble Corporation	2,563,760
21,167	Transocean Inc. †	2,324,983

		7,048,854

Oil & Gas Equipment & Services — 11.3%
16,450	Baker Hughes Incorporated	995,883
12,800	Complete Production Services, Inc. †	257,664
4,800	Core Laboratories N.V.	486,336
6,000	Dawson Geophysical Company †	280,140
10,900	FMC Technologies, Inc. †	507,395
59,900	Halliburton Company	1,940,161

1

9,800	National Oilwell Varco, Inc. †	492,254
23,700	Schlumberger Limited	1,850,733
32,000	Smith International, Inc.	1,876,480
15,600	Superior Energy Services, Inc. †	485,784

		9,172,830

Oil & Gas Exploration & Production — 21.4%
21,900	Anadarko Petroleum Corporation	1,062,369
36,036	Apache Corporation	3,757,834
13,100	Arena Resources, Inc. †	508,935
10,900	Carrizo Oil & Gas, Inc. †	395,343
9,400	Comstock Resources, Inc. †	470,470
7,500	Continental Resources, Inc. †	294,225
17,800	Denbury Resources Inc. †	338,912
23,400	Devon Energy Corporation	2,134,080
27,500	EOG Resources, Inc.	2,460,150
9,000	GMX Resources Inc. †	430,200
40,300	Noble Energy, Inc.	2,240,277
11,800	Petrohawk Energy Corporation †	255,234
4,600	Whiting Petroleum Corporation †	327,796
55,875	XTO Energy Inc.	2,599,305

		17,275,130

Oil & Gas Refining & Marketing — 3.4%
29,700	Holly Corporation	858,924
26,400	Sunoco, Inc.	939,312
29,700	Valero Energy Corporation	899,910
54,800	Verenium Corporation †	51,512

		2,749,658

Total Energy		67,715,363

Industrials — 6.5%
Electrical Components & Equipment — 5.3%
22,000	American Superconductor Corporation †	518,540

96,200	China BAK Battery, Inc. †	346,320
17,300	Energy Conversion Devices, Inc. †	1,007,725
46,700	Evergreen Solar, Inc. †	257,784
3,600	First Solar, Inc. †	680,076
63,600	FuelCell Energy, Inc. †	383,508
8,600	General Cable Corporation †	306,418
27,000	JA Solar Holdings Co., Ltd., ADR †	285,660
133,200	Plug Power, Inc. †	131,868
9,800	Suntech Power Holdings Co., Ltd., ADR †	351,526

		4,269,425

Heavy Electrical Equipment — 1.2%
11,400	Vestas Wind Systems A/S †	970,076

Total Industrials		5,239,501

2

Information Technology — 4.9%
Electronic Equipment Manufacturers — 0.9%

20,600	Comverge, Inc. †	94,760
6,800	Itron, Inc. †	602,004

		696,764

Electronic Manufacturing Services — 1.1%
35,800	Echelon Corporation †	353,704
40,900	Maxwell Technologies, Inc. †	545,606

		899,310

Semiconductor Equipment — 1.4%
37,700	Applied Materials, Inc.	570,401
77,700	EMCORE Corporation †	383,838
6,300	MEMC Electronic Materials, Inc. †	178,038

		1,132,277

Semiconductors — 1.5%

28,300	Cree, Inc. †	644,674

18,100	International Rectifier Corporation †	344,262
11,600	Trina Solar Limited, ADR †	266,220

		1,255,156

Total Information Technology		3,983,507

Materials — 1.5%
Industrial Gases — 0.8%
13,000	Airgas, Inc.	645,450

Specialty Chemicals — 0.7%
14,000	OM Group, Inc. †	315,000
8,500	Rockwood Holdings, Inc. †	218,110

		533,110

Total Materials		1,178,560

Utilities — 0.5%
Independent Power Producers & Energy Traders — 0.5%
12,200	Ormat Technologies, Inc.	443,226

TOTAL COMMON STOCKS
(Cost $52,399,365)		80,199,146

INVESTMENT COMPANY SECURITY — 1.0%
(Cost $823,908)
823,908	Institutional Money Market Fund (d)	823,908

TOTAL INVESTMENTS
(Cost $53,223,273) (e)	100.1%	$81,023,054

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and

3

demand for specific energy-related products or services and tax and other government regulation. As of September 30, 2008, more than 25% of the Fund’s net assets were invested in issuers in the oil, gas & consumable fuels industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would of a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$363,536	$7,990,413	7,990,413	$7,530,041	7,530,041	$823,908

(e)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,734,043, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,934,262 and net appreciation for financial reporting purposes was $27,799,781. At September 30, 2008, aggregate cost for financial reporting purposes was $52,223,273.

(f)	Fair Valuations Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value

4

hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments
Valuation Inputs	in Securities

Level 1 — Quoted Prices	$81,023,054
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$81,023,054

ABBREVIATION:
ADR — American Depositary Receipt

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	79.2%	$64,115,068
Norway	3.6	2,927,400
France	2.9	2,360,452
United Kingdom	2.9	2,346,362
Italy	2.8	2,266,260
Netherlands	2.3	1,819,962
Spain	2.3	1,818,158
China	1.5	1,249,726
Denmark	1.2	970,076
Brazil	0.4	323,190
Bermuda	0.0 #	2,492

TOTAL COMMON STOCKS	99.1	80,199,146
INVESTMENT COMPANY SECURITY	1.0	823,908

TOTAL INVESTMENTS	100.1%	$81,023,054

#	Amount represents less than 0.05% of net assets.

5

Munder Index 500 Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(g)

COMMON STOCKS — 97.4%
Consumer Discretionary — 8.3%
Auto Components — 0.2%
10,976	Goodyear Tire & Rubber Company †	$168,042
27,026	Johnson Controls, Inc.	819,699

		987,741

Automobiles — 0.2%
102,930	Ford Motor Company †	535,236
25,770	General Motors Corporation	243,527
10,711	Harley-Davidson, Inc.	399,520

		1,178,283

Distributors — 0.1%
7,364	Genuine Parts Company	296,107

Diversified Consumer Services — 0.1%
4,834	Apollo Group, Inc., Class A †	286,656
14,933	H&R Block, Inc.	339,726

		626,382

Hotels, Restaurants & Leisure — 1.3%
19,888	Carnival Corporation	703,041
6,455	Darden Restaurants, Inc.	184,807
14,092	International Game Technology	242,101
13,450	Marriott International, Inc., Class A	350,910
51,192	McDonald’s Corporation	3,158,546
33,254	Starbucks Corporation †	494,487
8,498	Starwood Hotels & Resorts Worldwide, Inc.	239,134
8,077	Wyndham Worldwide Corporation	126,890
21,335	YUM! Brands, Inc.	695,734

		6,195,650

Household Durables — 0.5%
2,729	Black & Decker Corporation (The)	165,787
5,879	Centex Corporation	95,240
12,537	D.R. Horton, Inc.	163,232
6,823	Fortune Brands, Inc.	391,367
2,761	Harman International Industries, Incorporated	94,067
3,426	KB Home	67,424
7,316	Leggett & Platt, Incorporated	159,416
6,681	Lennar Corporation, Class A	101,484
12,612	Newell Rubbermaid, Inc.	217,683
9,724	Pulte Homes, Inc.	135,844
2,614	Snap-on Incorporated	137,653

1

3,576	Stanley Works (The)	149,262
3,388	Whirlpool Corporation	268,635

		2,147,094

Internet & Catalog Retail — 0.3%
14,540	Amazon.com, Inc. †	1,057,930
9,524	Expedia, Inc. †	143,908

		1,201,838

Leisure Equipment & Products — 0.1%
13,117	Eastman Kodak Company	201,740
5,715	Hasbro, Inc.	198,425
16,410	Mattel, Inc.	296,036

		696,201

Media — 2.6%
30,948	CBS Corporation, Class B	451,222
132,826	Comcast Corporation, Class A	2,607,374
26,274	DIRECTV Group Inc. (The) †	687,591
10,383	Gannett Co., Inc.	175,577
21,687	Interpublic Group of Companies, Inc. †	168,074
14,456	McGraw-Hill Companies, Inc. (The)	456,954
1,811	Meredith Corporation	50,780
5,301	New York Times Company (The), Class A	75,751
104,505	News Corporation, Class B	1,253,015
14,510	Omnicom Group Inc.	559,506
4,090	Scripps Networks Interactive, Class A	148,508
163,079	Time Warner Inc.	2,137,966
28,262	Viacom Inc., Class B †	702,028
85,409	Walt Disney Company (The)	2,621,202
278	Washington Post Company (The), Class B	154,779

		12,250,327

Multiline Retail — 0.8%
3,733	Big Lots, Inc. †	103,889
2,744	Dillard’s, Inc., Class A	32,379
6,358	Family Dollar Stores, Inc.	150,685
10,108	J.C. Penney Company, Inc.	337,001
13,862	Kohl’s Corporation †	638,761
19,142	Macy’s, Inc.	344,173
7,259	Nordstrom, Inc.	209,204
2,589	Sears Holdings Corporation †	242,072
34,349	Target Corporation	1,684,818

		3,742,982

Specialty Retail — 1.6%
3,961	Abercrombie & Fitch Co., Class A	156,261
4,904	AutoNation, Inc. †	55,121
1,901	AutoZone, Inc. †	234,469
11,998	Bed Bath & Beyond Inc. †	376,857
15,374	Best Buy Co., Inc.	576,525

2

7,435	GameStop Corp., Class A †	254,351
21,371	Gap, Inc. (The)	379,976
77,309	Home Depot, Inc. (The)	2,001,530
12,989	Limited Brands, Inc.	224,970
66,713	Lowe’s Companies, Inc.	1,580,431
13,112	Office Depot, Inc. †	76,312
5,968	RadioShack Corporation	103,127
4,491	Sherwin-Williams Company (The)	256,706
32,364	Staples, Inc.	728,190
5,644	Tiffany & Co.	200,475
19,090	TJX Companies, Inc. (The)	582,627

		7,787,928

Textiles, Apparel & Luxury Goods — 0.5%
15,334	Coach, Inc. †	383,963
3,797	Jones Apparel Group, Inc.	70,283
4,498	Liz Claiborne, Inc.	73,902
17,857	NIKE, Inc., Class B	1,194,633
2,587	Polo Ralph Lauren Corporation	172,398
3,965	V.F. Corporation	306,534

		2,201,713

Total Consumer Discretionary		39,312,246

Consumer Staples — 11.9%
Beverages — 2.8%
32,728	Anheuser-Busch Companies, Inc.	2,123,393
3,571	Brown-Forman Corporation, Class B	256,433
90,483	Coca-Cola Company (The)	4,784,741
14,433	Coca-Cola Enterprises, Inc.	242,041
8,822	Constellation Brands, Inc., Class A †	189,320
6,856	Molson Coors Brewing Company, Class B	320,518
6,216	Pepsi Bottling Group, Inc. (The)	181,321
71,258	PepsiCo, Inc.	5,078,558

		13,176,325

Food & Staples Retailing — 2.8%
19,789	Costco Wholesale Corporation	1,284,900
65,325	CVS Caremark Corporation	2,198,839
29,809	Kroger Co. (The)	819,151
19,818	Safeway Inc.	470,083
9,667	SUPERVALU Inc.	209,774
27,401	SYSCO Corporation	844,773
102,066	Wal-Mart Stores, Inc. (d)	6,112,733
45,056	Walgreen Co.	1,394,934
6,385	Whole Foods Market, Inc.	127,891

		13,463,078

Food Products — 1.7%
29,325	Archer-Daniels-Midland Company	642,511
9,638	Campbell Soup Company	372,027

3

20,619	ConAgra Foods, Inc.	401,246
6,934	Dean Foods Company †	161,978
15,303	General Mills, Inc.	1,051,622
14,215	H.J. Heinz Company	710,324
7,543	Hershey Foods Corporation	298,250
11,397	Kellogg Company	639,372
69,100	Kraft Foods Inc., Class A	2,263,025
5,869	McCormick & Company, Incorporated	225,663
32,152	Sara Lee Corporation	406,080
13,514	Tyson Foods, Inc., Class A	161,357
9,806	Wm. Wrigley Jr. Company	778,596

		8,112,051

Household Products — 2.7%
6,285	Clorox Company (The)	394,007
23,019	Colgate-Palmolive Company	1,734,481
18,899	Kimberly-Clark Corporation	1,225,411
138,113	Procter & Gamble Company (The)	9,625,095

		12,978,994

Personal Products — 0.2%
19,376	Avon Products, Inc.	805,460
5,226	Estee Lauder Companies Inc. (The), Class A	260,830

		1,066,290

Tobacco — 1.7%
93,753	Altria Group, Inc.	1,860,060
7,916	Lorillard, Inc.	563,223
93,820	Philip Morris International Inc.	4,512,742
7,737	Reynolds American, Inc.	376,173
6,715	UST Inc.	446,816

		7,759,014

Total Consumer Staples		56,555,752

Energy — 13.0%
Energy Equipment & Services — 2.6%
14,029	Baker Hughes Incorporated	849,316
13,388	BJ Services Company	256,112
9,908	Cameron International Corporation †	381,854
6,522	ENSCO International Incorporated	375,863
39,912	Halliburton Company	1,292,750
12,751	Nabors Industries Ltd. †	317,755
18,997	National Oilwell Varco, Inc. †	954,219
12,250	Noble Corporation	537,775
5,143	Rowan Companies, Inc.	157,119
54,602	Schlumberger Limited	4,263,870
9,831	Smith International, Inc.	576,490
14,521	Transocean Inc. †	1,594,987
30,981	Weatherford International Ltd. †	778,862

		12,336,972

4

Oil, Gas & Consumable Fuels — 10.4%
21,323	Anadarko Petroleum Corporation	1,034,379
15,223	Apache Corporation	1,587,454
4,836	Cabot Oil & Gas Corporation	174,773
23,725	Chesapeake Energy Corporation	850,778
93,513	Chevron Corporation	7,712,952
69,177	ConocoPhillips	5,067,215
8,338	CONSOL Energy Inc.	382,631
20,109	Devon Energy Corporation	1,833,941
31,916	El Paso Corporation	407,248
11,324	EOG Resources, Inc.	1,013,045
236,416	Exxon Mobil Corporation (d)	18,360,067
12,883	Hess Corporation	1,057,437
32,114	Marathon Oil Corporation	1,280,385
3,820	Massey Energy Company	136,259
8,668	Murphy Oil Corporation	555,966
7,860	Noble Energy, Inc.	436,937
37,191	Occidental Petroleum Corporation	2,620,106
12,378	Peabody Energy Corporation	557,010
5,446	Pioneer Natural Resources Company	284,717
7,059	Range Resources Corporation	302,619
15,620	Southwestern Energy Company †	477,035
27,985	Spectra Energy Corp.	666,043
5,319	Sunoco, Inc.	189,250
6,276	Tesoro Corporation	103,491
23,812	Valero Energy Corporation	721,504
26,229	Williams Companies, Inc. (The)	620,316
25,090	XTO Energy Inc.	1,167,187

		49,600,745

Total Energy		61,937,717

Financials — 15.4%
Capital Markets — 2.7%
9,874	Ameriprise Financial, Inc.	377,187
52,165	Bank of New York Mellon Corporation (The)	1,699,536
42,462	Charles Schwab Corporation (The)	1,104,012
25,129	E*TRADE Financial Corporation †	70,361
4,154	Federated Investors, Inc., Class B	119,843
6,930	Franklin Resources, Inc.	610,741
19,758	Goldman Sachs Group, Inc. (The)	2,529,024
17,604	Invesco Ltd.	369,332
7,274	Janus Capital Group Inc.	176,613
6,451	Legg Mason, Inc.	245,525
69,707	Merrill Lynch & Co., Inc.	1,763,587
50,479	Morgan Stanley	1,161,017
10,061	Northern Trust Corporation	726,404

5

19,651	State Street Corporation	1,117,749
11,777	T. Rowe Price Group, Inc.	632,542

		12,703,473

Commercial Banks — 2.9%
25,011	BB&T Corporation	945,416
6,848	Comerica Incorporated (e)	224,546
26,287	Fifth Third Bancorp	312,815
9,229	First Horizon National Corporation	86,385
16,666	Huntington Bancshares Incorporated	133,161
22,515	KeyCorp	268,829
3,511	M&T Bank Corporation	313,357
11,808	Marshall & Ilsley Corporation	237,931
34,648	National City Corporation	60,634
15,771	PNC Financial Services Group, Inc. (The)	1,178,094
31,625	Regions Financial Corporation	303,600
16,098	SunTrust Banks, Inc.	724,249
79,293	U.S. Bancorp	2,856,134
98,264	Wachovia Corporation	343,924
150,614	Wells Fargo & Company	5,652,544
5,219	Zions Bancorporation	201,975

		13,843,594

Consumer Finance — 0.7%
52,771	American Express Company	1,869,676
17,102	Capital One Financial Corporation	872,202
21,818	Discover Financial Services	301,525
21,270	SLM Corporation †	262,472

		3,305,875

Diversified Financial Services — 4.8%
207,563	Bank of America Corporation (d)	7,264,705
13,557	CIT Group Inc.	94,357
247,858	Citigroup Inc. (d)	5,083,568
3,054	CME Group Inc.	1,134,591
3,431	IntercontinentalExchange, Inc. †	276,813
167,558	JPMorgan Chase & Co.	7,824,959
8,054	Leucadia National Corporation	365,974
8,984	Moody’s Corporation	305,456
12,107	NYSE Euronext	474,352

		22,824,775

Insurance — 2.9%
21,675	Aflac Incorporated	1,273,406
24,648	Allstate Corporation (The)	1,136,766
122,388	American International Group, Inc. (d)	407,552
12,638	Aon Corporation	568,204
5,398	Assurant, Inc.	296,890
16,411	Chubb Corporation (The)	900,964
7,391	Cincinnati Financial Corporation	210,200

6

20,180	Genworth Financial, Inc., Class A	173,750
13,714	Hartford Financial Services Group, Inc. (The)	562,137
11,690	Lincoln National Corporation	500,449
16,481	Loews Corporation	650,835
23,345	Marsh & McLennan Companies, Inc.	741,437
8,899	MBIA Inc.	105,898
31,255	MetLife, Inc.	1,750,280
11,796	Principal Financial Group, Inc.	513,008
30,749	Progressive Corporation (The)	535,033
19,435	Prudential Financial, Inc.	1,399,320
3,970	Torchmark Corporation	237,406
26,891	Travelers Companies, Inc. (The)	1,215,473
15,725	UnumProvident Corporation	394,697
14,431	XL Capital Ltd., Class A	258,892

		13,832,597

Real Estate Investment Trusts (REITs) — 1.3%
3,897	Apartment Investment and Management Company, Class A	136,473
3,506	AvalonBay Communities, Inc.	345,060
5,453	Boston Properties, Inc.	510,728
5,474	Developers Diversified Realty Corporation	173,471
12,331	Equity Residential	547,620
10,357	General Growth Properties, Inc.	156,391
11,599	HCP, Inc.	465,468
23,644	Host Hotels & Resorts, Inc.	314,229
10,335	Kimco Realty Corporation	381,775
7,789	Plum Creek Timber Company, Inc.	388,359
11,947	ProLogis	493,053
5,700	Public Storage, Inc.	564,357
10,243	Simon Property Group, Inc.	993,571
6,234	Vornado Realty Trust	566,982

		6,037,537

Real Estate Management & Development — 0.0% #
7,828	CB Richard Ellis Group, Inc. †	104,660

Thrifts & Mortgage Finance — 0.1%
23,654	Hudson City Bancorp, Inc.	436,417
6,007	MGIC Investment Corporation	42,229
24,736	Sovereign Bancorp, Inc.	97,707

		576,353

Total Financials		73,228,864

Health Care — 12.7%
Biotechnology — 1.6%
48,158	Amgen Inc. †	2,854,325
13,211	Biogen Idec Inc. †	664,381
20,705	Celgene Corporation †	1,310,212

7

12,228	Genzyme Corporation †	989,123
41,871	Gilead Sciences, Inc. †	1,908,480

		7,726,521

Health Care Equipment & Supplies — 2.3%
28,569	Baxter International Inc.	1,874,984
11,086	Becton, Dickinson and Company	889,762
68,304	Boston Scientific Corporation †	838,090
4,521	C.R. Bard, Inc.	428,907
22,840	Covidien Ltd.	1,227,878
7,257	Hospira, Inc. †	277,217
1,767	Intuitive Surgical, Inc. †	425,812
51,356	Medtronic, Inc.	2,572,936
15,557	St. Jude Medical, Inc. †	676,574
11,260	Stryker Corporation	701,498
5,682	Varian Medical Systems, Inc. †	324,613
10,251	Zimmer Holdings, Inc. †	661,805

		10,900,076

Health Care Providers & Services — 1.9%
21,465	Aetna, Inc.	775,101
7,212	AmerisourceBergen Corporation	271,532
16,347	Cardinal Health, Inc.	805,580
12,510	CIGNA Corporation	425,090
6,741	Coventry Health Care, Inc. †	219,420
4,751	DaVita, Inc. †	270,855
11,225	Express Scripts, Inc. †	828,629
7,687	Humana, Inc. †	316,704
5,061	Laboratory Corporation of America Holdings †	351,739
12,558	McKesson Corporation	675,746
23,017	Medco Health Solutions, Inc. †	1,035,765
4,145	Patterson Companies, Inc. †	126,049
7,194	Quest Diagnostics Incorporated	371,714
18,881	Tenet Healthcare Corporation †	104,790
55,423	UnitedHealth Group Incorporated	1,407,190
23,274	WellPoint, Inc. †	1,088,525

		9,074,429

Health Care Technology — 0.0% #
8,278	IMS Health, Inc.	156,537

Life Sciences Tools & Services — 0.4%
7,715	Applied Biosystems, Inc.	264,239
2,512	Millipore Corporation †	172,825
5,439	PerkinElmer, Inc.	135,812
19,072	Thermo Fisher Scientific Inc. †	1,048,960
4,505	Waters Corporation †	262,101

		1,883,937

8

Pharmaceuticals — 6.5%
70,166	Abbott Laboratories	4,040,158
13,997	Allergan, Inc.	720,846
4,953	Barr Pharmaceuticals, Inc. †	323,431
90,106	Bristol-Myers Squibb Company	1,878,710
45,540	Eli Lilly and Company	2,005,126
13,876	Forest Laboratories, Inc. †	392,413
127,197	Johnson & Johnson (d)	8,812,208
11,219	King Pharmaceuticals, Inc. †	107,478
97,519	Merck & Co., Inc.	3,077,700
13,859	Mylan Laboratories, Inc. †	158,270
306,830	Pfizer Inc. (d)	5,657,945
73,992	Schering-Plough Corporation	1,366,632
4,754	Watson Pharmaceuticals, Inc. †	135,489
60,694	Wyeth	2,242,037

		30,918,443

Total Health Care		60,659,943

Industrials — 10.8%
Aerospace & Defense — 2.6%
33,693	Boeing Company (The)	1,932,294
18,082	General Dynamics Corporation	1,331,197
5,694	Goodrich Corporation	236,870
33,884	Honeywell International, Inc.	1,407,880
5,526	L-3 Communications Holdings, Inc.	543,316
15,154	Lockheed Martin Corporation	1,661,939
15,363	Northrop Grumman Corporation	930,076
6,342	Precision Castparts Corp.	499,623
18,976	Raytheon Company	1,015,406
7,256	Rockwell Collins, Inc.	348,941
43,894	United Technologies Corporation	2,636,274

		12,543,816

Air Freight & Logistics — 1.0%
7,738	C.H. Robinson Worldwide, Inc.	394,329
9,697	Expeditors International of Washington, Inc.	337,843
14,164	FedEx Corporation	1,119,523
45,888	United Parcel Service, Inc., Class B	2,885,896

		4,737,591

Airlines — 0.1%
33,406	Southwest Airlines Co.	484,721

Building Products — 0.1%
16,386	Masco Corporation	293,965

Commercial Services & Supplies — 0.4%
15,424	Allied Waste Industries, Inc. †	171,360
4,847	Avery Dennison Corporation	215,594
6,086	Cintas Corporation	174,729
9,457	Pitney Bowes, Inc.	314,540

9

9,558	R.R. Donnelley & Sons Company	234,458
22,324	Waste Management, Inc.	702,983

		1,813,664

Construction & Engineering — 0.2%
8,147	Fluor Corporation	453,788
5,572	Jacobs Engineering Group Inc. †	302,615

		756,403

Electrical Equipment — 0.4%
7,919	Cooper Industries, Ltd., Class A	316,364
35,318	Emerson Electric Co.	1,440,621
6,626	Rockwell Automation, Inc.	247,415

		2,004,400

Industrial Conglomerates — 3.1%
31,816	3M Company	2,173,351
452,805	General Electric Company (d)	11,546,528
11,312	Textron, Inc.	331,215
21,612	Tyco International Ltd.	756,852

		14,807,946

Machinery — 1.6%
27,707	Caterpillar, Inc.	1,651,337
9,226	Cummins Inc.	403,361
11,613	Danaher Corporation	805,942
19,436	Deere & Company	962,082
8,550	Dover Corporation	346,703
7,564	Eaton Corporation	424,946
18,202	Illinois Tool Works, Inc.	809,079
14,498	Ingersoll-Rand Company Limited, Class A	451,903
8,272	ITT Industries, Inc.	460,006
6,171	Manitowoc Company, Inc. (The)	95,959
16,538	PACCAR Inc.	631,586
5,555	Pall Corporation	191,036
7,629	Parker-Hannifin Corporation	404,337
4,424	Terex Corporation †	135,020

		7,773,297

Professional Services — 0.1%
5,837	Equifax, Inc.	201,085
5,899	Monster Worldwide, Inc. †	87,954
7,096	Robert Half International, Inc.	175,626

		464,665

Road & Rail — 1.1%
12,854	Burlington Northern Santa Fe Corporation	1,188,095
18,554	CSX Corporation	1,012,492
17,077	Norfolk Southern Corporation	1,130,668

10

2,569	Ryder System, Inc.	159,278
23,175	Union Pacific Corporation	1,649,133

		5,139,666

Trading Companies & Distributors — 0.1%
5,881	Fastenal Company	290,463
2,949	W.W. Grainger, Inc.	256,474

		546,937

Total Industrials		51,367,071

Information Technology — 15.5%
Communications Equipment — 2.5%
4,182	Ciena Corporation †	42,155
268,876	Cisco Systems, Inc. †	6,065,842
71,822	Corning Incorporated	1,123,296
6,108	Harris Corporation	282,190
9,757	JDS Uniphase Corporation †	82,544
24,740	Juniper Networks, Inc. †	521,272
103,113	Motorola, Inc.	736,227
74,691	QUALCOMM Incorporated	3,209,472
18,863	Tellabs, Inc. †	76,584

		12,139,582

Computers & Peripherals — 4.3%
40,322	Apple Inc. †	4,582,999
79,333	Dell Inc. †	1,307,408
94,244	EMC Corporation †	1,127,158
111,476	Hewlett-Packard Company	5,154,650
61,668	International Business Machines Corporation (d)	7,212,689
4,115	Lexmark International, Inc., Class A †	134,026
14,901	NetApp, Inc. †	271,645
5,970	QLogic Corporation †	91,699
10,241	SanDisk Corporation †	200,212
34,272	Sun Microsystems, Inc. †	260,467
8,124	Teradata Corporation †	158,418

		20,501,371

Electronic Equipment & Instruments — 0.3%
16,274	Agilent Technologies, Inc. †	482,687
8,049	Amphenol Corporation, Class A	323,087
9,995	Jabil Circuit, Inc.	95,352
6,607	Molex Incorporated	148,327
21,498	Tyco Electronics Ltd.	594,635

		1,644,088

Information Technology Services — 0.9%
4,427	Affiliated Computer Services, Inc., Class A †	224,139
23,162	Automatic Data Processing, Inc.	990,175
13,273	Cognizant Technology Solutions Corporation, Class A †	303,023
6,888	Computer Sciences Corporation †	276,829
5,864	Convergys Corporation †	86,670

11

8,635	Fidelity National Information Services, Inc.	159,402
7,466	Fiserv, Inc. †	353,291
3,292	MasterCard Incorporated, Class A	583,770
14,604	Paychex, Inc.	482,370
8,997	Total System Services, Inc.	147,551
16,976	Unisys Corporation †	46,684
33,188	Western Union Company (The)	818,748

		4,472,652

Internet Software & Services — 1.5%
7,697	Akamai Technologies, Inc. †	134,236
49,726	eBay Inc. †	1,112,868
10,877	Google Inc., Class A †	4,356,456
8,794	VeriSign, Inc. †	229,347
63,077	Yahoo! Inc. †	1,091,232

		6,924,139

Office Electronics — 0.1%
39,701	Xerox Corporation	457,753

Semiconductors & Semiconductor Equipment — 2.2%
27,637	Advanced Micro Devices, Inc. †	145,094
13,692	Altera Corporation	283,151
13,220	Analog Devices, Inc.	348,347
61,068	Applied Materials, Inc.	923,959
20,089	Broadcom Corporation, Class A †	374,258
255,897	Intel Corporation	4,792,951
7,884	KLA-Tencor Corporation	249,529
10,083	Linear Technology Corporation	309,145
29,295	LSI Logic Corporation †	157,021
10,282	MEMC Electronic Materials, Inc. †	290,569
8,380	Microchip Technology Incorporated	246,623
34,640	Micron Technology, Inc. †	140,292
8,874	National Semiconductor Corporation	152,722
4,739	Novellus Systems, Inc. †	93,074
25,334	NVIDIA Corporation †	271,327
8,143	Teradyne, Inc. †	63,597
59,667	Texas Instruments Incorporated	1,282,840
12,583	Xilinx, Inc.	295,071

		10,419,570

Software — 3.7%
24,144	Adobe Systems Incorporated †	952,964
10,239	Autodesk, Inc. †	343,519
8,649	BMC Software, Inc. †	247,621
17,927	CA, Inc.	357,823
8,301	Citrix Systems, Inc. †	209,683
11,602	Compuware Corporation †	112,423
14,511	Electronic Arts, Inc. †	536,762
14,611	Intuit Inc. †	461,854
357,403	Microsoft Corporation (d)	9,539,086

12

15,714	Novell, Inc. †	80,770
178,356	Oracle Corporation †	3,622,410
4,736	salesforce.com, inc. †	229,222
38,193	Symantec Corporation †	747,819

		17,441,956

Total Information Technology		74,001,111

Materials — 3.3%
Chemicals — 2.0%
9,642	Air Products and Chemicals, Inc.	660,381
2,689	Ashland Inc.	78,626
2,571	CF Industries Holdings, Inc.	235,144
42,101	Dow Chemical Company (The)	1,337,970
41,063	E.I. du Pont de Nemours and Company	1,654,839
3,477	Eastman Chemical Company	191,444
7,990	Ecolab, Inc.	387,675
5,130	Hercules, Inc.	101,523
3,575	International Flavors & Fragrances, Inc.	141,069
25,034	Monsanto Company	2,477,865
7,470	PPG Industries, Inc.	435,650
14,337	Praxair, Inc.	1,028,536
5,637	Rohm & Haas Company	394,590
5,733	Sigma-Aldrich Corporation	300,524

		9,425,836

Construction Materials — 0.1%
4,999	Vulcan Materials Company	372,425

Containers & Packaging — 0.1%
4,400	Ball Corporation	173,756
4,536	Bemis Company, Inc.	118,888
5,959	Pactiv Corporation †	147,962
7,195	Sealed Air Corporation	158,218

		598,824

Metals & Mining — 0.8%
5,236	AK Steel Holding Corporation	135,717
37,023	Alcoa, Inc.	835,979
4,564	Allegheny Technologies Incorporated	134,866
17,476	Freeport-McMoRan Copper & Gold Inc., Class B	993,511
20,786	Newmont Mining Corporation	805,665
14,409	Nucor Corporation	569,156
3,873	Titanium Metals Corporation	43,920
5,347	United States Steel Corporation	414,981

		3,933,795

13

Paper & Forest Products — 0.3%
19,461	International Paper Company	509,489
7,774	MeadWestvaco Corporation	181,212
9,617	Weyerhaeuser Company	582,598

		1,273,299

Total Materials		15,604,179

Telecommunication Services — 3.0%
Diversified Telecommunication Services — 2.7%
268,232	AT&T Inc.	7,489,037
4,658	CenturyTel, Inc.	170,716
6,486	Embarq Corporation	263,007
14,381	Frontier Communications Corporation	165,382
67,561	Qwest Communications International, Inc.	218,222
129,620	Verizon Communications Inc.	4,159,506
20,009	Windstream Corporation	218,898

		12,684,768

Wireless Telecommunication Services — 0.3%
17,931	American Tower Corporation, Class A †	644,978
129,914	Sprint Nextel Corporation	792,476

		1,437,454

Total Telecommunication Services		14,122,222

Utilities — 3.5%
Electric Utilities — 2.1%
7,686	Allegheny Energy, Inc.	282,614
18,309	American Electric Power Company, Inc.	677,982
57,574	Duke Energy Corporation	1,003,515
14,829	Edison International	591,677
8,719	Entergy Corporation	776,078
29,919	Exelon Corporation	1,873,528
13,875	FirstEnergy Corp.	929,486
18,593	FPL Group, Inc.	935,228
9,183	Pepco Holdings, Inc.	210,383
4,585	Pinnacle West Capital Corporation	157,770
17,045	PPL Corporation	631,006
11,924	Progress Energy, Inc.	514,282
35,056	Southern Company (The)	1,321,261

		9,904,810

Gas Utilities — 0.1%
2,055	Nicor Inc.	91,139
7,891	Questar Corporation	322,900

		414,039

14

Independent Power Producers & Energy Traders — 0.1%
30,621	AES Corporation (The) †	357,959
8,117	Constellation Energy Group, Inc.	197,243
23,820	Dynegy Inc., Class A †	85,276

		640,478

Multi-Industry — 1.2%
9,568	Ameren Corporation	373,439
15,724	CenterPoint Energy, Inc.	229,099
10,254	CMS Energy Corporation	127,867
12,434	Consolidated Edison, Inc.	534,165
26,397	Dominion Resources, Inc.	1,129,264
7,423	DTE Energy Company	297,811
3,478	Integrys Energy Group, Inc.	173,691
12,482	NiSource, Inc.	184,234
16,320	PG&E Corporation	611,184
23,144	Public Service Enterprise Group, Inc.	758,892
11,214	Sempra Energy	565,970
9,683	TECO Energy, Inc.	152,314
20,450	Xcel Energy, Inc.	408,795

		5,546,725

Total Utilities		16,506,052

TOTAL COMMON STOCKS
(Cost $252,476,723)		463,295,157

INVESTMENT COMPANY SECURITIES — 2.5%
Financials — 0.1%
Capital Markets — 0.1%
9,630	American Capital, Ltd.	245,661

Multi-Sector — 2.4%
Multi-Industry — 2.4%
11,382,227	Institutional Money Market Fund (e)	11,382,227

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $11,827,293)		11,627,888

Principal
Amount

U.S. TREASURY BILL — 0.4%
(Cost $1,988,700)
$2,000,000	1.800% due 01/22/09 (d),(f)	1,988,700

TOTAL INVESTMENTS
(Cost $266,292,716)(c)	100.3%	$476,911,745

†	Non-income producing security.

#	Amount represents less then 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

15

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $239,631,328, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $29,012,299 and net appreciation for financial reporting purposes was $210,619,029. At September 30, 2008, aggregate cost for financial reporting purposes was $266,292,716.

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund and any company that is under common control with the Fund. At September 30, 2008, the Fund held the following securities of affiliated companies:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Comerica Incorporated	$185,305	$0	0	$14,553	382	$224,546
Institutional Money Market Fund	27,671,544	30,227,571	30,227,571	46,516,888	46,516,888	11,382,227

(f)	Rate represents annualized yield at date of purchase.

(g)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$474,923,045	$(962,849)
Level 2 — Other Significant Observable Inputs	1,988,700	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$476,911,745	$(962,849)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2008

		Notional Value	Market Value	Gross Unrealized
	Contracts	of Contracts	of Contracts	Depreciation

S&P 500® Index, December 2008	46	$14,406,349	$13,443,500	$(962,849)

17

Institutional Money Market Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(k)

CERTIFICATES OF DEPOSIT — 5.5%
$25,000,000	Bank of Scotland PLC, 3.008% due 02/06/2009 (e)	$25,000,000
30,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 2.780% due 10/22/2008	30,000,000
25,000,000	PNC Bank NA, 3.015% due 02/23/2009 (e)	25,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $80,000,000)		80,000,000

COMMERCIAL PAPER — 62.4%
30,000,000	Bank of America Corporation, 2.690% due 12/05/2008 (d)	29,854,292
	Barton Capital LLC:
30,000,000	2.460% due 10/07/2008 (d)	29,987,700
30,000,000	2.470% due 10/03/2008 (d)	29,995,883
30,000,000	BNP Paribas, YNK, 2.680% due 10/24/2008 (d)	29,948,633
30,000,000	CAFCO LLC, 2.760% due 10/23/2008 (d)	29,949,400
30,000,000	Charta LLC, 2.750% due 10/17/2008 (d)	29,963,333
30,000,000	CRC Funding LLC, 2.770% due 10/20/2008 (d)	29,956,142
30,000,000	Crown Point Capital Company, LLC, 2.600% due 10/09/2008 (d)	29,982,667
30,000,000	Dexia Delaware LLC, 2.800% due 10/27/2008 (d)	29,939,333
30,000,000	Falcon Asset Securitization Company LLC, 2.650% due 10/06/2008 (d)	29,988,958
30,000,000	Fcar Owner Trust, Series II, 2.950% due 10/01/2008 (d)	30,000,000
30,000,000	General Electric Capital Corporation, 3.050% due 11/12/2008 (d)	29,893,250
30,000,000	Gotham Funding Corporation, 2.680% due 10/06/2008 (d)	29,988,833
30,000,000	Governor and Company of the Bank of Ireland, YNK, 2.800% due 10/27/2008 (d)	29,939,333
25,000,000	ING U.S. Funding Corporation, 2.690% due 10/23/2008 (d)	24,958,903
30,000,000	International Lease Finance Corporation, 3.040% due 10/27/2008 (d)	29,934,133

1

40,000,000	Kittyhawk Funding Corporation, 3.950% due 11/10/2008 (d)	39,824,445
30,000,000	Lexington Parker Capital Company, LLC, 2.950% due 10/10/2008 (d)	29,977,875
30,000,000	Liberty Street Funding Corporation, 7.000% due 10/01/2008 (d)	30,000,000
30,000,000	National Australia Funding Delaware, Inc., YNK, 2.680% due 10/31/2008 (d)	29,933,000
30,000,000	New Center Asset Trust, 7.000% due 10/01/2008 (d)	30,000,000
30,000,000	Old Line Funding LLC, 4.050% due 10/10/2008 (d)	29,969,625
30,000,000	PNC Bank NA, 2.860% due 01/09/2009 (d)	29,761,667
40,000,000	Ranger Funding Company, LLC, 3.950% due 11/04/2008 (d)	39,850,778
25,000,000	Skandinaviska Enskilda Banken AB, YNK, 2.630% due 10/02/2008 (d)	24,998,174
30,000,000	Thames Asset Global Securitization, 2.750% due 10/14/2008 (d)	29,970,208
30,000,000	Thunder Bay Funding, LLC, 2.750% due 10/15/2008 (d)	29,967,917
30,000,000	Variable Funding Capital Corporation, 2.820% due 12/09/2008 (d)	29,837,850
30,000,000	Victory Receivables Corporation, 2.530% due 10/10/2008 (d)	29,981,025
40,000,000	Yorktown Capital LLC, 3.950% due 10/27/2008 (d)	39,885,889

TOTAL COMMERCIAL PAPER
(Cost $918,239,246)		918,239,246

CORPORATE BONDS AND NOTES — 6.8%
25,000,000	Fifth Third Bancorp, 144A, 3.200% due 04/23/2009 (e),(g),(h),(i)	25,000,000
30,000,000	Rabobank Nederland, YNK, 144A, 2.993% due 11/09/2009 (e),(g),(h),(i)	30,000,000
25,000,000	Toyota Motor Credit Corp., MTN, 2.537% due 01/12/2009 (e)	25,000,000
20,000,000	Wells Fargo Bank NA, MTN, 2.898% due 06/18/2009 (e)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $100,000,000)		100,000,000

2

REPURCHASE AGREEMENTS(c) — 26.6%
249,239,000	Agreement with Merrill Lynch & Co., Inc., 1.500% dated 09/30/2008, to be repurchased at $249,249,385 on 10/01/2008, collateralized by $279,924,308 FHLMC, 5.000%-6.000% having maturities from 10/01/2020-07/01/2038 (value $256,717,784)	249,239,000
90,000,000	Agreement with Salomon Brothers Holdings, Inc., 1.350% dated 09/30/2008, to be repurchased at $90,003,375 on 10/01/2008, collateralized by $93,173,782 FNMA, 4.712%-6.500% having maturities from 01/01/2019-09/01/2038 (value $91,800,000)	90,000,000
52,045,000	Agreement with State Street Bank and Trust Company, 1.250% dated 09/30/2008, to be repurchased at $52,046,807 on 10/01/2008, collateralized by $13,925,000 FHLMC, 3.650% maturing on 12/30/2009 (value $14,044,455), $30,495,000 FHLB, 3.625%-4.453% having maturities from 01/08/2009-10/18/2013 (value $30,292,572), and $8,005,000 FNMA, 7.125% maturing 06/15/2010 (value $8,750,564)	52,045,000

TOTAL REPURCHASE AGREEMENTS
(Cost $391,284,000)		391,284,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
(Cost $29,838,050)
30,000,000	FNMA Discount Notes, 2.370% due 12/22/2008 (f)	29,838,050

TOTAL INVESTMENTS
(Cost $1,519,361,296)(j)	103.3%	$1,519,361,296

(a)	All percentages are based on net assets of the Fund as of September 30, 2008. The Board of Trustees has approved the liquidation of the Fund. The liquidation is expected to occur as soon as practicable and will be coordinated to coincide with a significant redemption in-kind of shares of the Fund held by clients and customers of Comerica Bank and its affiliates.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right

3

to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2008.

(f)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(j)	At September 30, 2008, aggregate cost for financial reporting purposes was $1,519,361,296.

(k)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	1,519,361,296
Level 3 — Significant Unobservable Inputs	—

Total	$1,519,361,296

4

ABBREVIATIONS:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

5

Munder International Fund — Core Equity

Portfolio of Investments, September 30, 2008 (Unaudited) (a),(b)

Shares		Value(c),(g)

COMMON STOCKS — 96.1%
Australia — 4.5%
70,302	BHP Billiton Limited (d)	$1,806,340
208,604	Boart Longyear Group	190,124
401,155	Dexus Property Group	466,454
158,389	Goodman Group	319,270
62,119	Lion Nathan Limited	461,541
200,845	Telstra Corporation Ltd.	673,620
15,033	Wesfarmers Limited	342,428

		4,259,777

Austria — 0.9%
5,249	Erste Bank der oesterreichischen Sparkassen AG	264,551
7,350	OMV Aktiengesellschaft	308,388
9,190	Voestalpine AG	287,462

		860,401

Belgium — 0.8%
2,004	Bekaert NV	267,884
1,723	Colruyt SA	430,091

		697,975

Denmark — 1.3%
3,375	Carlsberg A/S, B Shares	258,019
26,400	Danske Bank A/S	636,917
6,900	Novo Nordisk A/S	353,399

		1,248,335

Finland — 1.9%
22,314	Konecranes Oyj	538,917
50,841	Nokia OYJ	947,814
16,308	Rautaruukki Oyj	327,062

		1,813,793

France — 10.7%
19,381	BNP Paribas (d)	1,863,161
15,654	Bouygues	713,842
11,956	Cap Gemini S.A.	568,826
5,518	Casino Guichard-Perrachon SA	494,720
20,062	France Telecom S.A.	561,816
16,075	Gdf Suez	841,133
3,807	Lafarge S.A.	401,717
24,698	Rexel S.A.	346,601
15,619	Sanofi-Aventis	1,026,659
19,823	Total S.A.	1,195,939

1

1,785	Unibail-Rodamco	363,637
1,358	Vallourec	295,359
45,061	Vivendi Universal, S.A.	1,410,096

		10,083,506

Germany — 6.1%
18,918	BASF Aktiengesellschaft	906,660
33,702	E.ON AG (d)	1,706,780
18,024	GILDEMEISTER Aktiengesellschaft	305,019
11,100	Hannover Rueckversicherung AG	404,666
11,854	Klöckner & Co. AG	272,469
10,161	MAN AG	682,545
5,363	Merck KGaA	575,744
8,441	MTU Aero Engines Holding AG	234,242
21,703	ThyssenKrupp AG	653,309

		5,741,434

Greece — 0.9%
10,480	National Bank of Greece S.A.	430,799
14,698	OPAP SA	449,897

		880,696

Hong Kong — 2.3%
71,000	Cheung Kong (Holdings) Limited	805,342
40,000	Hang Seng Bank Limited	747,008
356,000	Industrial and Commercial Bank of China (Asia) Limited	646,042

		2,198,392

Ireland — 0.6%
24,348	CRH public limited company	529,879

Italy — 3.2%
148,221	Enel S.p.A.	1,235,587
45,923	ENI S.p.A.	1,212,142
19,509	Fiat S.p.A.	259,936
14,295	Prysmian S.p.A.	279,045

		2,986,710

Japan — 21.0%
43,000	Air Water Inc.	433,216
45,000	Daihatsu Motor Co., Ltd.	489,885
34,300	FamilyMart Co., Ltd.	1,450,181
12,200	Hisamitsu Pharmaceutical Company Inc.	529,603
255,000	Hokuhoku Financial Group, Inc.	560,959
106,000	Isuzu Motors Limited	292,830
7,100	JFE Holdings, Inc.	220,857
677	K.K. DaVinci Advisors †	157,699
149	KDDI Corporation	834,553
779	Kenedix Inc.	457,060
9,900	Kobayashi Pharmaceutical Co., Ltd.	299,249
37,200	Komatsu Ltd.	602,151
17,800	Konami Corporation	448,030

2

41,500	Konica Minolta Holdings, Inc.	478,344
13,300	Kose Corporation	367,105
29,700	Makita Corporation	606,549
49,000	Matsushita Electric Industrial Co., Ltd.	850,399
155,000	Mazda Motor Corporation	627,886
27,200	Mediceo Paltac Holdings Co., Ltd.	332,408
38,200	Mitsubishi Corp.	794,933
82,000	Mitsubishi Electric Corporation	552,536
59,400	Mitsui & Co. Ltd.	733,987
69,800	Mitsui O.S.K. Lines Ltd.	604,010
5,700	Nidec Corporation	350,589
34,300	Nikon Corp.	815,332
1,900	Nintendo Co., Ltd.	790,941
62,000	Nippon Electric Glass Co., Ltd.	560,668
22,200	Nomura Real Estate Holdings, Inc.	530,134
45,000	NSK Ltd.	260,721
316	RISA Partners, Inc.	258,937
8,500	Sankyo Co., Ltd.	433,515
57,000	Suruga Bank Ltd.	653,592
8,800	Takeda Pharmaceutical Company Limited	443,194
19,800	Tokio Marine Holdings, Inc.	718,510
36,000	Toyo Suisan Kaisha, Ltd.	912,603
114,000	Ube Industries Ltd.	304,571

		19,757,737

Netherlands — 2.9%
8,327	Fugro NV	492,214
53,774	ING Groep N.V.	1,169,756
24,797	Koninklijke Ahold NV	286,119
17,055	Koninklijke DSM NV	803,079

		2,751,168

Norway — 1.8%
92,700	DnB NOR ASA	715,993
12,750	StatoilHydro ASA	303,949
19,450	Yara International ASA	682,785

		1,702,727

Singapore — 0.9%
66,600	DBS Group Holdings Ltd.	787,414

Spain — 5.9%
20,125	ACS, Actividades de Construccion y Servicios, S.A.	819,076
105,293	Banco Santander S.A.	1,593,880
220,901	Mapfre SA	966,279
18,778	Repsol YPF, S.A.	554,736
68,287	Telefonica S.A.	1,632,428

		5,566,399

3

Sweden — 1.9%
23,000	Atlas Copco AB, A Shares	263,489
5,725	Modern Times Group MTG AB, B Shares	206,840
90,300	Nordea Bank AB	1,083,687
21,200	SKF AB, B Shares	271,886

		1,825,902

Switzerland — 7.0%
6,833	Baloise-Holding	466,285
30,930	Nestle S.A.	1,337,786
9,735	Roche Holding AG	1,517,559
3,312	Swatch Group AG	613,052
17,601	Swiss Reinsurance Company	983,006
6,202	Zurich Financial Services	1,719,154

		6,636,842

United Kingdom — 21.5%
100,362	Amlin PLC	566,998
6,596	Anglo American plc	220,514
13,558	AstraZeneca PLC	593,334
18,460	Aveva Group plc	377,857
124,088	Aviva plc	1,079,248
42,861	Balfour Beatty plc	230,591
111,664	Beazley Group PLC	238,212
15,736	BG Group plc, ADR	285,121
136,468	BP p.l.c.	1,136,067
41,190	British American Tobacco p.l.c.	1,345,893
167,716	BT Group PLC	484,422
75,390	Compass Group PLC	469,401
26,740	Cookson Group plc	225,512
22,609	Diageo plc	382,725
37,701	GlaxoSmithKline plc	814,507
19,655	HSBC Holdings plc	318,310
73,681	IG Group Holdings PLC	419,975
71,354	International Personal Finance	315,890
190,243	International Power plc	1,226,755
42,066	Interserve PLC	227,479
19,898	Keller Group plc	238,345
90,443	National Grid PLC	1,149,062
8,002	Reckitt Benckiser Group PLC	387,443
214,605	Royal Bank of Scotland Group plc (The)	710,887
63,071	Royal Dutch Shell PLC, B Shares	1,789,291
16,326	SABMiller plc	318,904
85,686	Stagecoach Group plc	390,827
29,797	Standard Chartered plc	723,777
66,792	Tesco PLC	464,502
113,629	Thomas Cook Group Plc	448,916
443,227	Vodafone Group Plc	979,176
123,622	William Morrison Supermarkets plc	573,834

4

31,864	WPP Group plc	258,591
26,983	Xstrata PLC	835,245

		20,227,611

TOTAL COMMON STOCKS
(Cost $126,994,425)		90,556,698

PREFERRED STOCKS — 1.9%
Germany — 1.9%
17,090	Fresenius SE	1,233,607
5,342	Porsche AG	571,456

TOTAL PREFERRED STOCKS
(Cost $2,518,529)		1,805,063

INVESTMENT COMPANY SECURITY — 0.6%
(Cost $584,781)
United States — 0.6%
584,781	Institutional Money Market Fund (e)	584,781

TOTAL INVESTMENTS
(Cost $130,097,735)(f)	98.6%	$92,946,542

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific

5

information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$252,635	$5,799,925	5,799,925	$5,467,779	5,467,779	$584,781

(f)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $701,197, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $37,852,390 and net depreciation for financial reporting purposes was $37,151,193. At September 30, 2008, aggregate cost for financial reporting purposes was $130,097,735.

(g)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*

Level 1 — Quoted Prices	$584,781	$1,182
Level 2 — Other Significant Observable Inputs	92,361,761	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$92,946,542	$1,182

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

6

FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2008

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Appreciation

MSCI Pan Euro Index Futures, December 2008	35	$861,293	$862,475	$1,182

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2008, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	12.5%	$11,736,977
Insurance	7.6	7,142,358
Oil, Gas & Consumable Fuels	7.2	6,785,633
Pharmaceuticals	6.2	5,853,999
Metals & Mining	4.6	4,350,789
Food & Staples Retailing	4.3	4,041,875
Diversified Telecommunication Services	3.6	3,352,286
Machinery	3.4	3,220,087
Chemicals	3.3	3,130,311
Electric Utilities	3.1	2,942,367
Construction & Engineering	2.6	2,419,457
Food Products	2.4	2,250,389
Trading Companies & Distributors	2.3	2,147,990
Multi-Industry	2.1	1,990,195
Real Estate Management & Development	2.1	1,950,235
Media	2.0	1,875,527
Wireless Telecommunication Services	1.9	1,813,729
Automobiles	1.8	1,670,537
Software	1.7	1,616,828
Diversified Financial Services	1.7	1,589,731
Household Durables	1.5	1,456,948
Beverages	1.5	1,421,189
Hotels, Restaurants & Leisure	1.5	1,368,214
Tobacco	1.4	1,345,893
Leisure Equipment & Products	1.3	1,248,847
Independent Power Producers & Energy Traders	1.3	1,226,755
Real Estate Investment Trusts (REITs)	1.2	1,149,361
Electrical Equipment	1.2	1,099,465
Communications Equipment	1.0	947,814
Construction Materials	1.0	931,596
Electronic Equipment & Instruments	1.0	911,257
Personal Products	0.7	666,354
Textiles, Apparel & Luxury Goods	0.7	613,052
Marine	0.6	604,010
Information Technology Services	0.6	568,826
Energy Equipment & Services	0.5	492,214
Office Electronics	0.5	478,344

7

Road & Rail	0.4	390,827
Household Products	0.4	387,443
Health Care Providers & Services	0.4	332,408
Consumer Finance	0.3	315,890
Capital Markets	0.3	258,937
Aerospace & Defense	0.2	234,242
Industrial Conglomerates	0.2	225,512

TOTAL COMMON STOCKS	96.1	90,556,698
PREFERRED STOCKS	1.9	1,805,063
INVESTMENT COMPANY SECURITY	0.6	584,781

TOTAL INVESTMENTS	98.6%	$92,946,542

8

Munder International Equity Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a),(b)

Shares		Value(c),(i)

COMMON STOCKS — 97.6%
Australia — 5.1%
59,500	AMP Ltd.	$340,470
49,600	Ansell Limited (e)	508,034
7,000	Australia and New Zealand Banking Group Limited ADR	107,275
519,000	Babcock & Brown Ltd. (e)	852,701
10,300	BHP Billiton Limited, ADR (e)	535,497
44,100	BlueScope Steel Limited (e)	259,971
96,200	Boral Limited (e)	482,101
282,100	Challenger Financial Services Group Limited (e)	556,773
1,283,000	Commonwealth Property Office Fund (e)	1,501,780
121,400	CSR Limited	244,993
30,100	Goodman Fielder Limited	33,714
11,250	Lend Lease Corporation Limited	83,248
655,500	Pacific Brands Limited (e)	1,011,268
264,801	Qantas Airways Limited	670,882
45,300	QBE Insurance Group Limited	979,065
15,114	Sims Group Limited	350,817

		8,518,589

Austria — 0.1%
15,100	Zumtobel AG	212,625

Belgium — 1.0%
18,800	Dexia S.A. (e)	206,540
156,100	Fortis, ADR (e)	874,160
10,000	InBev NV	590,309

		1,671,009

Denmark — 0.4%
60,000	Danske Bank A/S, ADR (e)	700,500

Finland — 0.6%
24,700	Kesko Oyj, B Shares	633,389
16,500	Rautaruukki Oyj	330,912

		964,301

France — 12.2%
15,670	AXA (e)	513,709
36,800	AXA, ADR	1,201,888
10,000	BNP Paribas (e)	961,334
18,500	BNP Paribas, ADR	871,997
12,850	Cap Gemini S.A.	611,360
16,200	Casino Guichard-Perrachon SA	1,452,421
8,600	CNP Assurances	971,319
18,900	Credit Agricole S.A.	367,081

1

100,300	France Telecom, ADR	2,809,403
7,900	GDF Suez	413,372
16,609	GDF Suez, ADR †,(e)	847,059
14,900	Peugeot S.A., ADR	563,593
7,100	Rallye SA	208,795
6,400	Renault S.A. (e)	413,553
4,650	Sanofi-Aventis	305,651
18,791	Sanofi-Aventis, ADR	617,660
5,150	Schneider Electric SA	446,717
41,200	SCOR (e)	809,570
14,422	Total S.A.	870,092
20,010	Total S.A., ADR	1,214,207
63,000	VINCI	2,976,535
33,000	Vivendi Universal, S.A.	1,032,671

		20,479,987

Germany — 9.8%
2,469	Allianz SE	339,568
87,300	Allianz SE, ADR	1,196,883
35,800	BASF Aktiengesellschaft, ADR	1,706,944
5,000	Deutsche Bank AG	355,738
5,200	Deutsche Bank AG, GRS (e)	378,508
74,400	Deutsche Lufthansa AG, ADR	1,448,940
67,688	Deutsche Telekom AG	1,038,742
47,850	E.ON AG	2,423,281
28,650	E.ON AG, ADR	1,436,941
6,700	Klöckner & Co. AG	154,002
8,675	MAN AG	582,726
18,650	Muenchener Rueckversicherungs-Gesellschaft AG	2,815,554
7,300	RWE Aktiengesellschaft	701,897
1,600	Salzgitter AG	161,629
11,200	ThyssenKrupp AG	337,145
16,700	Volkswagen AG, ADR (e)	1,313,872

		16,392,370

Hong Kong — 2.6%
52,000	Guoco Group Limited	444,364
968,000	Hopson Development Holdings Limited	489,092
263,000	Hutchison Whampoa Limited	2,002,138
133,500	Kingboard Chemical Holdings Limited	452,302
85,000	Orient Overseas (International) Limited	218,460
138,100	Vtech Holdings Limited	800,386

		4,406,742

2

Ireland — 0.4%
21,700	Allied Irish Banks, public limited company	186,744
83,900	Governor and Company of the Bank of the Ireland (The)	483,423
1,900	Governor and Company of the Bank of the Ireland (The), ADR (e)	43,092

		713,259

Italy — 4.4%
37,700	Benetton Group S.p.A., ADR	693,680
269,500	Enel S.p.A.	2,246,583
62,211	ENI S.p.A.	1,642,065
5,500	Fondiaria-SAI S.p.A.	128,914
98,000	IFIL Investments S.p.A. (e)	443,687
26,300	Recordati S.p.A.	161,674
80,700	Saras S.p.A.	334,851
266,100	Telecom Italia S.p.A.	301,011
56,000	Telecom Italia S.p.A., Ordinary Shares, ADR	835,520
5,611	Telecom Italia S.p.A., Saving Shares, ADR	63,685
97,608	UniCredito Italiano	361,454
18,100	UniCredito Italiano S.p.a.	66,859

		7,279,983

Japan — 21.3%
60,500	Aioi Insurance Company, Limited	300,330
2,000	Alfresa Holdings Corporation (e)	97,150
39,000	Asahi Breweries, Ltd.	682,344
18,000	Astellas Pharma Inc.	756,301
54,100	Brother Industries, Ltd. (e)	569,538
18,500	Canon Inc.	691,661
30,899	Canon Inc., ADR (e)	1,166,437
390,250	Daiei, Inc. (The) †,(e)	2,093,054
21,600	Daito Trust Construction Co., Ltd. (e)	807,637
81,000	Fuji Fire and Marine Insurance Co., Ltd.	185,783
96,000	Fuji Heavy Industries Ltd. (e)	484,842
203,000	Fujitsu Limited	1,134,036
27,200	Hitachi Chemical Co., Ltd.	361,273
14,300	Hitachi, Ltd., ADR	992,277
14,000	Honda Motor Co., Ltd.	415,806
44,800	Honda Motor Co., Ltd., ADR	1,348,928
125,000	Isuzu Motors Limited	345,318
58,850	ITOCHU Corporation	355,741
42,400	JFE Holdings, Inc. (e)	1,318,921
149,800	JFE Shoji Holdings, Inc.	528,026
375	KDDI Corporation (e)	2,100,386
50,000	Kyowa Hakko Kogyo Co., Ltd.	527,569
47,675	Mediceo Paltac Holdings Co., Ltd.	582,631
264,700	Mitsubishi Chemical Holdings Corporation (e)	1,401,516
34,300	Mitsubishi Corporation, ADR (e)	1,432,025
67,000	Mitsubishi Electric Corporation (e)	451,463

3

79,000	Mitsubishi Materials Corporation	248,512
9,000	Mitsui O.S.K. Lines Ltd.	77,881
41,000	Mizuho Financial Group, Inc., ADR	357,520
163,000	NEC Corporation (e)	691,201
151,500	Nichirei Corporation	805,800
521	Nippon Paper Group, Inc.	1,521,263
67,200	Nippon Telegraph & Telephone Corporation, ADR	1,512,672
77,000	NTT DoCoMo, Inc., ADR	1,224,300
40,700	Q. P. Corporation (e)	379,279
7,300	Ricoh Company, Ltd., ADR	511,730
57,000	Sompo Japan Insurance Inc.	479,139
42,300	Suzuken Co., Ltd.	1,284,541
15,600	Takeda Pharmaceutical Company Limited (e)	785,662
10,400	Takefuji Corporation (e)	133,670
107,000	Tanabe Seiyaku Co., Ltd.	1,476,729
22,000	Toyo Suisan Kaisha, Ltd.	557,702
27,700	Toyota Motor Corporation, ADR	2,376,660

		35,555,254

Netherlands — 4.9%
34,600	ING Groep N.V.	752,660
71,600	Royal Dutch Shell plc, Class A, ADR	4,225,116
35,160	Royal Dutch Shell plc, Class B, ADR (e)	2,007,284
40,700	Unilever N.V., NYR	1,146,112

		8,131,172

New Zealand — 0.2%
53,700	Fletcher Building Limited	242,474

Norway — 0.3%
47,600	Cermaq ASA (e)	309,536
15,200	DnB NOR ASA	117,401
5,188	Telenor ASA	63,784

		490,721

Singapore — 1.2%
577,600	Neptune Orient Lines Limited (e)	737,890
411,800	Singapore Petroleum Company Limited (e)	1,343,584

		2,081,474

Spain — 3.7%
21,200	ACS, Actividades de Construccion y Servicios, S.A.	862,828
67,100	Banco Bilbao Vizcaya Argentaria, S.A., ADR	1,085,007
212,010	Banco Santander Central Hispano, S.A., ADR (e)	3,184,390
26,100	Repsol YPF, S.A.	771,041
4,500	Telefonica S.A., ADR (e)	321,705

		6,224,971

Sweden — 2.9%
124,500	Aktiebolaget Volvo, ADR (e)	1,122,990
1,600	Boliden AB	6,796
27,600	SSAB Svenskt Stal AB (e)	440,111

4

60,400	Svenska Cellulosa Aktiebolaget, B Shares	640,027
283,100	Telefonaktiebolaget LM Ericsson, ADR (e)	2,669,633

		4,879,557

Switzerland — 6.5%
8,100	Adecco S.A.	353,926
23,400	Ciba Holding AG (e)	1,004,465
9,200	Clariant AG	89,533
4,200	Credit Suisse Group	199,968
15,600	Holcim Ltd.	1,141,464
17,850	Nestle S.A., ADR	767,550
7,361	Novartis AG	385,020
26,832	Novartis AG, ADR	1,417,803
67,700	Swatch Group AG	2,238,119
4,000	Swiss Life Holding	581,696
12,300	Swiss Reinsurance Company	686,948
72,200	Zurich Financial Services, ADR	2,014,380

		10,880,872

United Kingdom — 20.0%
30,866	Anglo American plc, ADR	516,388
80,200	Antofagasta plc	578,226
39,400	AstraZeneca PLC, ADR (e)	1,728,872
53,100	Aviva plc	461,834
15,600	Barclays PLC, ADR (e)	385,320
5,200	BHP Billiton PLC, ADR (e)	238,732
179,000	Bodycote International plc	509,186
95,376	BP p.l.c.	793,985
47,400	BP p.l.c., ADR	2,378,058
337,000	Brit Insurance Holdings PLC	1,090,458
19,200	British American Tobacco p.l.c.	627,364
23,950	British American Tobacco p.l.c., ADR (e)	1,484,900
96,000	British Energy Group plc	1,300,687
13,500	Charter plc	150,898
21,410	Diageo plc, ADR (e)	1,474,293
366,300	DS Smith Plc	711,322
95,550	GKN plc, ADR (e)	335,380
31,943	GlaxoSmithKline plc	690,109
28,336	GlaxoSmithKline plc, ADR (e)	1,231,483
14,200	Go-Ahead Group plc (The)	423,406
270,925	HBOS plc, ADR (e)	536,431
83,400	Home Retail Group plc	354,971
85,500	HSBC Holdings PLC, ADR (e)	6,910,965
11,300	Imperial Tobacco Group PLC, ADR (e)	754,557
20,700	Johnson Matthey PLC	501,062
22,400	Lloyds TSB Group plc, ADR (e)	374,752
207,700	Old Mutual plc	290,395
20,800	Persimmon PLC (e)	149,745
14,000	Rexam PLC, ADR	496,300

5

272,600	Royal & Sun Alliance Insurance Group plc	735,105
199,567	Royal Bank of Scotland Group plc (The)	661,073
144,600	Stagecoach Group plc	659,542
70,300	Unilever PLC, ADR (e)	1,912,863
75,494	Vodafone Group Plc, ADR	1,668,417
52,513	WH Smith PLC	356,369

		33,473,448

TOTAL COMMON STOCKS
(Cost $185,761,204)		163,299,308

PREFERRED STOCK — 0.2%
(Cost $291,954)
Germany — 0.2%
1,825	Volkswagen AG	227,517

INVESTMENT COMPANY SECURITIES — 1.9%
Australia — 0.2%
191,400	Australian Infrastructure Fund	330,360

Greece — 0.2%
42,550	Marfin Investment Group S.A.	307,145

Multi-Country — 1.0%
29,000	iShares MSCI EAFE Index Fund (e)	1,632,700

Switzerland — 0.3%
5,700	Pargesa Holding SA (e)	486,246

United States — 0.2%
438,319	Institutional Money Market Fund (f)	438,319

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $3,599,717)		3,194,770

COLLATERAL FOR SECURITIES ON LOAN(d) — 19.1%
(Cost $32,011,831)
32,011,831	State Street Navigator Securities Trust — Prime Portfolio (g)	32,011,831

TOTAL INVESTMENTS
(Cost $221,664,706)(h)	118.8%	$198,733,426

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers

6

and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$2,204,322	$9,704,608	9,704,608	$11,470,611	11,470,611	$438,319

(g)	At September 30, 2008, the market value of the securities on loan was $31,049,215.

(h)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,070,158, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $37,001,438 and net depreciation for financial reporting purposes was

7

$22,931,280. At September 30, 2008, aggregate cost for financial reporting purposes was $221,664,706.

(i)	Fair Valuations Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$106,856,386
Level 2 — Other Significant Observable Inputs	91,877,040
Level 3 — Significant Unobservable Inputs	—

Total	$198,733,426

ABBREVIATIONS:
ADR	— American Depositary Receipt
GRS	— Global Registered Shares
NYR	— New York Registered Shares

At September 30, 2008, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	10.7%	$17,969,158
Insurance	9.6	16,123,008
Oil, Gas & Consumable Fuels	9.3	15,580,283
Pharmaceuticals	6.0	10,084,533
Electric Utilities	4.4	7,407,492
Automobiles	4.3	7,262,572
Diversified Telecommunication Services	4.2	6,946,522
Food Products	3.5	5,912,556
Metals & Mining	3.2	5,323,657
Chemicals	3.0	5,064,793
Wireless Telecommunication Services	3.0	4,993,103
Diversified Financial Services	2.3	3,924,345
Construction & Engineering	2.3	3,839,363
Communications Equipment	2.1	3,470,019
Office Electronics	1.8	2,939,366
Textiles, Apparel & Luxury Goods	1.8	2,931,799

8

Tobacco	1.7	2,866,821
Beverages	1.6	2,746,946
Trading Companies & Distributors	1.5	2,469,794
Machinery	1.4	2,365,800
Food & Staples Retailing	1.4	2,294,605
Industrial Conglomerates	1.3	2,247,131
Paper & Forest Products	1.3	2,161,290
Airlines	1.3	2,119,822
Multiline Retail	1.3	2,093,054
Health Care Providers & Services	1.2	1,964,322
Multi-Utilities	1.2	1,962,328
Construction Materials	1.1	1,866,039
Computers & Peripherals	1.1	1,825,237
Real Estate Investment Trusts (REITs)	0.9	1,501,780
Electronic Equipment & Instruments	0.9	1,444,579
Real Estate Management & Development	0.8	1,379,977
Containers & Packaging	0.7	1,207,622
Electrical Equipment	0.7	1,110,805
Road & Rail	0.6	1,082,948
Marine	0.6	1,034,231
Media	0.6	1,032,671
Distributors	0.6	1,011,268
Capital Markets	0.6	934,214
Information Technology Services	0.4	611,360
Health Care Equipment & Supplies	0.3	508,034
Specialty Retail	0.2	356,369
Internet & Catalog Retail	0.2	354,971
Commercial Services & Supplies	0.2	353,926
Auto Components	0.2	335,380
Household Durables	0.1	149,745
Consumer Finance	0.1	133,670

TOTAL COMMON STOCKS	97.6	163,299,308
PREFERRED STOCK	0.2	227,517
INVESTMENT COMPANY SECURITIES	1.9	3,194,770
COLLATERAL FOR SECURITIES ON LOAN	19.1	32,011,831

TOTAL INVESTMENTS	118.8%	$198,733,426

9

Munder International Small-Mid Cap Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a),(b)

Shares		Value(c),(h)

COMMON STOCKS — 93.1%
Australia — 4.3%
710,905	Abacus Group Holdings Limited	$515,837
96,531	Ansell Limited	988,731
273,021	Australian Worldwide Exploration Limited †	564,371
354,322	Boart Longyear Group	322,932
23,243	Campbell Brothers Limited	591,331
223,852	Centennial Coal Company Limited	670,381
165,973	Downer EDI Limited	844,553
178,158	FKP Property Group	545,374
50,463	Flight Centre Ltd.	777,180
396,658	Incitec Pivot Limited	1,638,453

		7,459,143

Austria — 0.8%
21,643	Andritz AG	930,037
20,749	bwin Interactive Entertainment AG †	550,362

		1,480,399

Belgium — 1.8%
2,318	Colruyt SA	578,614
9,498	Mobistar NV	664,876
25,876	Tessenderlo Chemie NV	1,299,475
16,851	Umicore	523,122

		3,066,087

Canada — 8.2%
19,634	ATCO Ltd., Class I	712,119
227,058	Bow Valley Energy Ltd. †	646,451
22,074	Cogeco Cable Inc.	826,544
20,055	Dorel Industries Inc., Class B	612,438
40,806	Forzani Group Ltd. (The), Class A	402,596
37,172	Home Capital Group Inc.	1,100,228
28,100	Laurentian Bank of Canada	1,003,336
20,640	Major Drilling Group International Inc. †	575,418
40,820	North American Energy Partners Inc. †	423,303
63,725	Open Text Corporation †,(d)	2,203,611
53,604	Quadra Mining Ltd. †	610,962
127,288	Red Back Mining Inc. †	766,658
30,802	Savanna Energy Services Corp.	447,740
152,023	Sherritt International Corp.	812,789
41,517	Sino-Forest Corporation †	523,132
17,883	TMX Group Inc.	487,298
65,200	Trinidad Drilling Ltd.	603,449

1

102,246	Viterra, Inc. †	977,065
48,579	Westjet Airlines Ltd. †	536,343

		14,271,480

Denmark — 0.7%
40,733	Sydbank A/S	1,224,794

Finland — 1.2%
51,378	Konecranes Oyj (d)	1,240,856
34,818	Nokian Renkaat OYJ	846,258

		2,087,114

France — 9.4%
29,531	Beneteau	431,938
13,084	Bureau Veritas SA	665,885
5,088	Casino Guichard-Perrachon SA	456,168
14,835	CNP Assurances (d)	1,675,525
13,734	Compagnie Generale de Geophysique-Veritas †	432,389
27,966	Eutelsat Communications	743,395
32,168	Gemalto NV †	1,163,460
20,651	IMS International Metal Service	358,011
16,239	Ipsen SA	731,378
24,113	Klepierre	947,680
9,834	Lagardere SCA	444,412
5,813	Nexans	520,643
6,235	Pierre & Vacances SA	423,345
11,185	Rubis	792,682
26,282	SEB SA	1,163,924
8,792	Sodexho Alliance, SA	520,982
16,671	Sopra Group	999,028
7,182	Sperian Protection	733,679
10,775	Technip SA	605,301
50,226	Teleperformance	1,402,735
3,732	Unibail-Rodamco	760,275
1,661	Vallourec	361,260

		16,334,095

Germany — 7.0%
17,063	Adidas AG	916,390
28,240	Deutsche Euroshop AG	917,186
8,308	Fielmann AG	580,289
27,683	GEA Group AG	539,548
30,372	Hannover Rueckversicherung AG	1,107,253
5,721	K+S AG	400,408
17,872	Klöckner & Co. AG	410,795
25,724	Lanxess AG	710,877
10,835	MAN AG	727,820
3,370	Manz Automation AG †	572,449
21,735	MTU Aero Engines Holding AG	603,158
15,655	Rhoen- Klinikum AG	455,098
12,691	Salzgitter AG	1,282,020

2

15,713	SGL Carbon AG †	612,673
51,447	Vivacon AG	490,333
7,056	Vossloh AG	726,151
4,172	Wacker Chemie AG	596,641
10,333	Wincor Nixdorf AG	610,775

		12,259,864

Greece — 0.9%
20,730	Babis Vovos International Construction S.A. †	570,022
60,852	GEK Group Of Cos SA	373,822
48,842	Gr. Sarantis S.A.	547,193

		1,491,037

Hong Kong — 2.9%
1,972,000	Champion Real Estate Investment Trust	766,591
233,857	Great Eagle Holdings Limited	514,508
687,868	Industrial and Commercial Bank of China (Asia) Limited	1,248,291
752,531	Noble Group Limited	709,465
532,453	Peace Mark (Holdings) Limited (e)	27,429
267,026	SmarTone Telecommunications Holdings Limited	195,335
1,149,706	Texwinca Holdings Limited	949,338
493,267	Xinao Gas Holdings Limited	668,397

		5,079,354

Ireland — 1.0%
74,179	Glanbia plc (f)	406,256
89,495	Glanbia plc (f)	479,259
176,325	United Drug plc	947,519

		1,833,034

Italy — 2.8%
90,628	Azimut Holding S.p.A.	629,779
115,661	Davide Campari-Milano S.p.A.	916,475
220,831	Immobiliare Grande Distribuzione	496,894
106,311	Landi Renzo SpA	576,299
20,427	Pirelli & C Real Estate S.p.A.	260,239
67,358	Prysmian S.p.A.	1,314,858
123,398	Recordati S.p.A.	758,562

		4,953,106

Japan — 16.5%
31,542	ABC-Mart	886,193
117,916	Air Water Inc.	1,187,978
28,792	Asahi Pretec Corp.	560,068
30,264	Capcom Co., Ltd.	859,327
660	CyberAgent, Inc.	622,834
40,288	Don Quijote Co., Ltd.	721,920
12,559	EXEDY Corporation	237,711
455	Fields Corporation	852,816
172,000	Fujikura Ltd.	666,090
38,225	Hisamitsu Pharmaceutical Company Inc.	1,659,352

3

45,006	Hitachi Koki Co., Ltd.	458,668
24,566	Hogy Medical Co. Ltd.	1,128,108
38,422	Hosiden Corporation	549,703
49,959	K’s Holdings Corp.	912,097
1,336	Kenedix Inc.	783,866
68,784	Kinden Corporation	651,433
39,503	Kintetsu World Express Inc.	650,768
18,600	Kobayashi Pharmaceutical Co., Ltd.	562,226
52,082	KOITO MANUFACTURING CO., LTD.	486,531
61,513	Kuroda Electric Co., Ltd.	572,089
38,322	Mandom Corporation	1,014,361
31,542	Micronics Japan Co., Ltd.	441,256
130,692	Nippon Carbon Co., Ltd.	415,410
174,898	Nippon Denko Co., Ltd.	1,101,007
27,808	Nissha Printing Co., Ltd.	1,349,455
74,585	NSD CO. LTD.	612,999
440	RISA Partners, Inc.	360,545
2,909	Sky Perfect JSAT Corporation	1,118,715
113,990	Suruga Bank Ltd.	1,307,069
58,958	TOKAI CARBON CO., LTD.	431,136
108,090	Tokyo Tatemono Co., Ltd.	517,953
160,171	Toshiba Machine Co., Ltd.	557,162
42,256	Toyo Suisan Kaisha, Ltd.	1,071,194
36,458	Tsuruha Company Ltd.	1,099,912
276,112	Ube Industries Ltd.	737,682
836	Works Applications Co., Ltd.	706,815
177,000	Yokohama Rubber Company, Limited (The)	932,713

		28,785,162

Luxembourg — 0.3%
42,285	GAGFAH S.A.	537,636

Netherlands — 3.6%
24,741	Fugro NV	1,462,456
40,109	Imtech NV	823,586
68,243	Koninklijke BAM Groep nv	885,263
13,684	Koninklijke Boskalis Westminster N.V.	647,660
24,555	Koninklijke DSM NV (d)	1,156,237
34,401	QIAGEN N.V. †	683,155
21,159	Sligro Food Group N.V.	635,837

		6,294,194

Norway — 0.7%
153,296	Ementor ASA †	655,145
47,069	TANDBERG asa	634,574

		1,289,719

Portugal — 0.5%
94,535	Jeronimo Martins, SGPS, S.A.	806,595

4

Singapore — 0.3%
468,738	Indofood Agri Resources Limited †	262,415
422,533	Tat Hong Holdings Ltd.	318,291

		580,706

South Korea — 3.2%
10,394	CJ Home Shopping	596,734
69,080	Daegu Bank	619,427
10,713	Honam Petrochemical Corp.	617,733
33,000	Hyundai Marine & Fire Insurance Co., Ltd.	532,841
5,737	Korea Line Corporation	744,694
9,398	Korea Zinc Co. Ltd.	759,994
84,790	LG Telecom Ltd.	708,847
114,590	Pusan Bank	1,041,080

		5,621,350

Spain — 3.4%
26,096	Enagas	562,133
27,530	Grifols S.A.	702,032
186,211	Mapfre SA	814,536
22,670	Obrascon Huarte Lain S.A.	405,954
15,740	Red Electrica de Espana	798,979
260,842	TUBACEX, S.A. (d)	1,653,149
16,319	Union Fenosa S.A.	399,652
37,381	Viscofan S.A.	615,923

		5,952,358

Sweden — 1.1%
22,700	Modern Times Group MTG AB, B Shares	820,133
56,895	NCC AB, B Shares	563,663
94,436	Peab AB	504,795

		1,888,591

Switzerland — 6.2%
13,395	Actelion Ltd. †	684,870
12,932	Baloise-Holding	882,481
4,560	Bucher Industries AG	603,437
4,456	Galenica AG	1,582,210
6,667	Holcim Ltd.	487,830
1,376	Kaba Holding AG	364,065
2,330	Kuoni Reisen Holding AG	898,536
11,884	Lonza Group AG	1,477,993
15,534	Petroplus Holdings AG †	595,448
501	Sika AG	565,263
5,084	Swatch Group AG	941,049
5,321	Syngenta AG	1,129,814
35,161	Temenos Group AG †	657,800

		10,870,796

5

United Kingdom — 16.3%
344,177	Aegis Group plc	571,592
215,006	Amlin PLC	1,214,682
54,265	Aveva Group plc	1,110,749
82,779	Balfour Beatty plc	445,349
562,504	Beazley Group PLC	1,199,987
61,096	BPP Holdings PLC	496,858
213,924	Cable & Wireless PLC	633,654
89,635	Charter plc	1,001,905
37,381	Chemring Group Plc	1,381,520
116,967	Cookson Group plc	986,440
91,298	Croda International Plc	999,641
57,280	Dana Petroleum plc †	1,223,852
28,519	Derwent London PLC	532,762
177,992	Domino’s Pizza UK & IRL plc	630,872
76,609	Drax Group PLC	1,026,000
137,947	GAME GROUP PLC	507,969
12,207	Greggs plc	689,617
136,214	ICAP plc	880,426
187,225	IG Group Holdings PLC	1,067,165
213,503	International Personal Finance	945,196
114,028	Interserve PLC	616,624
118,453	John Wood Group PLC	720,776
47,392	Keller Group plc	567,678
31,752	Morgan Sindall PLC	253,571
105,763	Mothercare plc	654,890
262,028	N Brown Group PLC	1,039,363
125,625	Petrofac Limited	1,306,540
450,072	Regus Group PLC	515,020
61,785	Speedy Hire PLC	452,844
739,506	Spirent Communications plc	893,336
177,655	Stagecoach Group plc	810,311
94,861	Sthree PLC	303,910
248,048	Thomas Cook Group Plc	979,968
26,703	Vedanta Resources PLC	554,400
60,511	Venture Production plc	665,200
94,242	Vitec Group plc	589,648

		28,470,315

TOTAL COMMON STOCKS
(Cost $207,524,912)		162,636,929

PREFERRED STOCKS — 1.3%
Germany — 1.3%
18,335	Fresenius SE	1,323,475
15,568	Fuchs Petrolub AG	859,550

TOTAL PREFERRED STOCKS
(Cost $2,728,217)		2,183,025

6

INVESTMENT COMPANY SECURITIES — 0.7%
Canada — 0.7%
19,984	Bird Construction Income Fund	512,815
25,637	Crescent Point Energy Trust	749,417

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,336,798)		1,262,232

TOTAL INVESTMENTS
(Cost $211,589,927)(g)	95.1%	$166,082,186

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(e)	Fair valued security as of September 30, 2008 (see note (c) above). At September 30, 2008, this security represents $27,429, less than 0.05% of net assets.

(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

7

(g)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,912,797, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $47,420,538 and net depreciation for financial reporting purposes was $45,507,741. At September 30, 2008, aggregate cost for financial reporting purposes was $211,589,927.

(h)	Fair Valuations Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$15,533,712	$(194,611)
Level 2 — Other Significant Observable Inputs	150,521,045	—
Level 3 — Significant Unobservable Inputs	27,429	—

Total	$166,082,186	$(194,611)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 6/30/2008	$379,534	$—
Net purchases/(sales)	(1,388)	—
Accrued discounts/ (premiums)	—	—
Realized gain/(loss)	(13,489)	—
Change in unrealized appreciation/(depreciation)	(337,228)	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/2008	$27,429	$—

8

FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2008

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Depreciation

MSCI Pan Euro Index Futures, December 2008	120	$3,090,604	$2,957,056	$(133,548)
TOPIX Index Futures, December 2008	12	1,286,393	1,225,330	(61,063)

At September 30, 2008, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Chemicals	6.9%	$11,994,460
Metals & Mining	4.6	8,116,397
Insurance	4.3	7,427,305
Construction & Engineering	4.0	7,062,330
Machinery	3.8	6,688,176
Commercial Banks	3.7	6,443,997
Energy Equipment & Services	3.4	6,001,954
Media	2.9	5,147,625
Real Estate Management & Development	2.9	5,137,117
Hotels, Restaurants & Leisure	2.7	4,781,245
Food Products	2.6	4,501,729
Oil, Gas & Consumable Fuels	2.5	4,365,703
Real Estate Investment Trusts (REITs)	2.3	4,020,039
Commercial Services & Supplies	2.3	4,002,775
Software	2.3	3,947,690
Food & Staples Retailing	2.1	3,577,126
Electrical Equipment	2.0	3,529,674
Specialty Retail	1.9	3,289,144
Pharmaceuticals	1.8	3,149,292
Auto Components	1.8	3,079,512
Health Care Providers & Services	1.7	2,984,827
Professional Services	1.7	2,963,861
Textiles, Apparel & Luxury Goods	1.6	2,834,206
Trading Companies & Distributors	1.6	2,821,495
Household Durables	1.3	2,235,030
Internet Software & Services	1.3	2,203,611
Life Sciences Tools & Services	1.2	2,161,148
Personal Products	1.2	2,123,780
Health Care Equipment & Supplies	1.2	2,116,839
Gas Utilities	1.2	2,023,212
Aerospace & Defense	1.1	1,984,678
Leisure Equipment & Products	1.1	1,874,402
Capital Markets	1.1	1,870,749
Computers & Peripherals	1.0	1,774,235
Information Technology Services	0.9	1,654,173
Internet & Catalog Retail	0.9	1,636,097
Wireless Telecommunication Services	0.9	1,569,058

9

Diversified Financial Services	0.9	1,554,463
Communications Equipment	0.9	1,527,910
Biotechnology	0.8	1,386,902
Multiline Retail	0.8	1,376,810
Electric Utilities	0.7	1,198,631
Thrifts & Mortgage Finance	0.6	1,100,228
Independent Power Producers & Energy Traders	0.6	1,026,000
Semiconductors & Semiconductor Equipment	0.6	1,013,706
Industrial Conglomerates	0.6	986,440
Consumer Finance	0.5	945,196
Beverages	0.5	916,475
Road & Rail	0.5	810,311
Marine	0.4	744,694
Multi-Industry	0.4	712,119
Air Freight & Logistics	0.4	650,768
Diversified Telecommunication Services	0.4	633,654
Electronic Equipment & Instruments	0.3	549,703
Airlines	0.3	536,343
Paper & Forest Products	0.3	523,132
Diversified Consumer Services	0.3	496,858
Construction Materials	0.3	487,830
Building Products	0.2	364,065

TOTAL COMMON STOCKS	93.1	162,636,929
PREFERRED STOCKS	1.3	2,183,025
INVESTMENT COMPANY SECURITIES	0.7	1,262,232

TOTAL INVESTMENTS	95.1%	$166,082,186

10

Munder Internet Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a),(b)

Shares		Value(c),(l)

COMMON STOCKS — 99.4%
Consumer Discretionary — 12.3%
Hotels, Restaurants & Leisure — 1.9%
146,300	Ctrip.com International, Ltd., ADR	$5,648,643

Internet & Catalog Retail — 9.3%
140,400	Amazon.com, Inc. †,(e)	10,215,504
53,000	B2W Compania Global Do Varejo	1,279,531
693,200	drugstore.com, inc. †,(e)	1,629,020
236,245	Expedia, Inc. †,(e)	3,569,662
72,882	Netflix, Inc. †,(e)	2,250,596
98,436	PetMed Express, Inc. †,(e)	1,545,445
108,366	priceline.com Incorporated †,(e)	7,415,486
89,000	Shutterfly, Inc. †,(e)	855,290

		28,760,534

Media — 1.1%
261,000	Time Warner Inc. (e)	3,421,710

Total Consumer Discretionary		37,830,887

Financials — 0.9%
Insurance — 0.9%
175,000	eHealth, Inc. †,(e)	2,800,000

Industrials — 1.3%
Commercial Services & Supplies — 0.3%
359,786	Intermap Technologies Corp. †	909,396

Professional Services — 1.0%
109,300	51job, Inc., ADR †,(e)	1,005,560
149,750	Monster Worldwide, Inc. †,(e)	2,232,772

		3,238,332

Total Industrials		4,147,728

Information Technology — 84.9%
Communications Equipment — 11.8%
633,300	Cisco Systems, Inc. †,(e)	14,287,248
410,500	Juniper Networks, Inc. †,(e)	8,649,235
200,000	QUALCOMM Incorporated	8,594,000
68,800	Research In Motion Limited †,(e)	4,699,040

		36,229,523

Computers & Peripherals — 6.2%
111,250	Apple Inc. †	12,644,675
69,000	Hewlett-Packard Company	3,190,560

1

106,000	NetApp, Inc. †,(e)	1,932,380
118,000	Seagate Technology (e)	1,430,160

		19,197,775

Internet Software & Services — 47.3%
438,500	Akamai Technologies, Inc. †,(e)	7,647,440
30,300	Alibaba.com Limited †	27,393
37,400	Baidu.com, Inc., ADR †,(e)	9,283,802
231,662	Bidz.com, Inc. †,(e)	2,006,193
243,881	Digital River, Inc. †,(e)	7,901,744
431,101	eBay Inc. †	9,648,040
22,500	Equinix, Inc. †,(e)	1,562,850
76,800	Gmarket Inc., ADR †,(e)	1,784,832
31,568	Google Inc., Class A †	12,643,615
404,000	GSI Commerce, Inc. †,(e)	6,253,920
524,999	IAC/InterActiveCorp †,(e)	9,082,483
87,700	LoopNet, Inc. †,(e)	862,091
5,786	Mainstream Data Services, Inc. †,(f),(g),(h)	0
45,400	Mercadolibre, Inc. †,(e)	923,890
3,939,323	Move, Inc. †,(e)	8,351,365
2,379,505	Napster, Inc. †,(e)	6,210,508
234,100	NetEase.com, Inc., ADR †,(e)	5,337,480
12,000	NHN Corporation †	1,491,363
243,100	NIC Inc. (e)	1,677,390
266,000	Omniture, Inc. †,(e)	4,883,760
224,200	Rediff.com India Limited, ADR †,(e)	919,220
261,900	SINA Corporation †,(e)	9,218,880
50,950	Sohu.com Inc. †,(e)	2,840,462
297,200	Spark Networks, Inc. †,(e)	1,159,080
503,800	TechTarget, Inc. †,(e)	3,526,600
228,800	Tencent Holdings Ltd.	1,635,370
181,200	The Knot, Inc. †,(e)	1,513,020
482,740	TheStreet.com, Inc. (e)	2,891,613
286,000	VeriSign, Inc. †,(e)	7,458,880
54,000	VistaPrint Limited †,(e)	1,773,360
168,450	WebMD Health Corp., Class A †,(e)	5,009,703
602,280	Yahoo! Inc. †	10,419,444

		145,945,791

Semiconductors & Semiconductor Equipment — 2.2%
189,000	Broadcom Corporation, Class A †	3,521,070
144,000	Marvell Technology Group Ltd. †,(e)	1,339,200
23,700	Silicon Motion Technology Corporation, ADR †,(e)	110,916
190,000	STMicroelectronics N.V. (e)	1,934,200

		6,905,386

Software — 17.4%
41,500	Adobe Systems Incorporated †	1,638,005
345,800	Check Point Software Technologies Ltd. †,(e)	7,863,492
137,500	McAfee, Inc. †,(e)	4,669,500

2

459,000	Microsoft Corporation (e)	12,250,710
139,500	Oracle Corporation †	2,833,245
177,200	Red Hat, Inc. †,(e)	2,670,404
110,000	salesforce.com, inc. †,(e)	5,324,000
102,300	Shanda Interactive Entertainment Limited, ADR †	2,613,765
1,272,090	SourceForge, Inc. †,(e)	1,730,043
358,000	Symantec Corporation †,(e)	7,009,640
250,000	Synopsys, Inc. †,(e)	4,987,500

		53,590,304

Total Information Technology		261,868,779

TOTAL COMMON STOCKS
(Cost $419,958,435)		306,647,394

PREFERRED STOCKS — 0.5%
Information Technology — 0.5%
Computers & Peripherals — 0.0% #
444,444	Alacritech, Inc., Series C †,(f),(g),(h)	102,800

Internet Software & Services — 0.5%
391,000	Universo Online SA	1,499,973

TOTAL PREFERRED STOCKS
(Cost $3,118,397)		1,602,773

INVESTMENT COMPANY SECURITY — 1.0%
(Cost $2,975,014)
2,975,014	Institutional Money Market Fund (i)	2,975,014

COLLATERAL FOR SECURITIES ON LOAN(d) — 21.9%
(Cost $67,573,996)
67,573,996	State Street Navigator Securities Trust – Prime Portfolio (j)	67,573,996

TOTAL INVESTMENTS
(Cost $493,625,842)(k)	122.8%	$378,799,177

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of September 30, 2008, more than 25% of the Fund’s net assets were invested in issuers in the Internet software & services industry. When a Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange

3

on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2008, (see note (c) above). At September 30, 2008, these securities represent $102,800, less than 0.05% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $102,800, less than 0.05% of net assets.

Security	Acquisition Date	Cost

Alacritech, Inc., Series C	12/13/01	$999,999
Mainstream Data Services, Inc.	08/29/00	213,440

4

(i)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$11,755,606	$15,227,321	15,227,321	$24,007,913	24,007,913	$2,975,014

(j)	At September 30, 2008, the market value of the securities on loan was $67,943,279.

(k)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,814,451, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $118,641,116 and net depreciation for financial reporting purposes was $114,826,665. At September 30, 2008, aggregate cost for financial reporting purposes was $493,625,842.

(l)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$378,696,377
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	102,800

Total	$378,799,177

5

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Valuation Inputs	Securities

Balance as of 6/30/2008	$123,689
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20,889)
Transfers in and/or out of Level 3	—

Balance as of 9/30/2008	$102,800

ABBREVIATION:
ADR — American Depositary Receipt

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets		Value

COMMON STOCKS:

United States	78.6%		$242,577,439
China	12.2		37,611,356
Israel	2.6		7,863,492
Canada	1.8		5,608,436
South Korea	1.1		3,276,194
Bermuda	1.0		3,112,560
Switzerland	0.6		1,934,200
Cayman Islands	0.5		1,430,160
Brazil	0.4		1,279,531
Argentina	0.3		923,890
India	0.3		919,220
Taiwan	0.0	#	110,916

TOTAL COMMON STOCKS	99.4		306,647,394
PREFERRED STOCKS:
Brazil	0.5		1,499,973
United States	0.0	#	102,800

TOTAL PREFERRED STOCKS	0.5		1,602,773
INVESTMENT COMPANY SECURITY	1.0		2,975,014
COLLATERAL FOR SECURITIES ON LOAN	21.9		67,573,996

TOTAL INVESTMENTS	122.8%		$378,799,177

#	Amount represents less than 0.05% of net assets.

6

Munder Large-Cap Growth Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 97.0%
Consumer Discretionary — 9.3%
Distributors — 1.3%
69,100	LKQ Corporation †,(d)	$1,172,627

Hotels, Restaurants & Leisure — 3.0%
20,575	Burger King Holdings, Inc. (d)	505,322
37,350	McDonald’s Corporation	2,304,495

		2,809,817

Media — 1.6%
11,300	John Wiley & Sons, Inc., Class A (d)	457,085
52,725	Shaw Communications, Inc., Class B (d)	1,071,899

		1,528,984

Specialty Retail — 2.9%
16,800	Buckle, Inc. (The) (d)	933,072
25,550	Guess?, Inc. (d)	888,885
27,200	Urban Outfitters, Inc. †,(d)	866,864

		2,688,821

Textiles, Apparel & Luxury Goods — 0.5%
6,800	NIKE, Inc., Class B	448,662

Total Consumer Discretionary		8,648,911

Consumer Staples — 14.5%
Beverages — 5.2%
18,650	Central European Distribution Corporation †	846,896
25,050	Coca-Cola Company (The)	1,324,644
9,950	Molson Coors Brewing Company, Class B	465,163
30,375	PepsiCo, Inc.	2,164,826

		4,801,529

Food & Staples Retailing — 4.6%
25,725	CVS Caremark Corporation (d)	865,904
33,500	Kroger Co. (The)	920,580
40,525	Wal-Mart Stores, Inc.	2,427,042

		4,213,526

Food Products — 0.8%
12,900	Kellogg Company	723,690

Household Products — 1.8%
24,559	Procter & Gamble Company (The)	1,711,517

Tobacco — 2.1%
40,400	Philip Morris International Inc.	1,943,240

Total Consumer Staples		13,393,502

1

Energy — 10.8%
Energy Equipment & Services — 5.6%
10,625	Core Laboratories N.V. (d)	1,076,525
13,675	National Oilwell Varco, Inc. †	686,895
17,000	Schlumberger Limited (d)	1,327,530
17,475	Smith International, Inc.	1,024,734
9,650	Transocean Inc. †	1,059,956

		5,175,640

Oil, Gas & Consumable Fuels — 5.2%
12,675	Chevron Corporation	1,045,434
14,825	Exxon Mobil Corporation	1,151,310
32,200	Nexen Inc.	748,006
13,500	Occidental Petroleum Corporation	951,075
13,500	Whiting Petroleum Corporation †,(d)	962,010

		4,857,835

Total Energy		10,033,475

Financials — 4.1%
Capital Markets — 1.7%
14,950	Bank of New York Mellon Corporation (The)	487,071
3,300	Northern Trust Corporation	238,260
48,200	TD AMERITRADE Holding Corporation †	780,840

		1,506,171

Commercial Banks — 0.7%
10,700	Credicorp Ltd.	666,075

Insurance — 1.7%
17,775	Aflac Incorporated	1,044,281
14,900	Manulife Financial Corporation	546,681

		1,590,962

Total Financials		3,763,208

Health Care — 16.6%
Biotechnology — 2.0%
15,375	Biogen Idec Inc. †,(d)	773,209
24,125	Gilead Sciences, Inc. †	1,099,617

		1,872,826

Health Care Equipment & Supplies — 2.3%
6,800	Baxter International Inc.	440,096
33,000	Medtronic, Inc.	1,653,300

		2,093,396

Health Care Providers & Services — 5.3%
15,700	Amedisys, Inc. †,(d)	764,119
19,400	Express Scripts, Inc. †,(d)	1,432,108
33,400	Medco Health Solutions, Inc. †	1,503,000
30,875	Psychiatric Solutions, Inc. †,(d)	1,171,706

		4,870,933

2

Life Sciences Tools & Services — 1.7%
33,500	Bruker Corporation †	446,555
20,425	Thermo Fisher Scientific Inc. †	1,123,375

		1,569,930

Pharmaceuticals — 5.3%
48,375	Abbott Laboratories	2,785,433
12,773	Johnson & Johnson	884,913
33,300	Perrigo Company (d)	1,280,718

		4,951,064

Total Health Care		15,358,149

Industrials — 12.0%
Aerospace & Defense — 1.6%
24,200	United Technologies Corporation	1,453,452

Construction & Engineering — 0.9%
15,175	Jacobs Engineering Group Inc. †	824,154

Electrical Equipment — 3.9%
45,775	ABB Ltd., ADR	888,035
3,925	First Solar, Inc. †,(d)	741,472
10,400	General Cable Corporation †,(d)	370,552
58,150	GrafTech International Ltd. †	878,646
10,300	SunPower Corporation, Class A †,(d)	730,579

		3,609,284

Machinery — 3.3%
20,550	Bucyrus International, Inc.	918,174
7,700	Caterpillar, Inc. (d)	458,920
21,100	Cummins Inc.	922,492
8,875	Flowserve Corporation (d)	787,834

		3,087,420

Road & Rail — 2.3%
7,500	Burlington Northern Santa Fe Corporation	693,225
11,000	Kansas City Southern †,(d)	487,960
13,900	Union Pacific Corporation	989,124

		2,170,309

Total Industrials		11,144,619

Information Technology — 26.6%
Communications Equipment — 4.2%
101,042	Cisco Systems, Inc. †	2,279,508
26,600	QUALCOMM Incorporated	1,143,002
6,800	Research In Motion Limited †	464,440

		3,886,950

3

Computers & Peripherals — 8.6%
22,975	Apple Inc. †	2,611,338
57,500	Hewlett-Packard Company (d)	2,658,800
22,650	International Business Machines Corporation	2,649,144

		7,919,282

Electronic Equipment & Instruments — 0.9%
22,300	FLIR Systems, Inc. †,(d)	856,766

Information Technology Services — 0.8%
47,575	Satyam Computer Services Ltd., ADR (d)	768,336

Internet Software & Services — 4.3%
4,200	Baidu.com, Inc., ADR †	1,042,566
4,550	Google Inc., Class A †	1,822,366
31,675	Open Text Corporation †,(d)	1,095,322

		3,960,254

Semiconductors & Semiconductor Equipment — 2.4%
120,850	Intel Corporation (d)	2,263,521

Software — 5.4%
130,725	Microsoft Corporation	3,489,050
72,675	Oracle Corporation †	1,476,029

		4,965,079

Total Information Technology		24,620,188

Materials — 3.1%
Chemicals — 1.6%
7,700	FMC Corporation	395,703
5,600	Monsanto Company	554,288
6,800	Praxair, Inc.	487,832

		1,437,823

Containers & Packaging — 0.7%
10,500	Greif Inc., Class A (d)	689,010

Metals & Mining — 0.8%
41,900	Steel Dynamics, Inc. (d)	716,071

Total Materials		2,842,904

TOTAL COMMON STOCKS
(Cost $89,992,636)		89,804,956

INVESTMENT COMPANY SECURITY — 4.6%
(Cost $4,247,761)
4,247,761	Institutional Money Market Fund (e)	4,247,761

COLLATERAL FOR SECURITIES ON LOAN(c) — 20.7%
(Cost $19,124,572)
19,124,572	State Street Navigator Securities Trust — Prime Portfolio (f)	19,124,572

4

TOTAL INVESTMENTS
(Cost $113,364,969) (g)	122.3%	$113,177,289

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Funds may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$3,211,731	$18,546,366	18,546,366	$17,510,336	17,510,336	$4,247,761

(f)	At September 30, 2008, the market value of the securities on loan was $19,149,460.

5

(g)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,981,977, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,169,657 and net depreciation for financial reporting purposes was $187,680. At September 30, 2008, aggregate cost for financial reporting purposes was $113,364,969.

(h)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$113,177,289
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$113,177,289

ABBREVIATION:
ADR	— American Depositary Receipt

6

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.0%	$81,437,071
Canada	4.2	3,926,348
Netherlands	1.2	1,076,525
China	1.1	1,042,566
Switzerland	1.0	888,035
India	0.8	768,336
Bermuda	0.7	666,075

TOTAL COMMON STOCKS	97.0	89,804,956
INVESTMENT COMPANY SECURITY	4.6	4,247,761
COLLATERAL FOR SECURITIES ON LOAN	20.7	19,124,572

TOTAL INVESTMENTS	122.3%	$113,177,289

7

Munder Large-Cap Value Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 96.1%
Consumer Discretionary — 6.7%
Hotels, Restaurants & Leisure — 1.3%
19,230	McDonald’s Corporation	$1,186,491

Household Durables — 0.6%
8,875	Mohawk Industries, Inc. †,(d)	598,086

Leisure Equipment & Products — 0.7%
20,085	Hasbro, Inc. (d)	697,351

Media — 3.3%
69,798	Comcast Corporation, Class A Special (d)	1,376,417
32,595	Omnicom Group Inc. (d)	1,256,863
36,835	Time Warner Inc. (d)	482,907

		3,116,187

Specialty Retail — 0.4%
8,710	Best Buy Co., Inc. (d)	326,625

Textiles, Apparel & Luxury Goods — 0.4%
16,370	Coach, Inc. †	409,905

Total Consumer Discretionary		6,334,645

Consumer Staples — 9.7%
Beverages — 1.5%
19,275	PepsiCo, Inc.	1,373,729

Food & Staples Retailing — 3.4%
69,715	CVS Caremark Corporation	2,346,607
14,450	Wal-Mart Stores, Inc.	865,410

		3,212,017

Food Products — 1.4%
19,760	General Mills, Inc.	1,357,907

Household Products — 2.9%
8,220	Kimberly-Clark Corporation (d)	532,985
31,965	Procter & Gamble Company (The)	2,227,641

		2,760,626

Personal Products — 0.5%
12,715	Herbalife Ltd. (d)	502,497

Total Consumer Staples		9,206,776

Energy — 14.9%
Energy Equipment & Services — 1.6%
16,200	National Oilwell Varco, Inc. †	813,726
6,080	Transocean Inc. †	667,827

		1,481,553

1

Oil, Gas & Consumable Fuels — 13.3%
20,505	Apache Corporation	2,138,261
19,790	Chevron Corporation	1,632,279
56,914	Exxon Mobil Corporation (d)	4,419,941
38,170	Marathon Oil Corporation	1,521,838
17,915	Occidental Petroleum Corporation	1,262,112
11,145	Total S.A., ADR	676,279
19,660	XTO Energy Inc. (d)	914,583

		12,565,293

Total Energy		14,046,846

Financials — 26.3%
Capital Markets — 3.7%
40,240	Bank of New York Mellon Corporation (The)	1,311,019
21,400	Federated Investors, Inc., Class B (d)	617,390
7,150	Goldman Sachs Group, Inc. (The)	915,200
11,410	State Street Corporation	649,001

		3,492,610

Commercial Banks — 5.2%
10,640	BB&T Corporation (d)	402,192
25,310	PNC Financial Services Group, Inc. (The)	1,890,657
43,960	U.S. Bancorp (d)	1,583,439
28,480	Wells Fargo & Company	1,068,855

		4,945,143

Diversified Financial Services — 6.8%
65,952	Bank of America Corporation (d)	2,308,320
87,389	JPMorgan Chase & Co.	4,081,066

		6,389,386

Insurance — 9.0%
30,891	ACE Limited	1,672,130
16,410	Arch Capital Group Ltd. †	1,198,422
27,025	Assurant, Inc.	1,486,375
28,225	Axis Capital Holdings Limited	895,015
25,570	MetLife, Inc. (d)	1,431,920
14,600	Prudential Financial, Inc.	1,051,200
16,470	Travelers Companies, Inc. (The)	744,444

		8,479,506

Real Estate Investment Trusts (REITs) — 1.6%
115,615	Annaly Capital Management, Inc.	1,555,022

Total Financials		24,861,667

Health Care — 12.0%
Biotechnology — 1.4%
22,570	Amgen Inc. †	1,337,724

Health Care Equipment & Supplies — 0.7%
9,490	Baxter International Inc.	622,829

2

Health Care Providers & Services — 0.8%
14,180	McKesson Corporation	763,026

Life Sciences Tools & Services — 1.1%
18,430	Thermo Fisher Scientific Inc. †	1,013,650

Pharmaceuticals — 8.0%
26,780	Abbott Laboratories	1,541,992
41,910	Johnson & Johnson	2,903,525
54,295	Pfizer Inc.	1,001,200
29,045	Teva Pharmaceutical Industries Limited, ADR (d)	1,329,970
21,450	Wyeth	792,363

		7,569,050

Total Health Care		11,306,279

Industrials — 8.5%
Aerospace & Defense — 1.1%
17,308	United Technologies Corporation	1,039,518

Electrical Equipment — 1.1%
20,140	Belden Inc. (d)	640,251
10,240	General Cable Corporation †,(d)	364,851

		1,005,102

Industrial Conglomerates — 3.3%
121,225	General Electric Company	3,091,238

Machinery — 3.0%
16,080	Cummins Inc.	703,018
9,210	Danaher Corporation (d)	639,174
9,030	Eaton Corporation (d)	507,305
20,000	Westinghouse Air Brake Technologies Corporation (d)	1,024,600

		2,874,097

Total Industrials		8,009,955

Information Technology — 4.7%
Communications Equipment — 0.5%
22,910	Cisco Systems, Inc. †	516,850

Computers & Peripherals — 2.0%
16,185	Hewlett-Packard Company (d)	748,394
6,378	International Business Machines Corporation	745,971
31,350	Seagate Technology	379,962

		1,874,327

Internet Software & Services — 0.5%
20,720	eBay Inc. †	463,714

Semiconductors & Semiconductor Equipment — 0.4%
11,935	MEMC Electronic Materials, Inc. †	337,283

3

Software — 1.3%
40,175	Oracle Corporation †	815,954
22,940	Symantec Corporation †,(d)	449,165

		1,265,119

Total Information Technology		4,457,293

Materials — 3.4%
Chemicals — 2.8%
11,040	BASF Aktiengesellschaft, ADR	526,387
15,025	PPG Industries, Inc. (d)	876,258
17,498	Praxair, Inc.	1,255,307

		2,657,952

Metals & Mining — 0.6%
10,280	Freeport-McMoRan Copper & Gold Inc., Class B (d)	584,418

Total Materials		3,242,370

Telecommunication Services — 5.1%
Diversified Telecommunication Services — 5.1%
109,785	AT&T Inc.	3,065,197
53,445	Verizon Communications Inc.	1,715,050

		4,780,247

Utilities — 4.8%
Electric Utilities — 4.1%
14,850	American Electric Power Company, Inc.	549,895
21,098	Duke Energy Corporation	367,738
8,105	Edison International (d)	323,390
13,227	Exelon Corporation	828,275
12,830	FirstEnergy Corp.	859,482
9,618	FPL Group, Inc.	483,785
11,985	Southern Company (The) (d)	451,715

		3,864,280

Gas Utilities — 0.3%
8,781	Equitable Resources, Inc.	322,087

Multi-Industry — 0.4%
7,937	Wisconsin Energy Corporation (d)	356,371

Total Utilities		4,542,738

TOTAL COMMON STOCKS
(Cost $83,262,303)		90,788,816

INVESTMENT COMPANY SECURITY — 2.0%
(Cost $1,867,611)
1,867,611	Institutional Money Market Fund (e)	1,867,611

4

COLLATERAL FOR SECURITIES ON LOAN (c) — 21.4%
(Cost $20,254,899)
20,254,899	State Street Navigator Securities Lending Trust — Prime Portfolio (f)	20,254,899

TOTAL INVESTMENTS
(Cost $105,384,813) (g)	119.5%	$112,911,326

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

5

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$3,183,128	$3,887,197	3,887,197	$5,202,714	5,202,714	$1,867,611

(f)	At September 30, 2008, the market value of the securities on loan was $21,024,585.

(g)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $13,832,794, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,306,281 and net appreciation for financial reporting purposes was $7,526,513. At September 30, 2008, aggregate cost for financial reporting purposes was $105,384,813.

(h)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$112,911,326
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$112,911,326

ABBREVIATION:
ADR	— American Depositary Receipt

6

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.5%	$83,608,154
Bermuda	2.2	2,093,437
Switzerland	1.8	1,672,130
Israel	1.4	1,329,970
Cayman Islands	0.9	882,459
France	0.7	676,279
Germany	0.6	526,387

TOTAL COMMON STOCKS	96.1	90,788,816
INVESTMENT COMPANY SECURITY	2.0	1,867,611
COLLATERAL FOR SECURITIES ON LOAN	21.4	20,254,899

TOTAL INVESTMENTS	119.5%	$112,911,326

7

Liquidity Money Market Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(h)

CERTIFICATE OF DEPOSIT — 2.0%
(Cost $3,000,000)
$3,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 2.780% due 10/22/2008	$3,000,000

COMMERCIAL PAPER — 57.3%
3,000,000	Amsterdam Funding Corp., 2.970% due 01/07/2009 (d)	2,975,745
3,000,000	Bank of America Corporation, 2.690% due 12/05/2008 (d)	2,985,429
3,000,000	Barton Capital Corp., 2.460% due 10/06/2008 (d)	2,998,975
3,000,000	BNP Paribas, YNK, 2.680% due 10/24/2008 (d)	2,994,863
3,000,000	CAFCO LLC, 2.760% due 10/23/2008 (d)	2,994,940
3,000,000	Charta LLC, 2.750% due 10/17/2008 (d)	2,996,333
3,000,000	Crown Point Capital Company, LLC, 2.600% due 10/09/2008 (d)	2,998,267
3,000,000	Falcon Asset Securitization Company LLC, 2.650% due 10/06/2008 (d)	2,998,896
3,000,000	Fcar Owner Trust, Series II, 2.950% due 10/01/2008 (d)	3,000,000
3,000,000	General Electric Capital Corporation, 3.050% due 11/12/2008 (d)	2,989,325
3,000,000	Gotham Funding Corporation, 2.530% due 10/09/2008 (d)	2,998,313
3,000,000	ING U.S. Funding Corporation, 2.690% due 10/23/2008 (d)	2,995,068
3,000,000	International Lease Finance Corporation, 3.040% due 10/27/2008 (d)	2,993,413
5,000,000	Kittyhawk Funding Corporation, 3.950% due 11/10/2008 (d)	4,978,056
3,000,000	Lexington Parker Capital Corporation, 2.600% due 10/09/2008 (d)	2,998,267
3,000,000	Liberty Street Funding Corporation, 7.000% due 10/01/2008 (d)	3,000,000
3,000,000	National Australia Funding Delaware, Inc., YNK, 2.680% due 10/31/2008 (d)	2,993,300
3,000,000	New Center Asset Trust, 3.100% due 10/21/2008 (d)	2,994,833
3,000,000	Old Line Funding LLC, 4.050% due 10/10/2008 (d)	2,996,963

1

3,000,000	PNC Bank NA, 2.860% due 01/09/2009 (d)	2,976,167
5,000,000	Ranger Funding Company, LLC, 3.950% due 11/04/2008 (d)	4,981,347
3,000,000	Skandinaviska Enskilda Banken AB, YNK, 2.630% due 10/02/2008 (d)	2,999,781
3,000,000	Thames Asset Global Securitization, 2.950% due 01/05/2009 (d)	2,976,400
3,000,000	Thunder Bay Funding, LLC, 2.750% due 10/15/2008 (d)	2,996,792
3,000,000	UBS Finance Delaware LLC, YNK, 2.810% due 10/28/2008 (d)	2,993,689
3,000,000	Variable Funding Capital Corporation, 2.820% due 12/09/2008 (d)	2,983,785
3,000,000	Victory Receivables Corporation, 2.530% due 10/10/2008 (d)	2,998,102
3,000,000	Yorktown Capital LLC, 2.720% due 10/20/2008 (d)	2,995,693

TOTAL COMMERCIAL PAPER
(Cost $87,782,742)		87,782,742

CORPORATE BONDS AND NOTES — 2.0%
(Cost $3,000,000)
3,000,000	Toyota Motor Credit Corp., MTN, 2.537% due 01/12/2009 (e)	3,000,000

REPURCHASE AGREEMENTS (c) — 41.3%
52,018,000	Agreement with Merrill Lynch & Co., Inc., 1.500% dated 09/30/2008, to be repurchased at $52,020,167 on 10/01/2008, collateralized by $52,475,000 FHLMC, 6.000% maturing 08/01/2038 (value $53,581,530)	52,018,000
11,227,000	Agreement with State Street Bank & Trust Company, 1.250% dated 09/30/2008, to be repurchased at $11,227,390 on 10/01/2008, collateralized by $11,355,000 FHLMC, 3.650% maturing 12/30/2009 (value $11,452,408)	11,227,000

TOTAL REPURCHASE AGREEMENTS
(Cost $63,245,000)		63,245,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
(Cost $4,973,009)
5,000,000	FNMA Discount Notes, 2.370% due 12/22/2008 (f)	4,973,009

TOTAL INVESTMENTS
(Cost $162,000,751)(g)	105.8%	$162,000,751

(a)	All percentages are based on net assets of the Fund as of September 30, 2008. The Board of Trustees has approved the liquidation of the Fund. The liquidation is expected to occur as soon as practicable and will be coordinated to coincide with a significant redemption in-kind of shares of the Fund held by clients and customers of Comerica Bank and its affiliates.

2

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2008.

(f)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(g)	At September 30, 2008, aggregate cost for financial reporting purposes was $162,000,751.

(h)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments
Valuation Inputs	in Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	162,000,751
Level 3 — Significant Unobservable Inputs	—

Total	$162,000,751

3

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

4

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(k)

COMMON STOCKS — 94.3%
Consumer Discretionary — 9.6%
Auto Components — 3.3%
50,000	ATC Technology Corporation †	$1,187,000
249,700	Noble International, Ltd. (d)	1,495,703
402,424	Spartan Motors, Inc. (d)	1,279,708
119,700	Tenneco Inc. †,(d)	1,272,411

		5,234,822

Diversified Consumer Services — 0.4%
19,200	Steiner Leisure Limited †,(d)	660,096

Internet & Catalog Retail — 1.9%
192,400	PetMed Express, Inc. †,(d)	3,020,680

Leisure Equipment & Products — 0.3%
44,400	Sport Supply Group, Inc.	488,400

Specialty Retail — 1.3%
140,000	hhgregg, Inc. †,(d)	1,365,000
33,400	Hibbett Sports, Inc. †,(d)	668,668

		2,033,668

Textiles, Apparel & Luxury Goods — 2.4%
239,200	FGX International Holdings Limited †,(d)	2,647,944
53,400	Movado Group, Inc.	1,193,490

		3,841,434

Total Consumer Discretionary		15,279,100

Consumer Staples — 0.7%
Food & Staples Retailing — 0.7%
46,756	Spartan Stores, Inc.	1,163,289

Energy — 5.7%
Energy Equipment & Services — 3.6%
261,500	Mitcham Industries, Inc. †	2,638,535
132,400	MYR Group Inc. †	1,676,184
117,100	Pason Systems Inc.	1,441,400

		5,756,119

Oil, Gas & Consumable Fuels — 2.1%
100,887	Atlas America, Inc.	3,441,256

Total Energy		9,197,375

Financials — 26.4%
Capital Markets — 1.0%
297,000	JMP Group Inc.	1,544,400

1

Commercial Banks — 1.6%
96,800	Bank of the Ozarks, Inc. (d)	2,613,600

Consumer Finance — 0.4%
44,597	First Cash Financial Services, Inc. †	668,955

Diversified Financial Services — 1.7%
412,612	KKR Financial Holdings LLC	2,624,212

Insurance — 6.8%
180,400	AMERISAFE, Inc. †	3,283,280
258,200	CastlePoint Holdings, Ltd. (d)	2,873,766
307,500	Meadowbrook Insurance Group, Inc.	2,170,950
61,900	National Interstate Corporation (d)	1,487,457
45,153	Tower Group, Inc. (d)	1,063,805

		10,879,258

Real Estate Investment Trusts (REITs) — 13.9%
102,800	American Capital Agency Corp. (d)	1,780,496
436,000	Ashford Hospitality Trust, Inc. (d)	1,765,800
150,000	Capstead Mortgage Corporation	1,642,500
76,400	Corporate Office Properties Trust	3,082,740
234,800	Gramercy Capital Corp. (d)	608,132
374,300	Hersha Hospitality Trust, Class A	2,784,792
393,100	JER Investors Trust Inc. (d)	1,894,742
163,100	Medical Properties Trust, Inc. (d)	1,851,185
515,100	NorthStar Realty Finance Corp. (d)	3,992,025
516,789	RAIT Financial Trust (d)	2,837,172

		22,239,584

Real Estate Management & Development — 1.0%
261,200	Asset Capital Corporation Inc., 144A †,(e),(f),(g),(h)	1,086,592
262,100	Star Asia Financial Ltd., 144A (e),(f),(g),(h)	479,643

		1,566,235

Total Financials		42,136,244

Health Care — 11.1%
Health Care Equipment & Supplies — 2.1%
120,715	Neogen Corporation †,(d)	3,401,749

Health Care Providers & Services — 2.9%
37,000	Air Methods Corporation †,(d)	1,047,470
12,000	Landauer, Inc.	873,000
162,900	Psychemedics Corp.	2,394,630
18,300	U.S. Physical Therapy, Inc. †	317,688

		4,632,788

Health Care Technology — 1.5%
172,245	STARLIMS Technologies Ltd.	1,119,592
83,600	SXC Health Solutions Corp. †,(d)	1,274,900

		2,394,492

2

Life Sciences Tools & Services — 2.0%
252,901	MEDTOX Scientific, Inc. †,(d)	3,120,798

Pharmaceuticals — 2.6%
231,600	Matrixx Initiatives, Inc. †,(d)	4,166,484

Total Health Care		17,716,311

Industrials — 22.7%
Aerospace & Defense — 2.0%
67,873	Ceradyne, Inc. †	2,488,224
71,500	Hi-Shear Technology Corporation	679,250

		3,167,474

Building Products — 1.2%
104,050	AAON, Inc. (d)	1,892,670

Commercial Services & Supplies — 2.8%
115,318	Horizon North Logistics Inc. †	249,219
119,020	Team, Inc. †,(d)	4,299,002

		4,548,221

Electrical Equipment — 0.5%
32,800	Jinpan International Limited (d)	773,096

Industrial Conglomerates — 0.8%
31,000	Raven Industries, Inc. (d)	1,219,850

Machinery — 9.3%
83,740	Actuant Corporation, Class A	2,113,598
200,700	Altra Holdings, Inc. †	2,962,332
38,300	Dynamic Materials Corporation (d)	888,943
78,000	Hurco Companies, Inc. †,(d)	2,306,460
73,600	Middleby Corporation (The) †,(d)	3,997,216
39,849	Sun Hydraulics Corporation (d)	1,037,668
79,300	Titan Machinery Inc. †,(d)	1,650,233

		14,956,450

Professional Services — 2.2%
151,800	Barrett Business Services, Inc. (d)	1,970,364
53,442	Stantec Inc. †	1,271,920
9,700	VSE Corporation	327,181

		3,569,465

Road & Rail — 1.7%
22,374	Genesee & Wyoming, Inc., Class A †	839,472
66,220	Old Dominion Freight Line, Inc. †,(d)	1,876,675

		2,716,147

Trading Companies & Distributors — 2.2%
45,700	Houston Wire & Cable Company (d)	784,669
216,250	Rush Enterprises, Inc., Class B †	2,716,100

		3,500,769

Total Industrials		36,344,142

3

Information Technology — 14.5%
Communications Equipment — 0.5%
78,700	Digi International Inc. †	802,740

Computers & Peripherals — 0.9%
102,585	Rimage Corporation †	1,432,086

Electronic Equipment & Instruments — 1.9%
310,800	TTM Technologies, Inc. †	3,083,136

Information Technology Services — 2.8%
76,600	ManTech International Corporation, Class A †	4,541,614

Internet Software & Services — 2.7%
111,500	j2 Global Communications, Inc. †	2,603,525
279,400	TheStreet.com, Inc. (d)	1,673,606

		4,277,131

Semiconductors & Semiconductor Equipment — 3.1%
157,973	Diodes Incorporated †,(d)	2,914,602
14,800	NVE Corporation †	418,988
187,200	Silicon Motion Technology Corporation, ADR †,(d)	876,096
134,600	Ultra Clean Holdings, Inc. †	678,384

		4,888,070

Software — 2.6%
108,360	Computer Modelling Group Ltd.	916,364
39,228	DMRC Corporation †,(e),(g),(h)	457,209
279,400	Smith Micro Software, Inc. †,(d)	1,983,740
123,600	TeleCommunication Systems, Inc. †	854,076

		4,211,389

Total Information Technology		23,236,166

Materials — 3.6%
Chemicals — 2.9%
90,000	Flotek Industries, Inc. †,(d)	990,000
442,975	Landec Corporation †	3,627,965

		4,617,965

Metals & Mining — 0.7%
183,100	Horsehead Holding Corp. †	1,080,290

Total Materials		5,698,255

TOTAL COMMON STOCKS
(Cost $152,854,150)		150,770,882

LIMITED PARTNERSHIP — 0.2%
(Cost $2,740,400)
Financials — 0.2%
Real Estate Investment Trusts (REITs) — 0.2%
221,000	Kodiak Funding, LP (e),(g),(h)	221,000

4

INVESTMENT COMPANY SECURITIES — 5.7%
Energy — 1.4%
Energy Equipment & Services — 1.4%
142,600	Mullen Group Income Fund	2,276,509

Financials — 4.3%
Capital Markets — 4.3%
236,700	Main Street Capital Corporation (d)	2,736,252
153,200	NGP Capital Resources Company (d)	2,232,124
299,187	Patriot Capital Funding, Inc. (d)	1,905,821

		6,874,197

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $10,131,896)		9,150,706

COLLATERAL FOR SECURITIES ON LOAN(c) — 22.9%
(Cost $36,596,046)
36,596,046	State Street Navigator Securities Trust — Prime Portfolio (i)	36,596,046

TOTAL INVESTMENTS
(Cost $202,322,492)(j)	123.1%	$196,738,634

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or

5

not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Fair valued security as of September 30, 2008 (see note (b) above). At September 30, 2008, these securities represent $2,244,444, 1.4% of net assets.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent 2,244,444, 1.4% of net assets.

Security	Acquisition Date	Cost

Asset Capital Corporation Inc., 144A	06/23/05	$2,220,200
DMRC Corporation	08/01/08	457,209
Kodiak Funding, LP	12/19/06	2,740,400
Star Asia Financial Ltd., 144A	02/22/07	2,621,000

(i)	At September 30, 2008, the market value of the securities on loan was $36,947,008.

(j)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $43,042,292, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $48,626,150 and net depreciation for financial reporting purposes was $5,583,858. At September 30, 2008, aggregate cost for financial reporting purposes was $202,322,492.

(k)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$194,494,190
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	2,244,444

Total	$196,738,634

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$2,038,050
Net purchases/(sales)	457,209
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(250,815)
Transfers in and/or out of Level 3	—

Balance as of 9/30/2008	$2,244,444

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	85.5%	$136,666,489
Canada	3.2	5,153,802
Bermuda	1.8	2,873,766
British Virgin Islands	1.7	2,647,944
Israel	0.7	1,119,593
Taiwan	0.5	876,096
China	0.5	773,096
Bahamas	0.4	660,096

TOTAL COMMON STOCKS	94.3	150,770,882
LIMITED PARTNERSHIP	0.2	221,000
INVESTMENT COMPANY SECURITIES:
United States	4.3	6,874,197
Canada	1.4	2,276,509

TOTAL INVESTMENT COMPANY SECURITIES	5.7	9,150,706
COLLATERAL FOR SECURITIES ON LOAN	22.9	36,596,046

TOTAL INVESTMENTS	123.1%	$196,738,634

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 99.5%
Consumer Discretionary — 11.6%
Distributors — 1.7%
4,099,550	LKQ Corporation †,(d)	$69,569,363

Diversified Consumer Services — 1.0%
648,000	New Oriental Education & Technology Group Inc., ADR †,(d)	41,627,520

Hotels, Restaurants & Leisure — 1.6%
1,457,800	Burger King Holdings, Inc. (d)	35,803,568
1,142,700	Penn National Gaming, Inc. †	30,361,539

		66,165,107

Household Durables — 1.4%
468,500	Snap-on Incorporated	24,671,210
1,251,200	Tupperware Brands Corporation	34,570,656

		59,241,866

Media — 1.5%
101,900	Ascent Media Corporation, Class A †	2,487,379
995,000	Discovery Communications Inc., Class A †	14,178,750
1,019,000	Discovery Communications Inc., Class C †	14,429,040
554,200	Morningstar, Inc. †,(d)	30,741,474

		61,836,643

Specialty Retail — 2.5%
500,200	Aaron Rents, Inc.	13,540,414
1,211,500	GameStop Corp., Class A †	41,445,415
880,000	Guess?, Inc. (d)	30,615,200
536,200	Tiffany & Co. (d)	19,045,824

		104,646,853

Textiles, Apparel & Luxury Goods — 1.9%
2,031,100	Gildan Activewear Inc. †,(d)	46,268,458
1,523,700	Hanesbrands, Inc. †,(d)	33,140,475

		79,408,933

Total Consumer Discretionary		482,496,285

Consumer Staples — 4.3%
Beverages — 1.5%
1,335,514	Central European Distribution Corporation †	60,645,691

Food Products — 1.1%
1,540,850	Flowers Foods, Inc.	45,239,356

1

Household Products — 1.7%
1,176,950	Church & Dwight Co., Inc.	73,076,825

Total Consumer Staples		178,961,872

Energy — 8.9%
Energy Equipment & Services — 4.5%
577,100	Core Laboratories N.V. (d)	58,471,772
1,099,800	IHS Inc., Class A †	52,394,472
867,800	Oceaneering International, Inc. †	46,271,096
854,500	Oil States International, Inc. †	30,206,575

		187,343,915

Oil, Gas & Consumable Fuels — 4.4%
671,300	Arena Resources, Inc. †,(d)	26,080,005
1,439,200	Atlas America, Inc. (d)	49,091,112
1,005,600	Denbury Resources Inc. †	19,146,624
589,300	Enbridge Inc. (d)	22,446,437
422,800	Foundation Coal Holdings, Inc. (d)	15,043,224
1,587,500	Southwestern Energy Company †	48,482,250

		180,289,652

Total Energy		367,633,567

Financials — 18.0%
Capital Markets — 5.0%
763,000	Affiliated Managers Group, Inc. †	63,214,550
160,600	BlackRock, Inc. (d)	31,236,700
1,379,800	Eaton Vance Corp. (d)	48,610,354
3,919,400	TD AMERITRADE Holding Corporation †	63,494,280

		206,555,884

Commercial Banks — 2.0%
604,500	HDFC Bank Limited, ADR (d)	51,352,275
195,000	M&T Bank Corporation (d)	17,403,750
432,500	Signature Bank †	15,085,600

		83,841,625

Diversified Financial Services — 0.8%
91,650	CME Group Inc. (d)	34,048,892

Insurance — 4.2%
946,200	Assurant, Inc.	52,041,000
1,959,000	Axis Capital Holdings Limited	62,119,890
1,079,800	ProAssurance Corporation †	60,468,800

		174,629,690

Real Estate Investment Trusts (REITs) — 5.6%
517,100	Alexandria Real Estate Equities, Inc. (d)	58,173,750
4,645,050	Annaly Capital Management, Inc.	62,475,922
1,269,400	Digital Realty Trust, Inc. (d)	59,979,150
455,400	Essex Property Trust, Inc. (d)	53,887,482

		234,516,304

2

Thrifts & Mortgage Finance — 0.4%
865,600	New York Community Bancorp, Inc.	14,533,424

Total Financials		748,125,819

Health Care — 12.0%
Biotechnology — 2.3%
2,608,200	BioMarin Pharmaceutical Inc. †,(d)	69,091,218
1,919,700	Cepheid †,(d)	26,549,451

		95,640,669

Health Care Equipment & Supplies — 3.6%
188,500	Haemonetics Corporation †	11,634,220
1,132,048	Hologic, Inc. †,(d)	21,882,488
1,155,700	ResMed, Inc. †	49,695,100
1,314,100	West Pharmaceutical Services, Inc. (d)	64,154,362

		147,366,170

Health Care Providers & Services — 5.8%
708,500	DaVita, Inc. †	40,391,585
568,450	Express Scripts, Inc. †	41,962,979
727,900	Laboratory Corporation of America Holdings †,(d)	50,589,050
1,268,800	Psychiatric Solutions, Inc. †,(d)	48,150,960
2,059,300	VCA Antech, Inc. †	60,687,571

		241,782,145

Life Sciences Tools & Services — 0.3%
173,400	Techne Corporation †	12,505,608

Total Health Care		497,294,592

Industrials — 13.5%
Aerospace & Defense — 1.5%
611,300	L-3 Communications Holdings, Inc.	60,103,016

Commercial Services & Supplies — 5.0%
2,762,500	Corrections Corporation of America †,(d)	68,648,125
1,519,200	Interface, Inc., Class A	17,273,304
2,373,900	Ritchie Bros. Auctioneers Incorporated (d)	55,454,304
1,115,400	Stericycle, Inc. †	65,708,214

		207,083,947

Electrical Equipment — 2.0%
922,700	American Superconductor Corporation †,(d)	21,748,039
1,699,800	General Cable Corporation †,(d)	60,563,874

		82,311,913

Machinery — 3.8%
404,200	AGCO Corporation †	17,222,962
618,600	Flowserve Corporation	54,913,122
413,000	Kaydon Corporation	18,609,780
13,500	Lincoln Electric Holdings, Inc.	835,869
814,200	Valmont Industries, Inc. (d)	67,326,198

		158,907,931

3

Road & Rail — 1.2%
1,156,600	Kansas City Southern †	51,306,776

Total Industrials		559,713,583

Information Technology — 13.7%
Communications Equipment — 1.5%
1,802,200	CommScope, Inc. †,(d)	62,428,208

Computers & Peripherals — 1.1%
2,027,200	Logitech International S.A. †,(d)	47,274,304

Electronic Equipment & Instruments — 1.7%
794,206	Itron, Inc. †,(d)	70,311,057

Information Technology Services — 3.1%
694,200	Alliance Data Systems Corporation †,(d)	43,998,396
1,701,300	Cognizant Technology Solutions Corporation, Class A †	38,840,679
982,400	Fiserv, Inc. †	46,487,168

		129,326,243

Internet Software & Services — 0.4%
965,600	Akamai Technologies, Inc. †,(d)	16,840,064

Semiconductors & Semiconductor Equipment — 1.9%
1,405,500	Diodes Incorporated †,(d)	25,931,475
1,775,700	Microchip Technology Incorporated (d)	52,258,851

		78,190,326

Software — 4.0%
476,000	FactSet Research Systems, Inc. (d)	24,871,000
1,422,700	MICROS Systems, Inc. †,(d)	37,929,182
1,759,700	Solera Holdings Inc. †	50,538,584
1,668,800	Sybase, Inc. †	51,098,656

		164,437,422

Total Information Technology		568,807,624

Materials — 6.8%
Chemicals — 4.8%
1,744,300	Airgas, Inc.	86,604,495
1,270,520	FMC Corporation	65,292,023
673,150	Praxair, Inc.	48,291,781

		200,188,299

Metals & Mining — 2.0%
937,000	Carpenter Technology Corporation	24,034,050
1,140,400	Compass Minerals International, Inc.	59,745,556

		83,779,606

Total Materials		283,967,905

4

Telecommunication Services — 2.2%
Wireless Telecommunication Services — 2.2%
1,442,600	American Tower Corporation, Class A †,(d)	51,890,322
1,076,900	NII Holdings, Inc. †	40,836,048

		92,726,370

Utilities — 8.5%
Electric Utilities — 4.4%
415,300	Entergy Corporation	36,965,853
1,126,300	ITC Holdings Corp. (d)	58,308,551
3,335,700	Northeast Utilities	85,560,705

		180,835,109

Gas Utilities — 1.6%
1,834,000	Equitable Resources, Inc.	67,271,120

Multi-Industry — 2.5%
1,790,000	NorthWestern Corporation (d)	44,982,700
1,311,750	Wisconsin Energy Corporation	58,897,575

		103,880,275

Total Utilities		351,986,504

TOTAL COMMON STOCKS
(Cost $4,287,668,395)		4,131,714,121

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $20,999,745)
20,999,745	Institutional Money Market Fund (e)	20,999,745

COLLATERAL FOR SECURITIES ON LOAN(c) — 21.8%
(Cost $902,775,396)
902,775,396	State Street Navigator Securities Trust — Prime Portfolio (f)	902,775,396

TOTAL INVESTMENTS
(Cost $5,211,443,536)(g)	121.8%	$5,055,489,262

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be

5

subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$35,517,861	$263,255,400	263,255,400	$277,773,516	277,773,516	$20,999,745

(f)	At September 30, 2008, the market value of the securities on loan was $923,996,030.

(g)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $300,799,548, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $456,753,822 and net depreciation for financial reporting purposes was $155,954,274. At September 30, 2008, aggregate cost for financial reporting purposes was $5,211,443,536.

(h)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$5,055,489,262
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$5,055,489,262

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.2%	$3,746,699,161
Canada	3.0	124,169,199
Bermuda	1.5	62,119,890
Netherlands	1.4	58,471,772
India	1.2	51,352,275
Switzerland	1.2	47,274,304
China	1.0	41,627,520

TOTAL COMMON STOCKS	99.5	4,131,714,121
INVESTMENT COMPANY SECURITY	0.5	20,999,745
COLLATERAL FOR SECURITIES ON LOAN	21.8	902,775,396

TOTAL INVESTMENTS	121.8%	$5,055,489,262

7

Munder Mid-Cap Value Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 94.3%
Consumer Discretionary — 12.7%
Auto Components — 1.7%
660	BorgWarner Inc.	$21,628

Hotels, Restaurants & Leisure — 1.0%
510	Penn National Gaming, Inc. †	13,551

Household Durables — 1.0%
195	Mohawk Industries, Inc. †	13,141

Leisure Equipment & Products — 1.6%
610	Hasbro, Inc.	21,179

Media — 1.6%
540	Omnicom Group Inc.	20,822

Multiline Retail — 1.0%
450	Nordstrom, Inc.	12,969

Specialty Retail — 1.5%
1,665	Penske Automotive Group, Inc.	19,098

Textiles, Apparel & Luxury Goods — 3.3%
730	Coach, Inc. †	18,279
945	Wolverine World Wide, Inc.	25,005

		43,284

Total Consumer Discretionary		165,672

Consumer Staples — 8.0%
Food Products — 5.9%
595	Campbell Soup Company	22,967
550	Flowers Foods, Inc.	16,148
210	General Mills, Inc.	14,431
625	McCormick & Company, Incorporated	24,032

		77,578

Household Products — 1.5%
305	Clorox Company (The)	19,120

Personal Products — 0.6%
195	Herbalife Ltd.	7,706

Total Consumer Staples		104,404

Energy — 4.9%
Energy Equipment & Services — 3.5%
240	Core Laboratories N.V.	24,317
600	Oil States International, Inc. †	21,210

		45,527

1

Oil, Gas & Consumable Fuels — 1.4%
900	Mariner Energy, Inc. †	18,450

Total Energy		63,977

Financials — 32.6%
Capital Markets — 4.4%
290	Affiliated Managers Group, Inc. †	24,026
560	Federated Investors, Inc., Class B	16,156
1,045	TD AMERITRADE Holding Corporation †	16,929

		57,111

Commercial Banks — 4.6%
180	BB&T Corporation	6,804
335	Cullen/Frost Bankers, Inc.	20,100
130	M&T Bank Corporation	11,602
540	Marshall & Ilsley Corporation	10,881
1,070	Synovus Financial Corp.	11,075

		60,462

Diversified Financial Services — 1.0%
2,035	KKR Financial Holdings LLC	12,943

Insurance — 10.3%
490	ACE Limited	26,524
340	Arch Capital Group Ltd. †	24,830
905	Aspen Insurance Holdings Limited	24,888
445	Assurant, Inc.	24,475
625	Axis Capital Holdings Limited	19,819
510	Delphi Financial Group, Inc.	14,300

		134,836

Real Estate Investment Trusts (REITs) — 12.3%
300	Alexandria Real Estate Equities, Inc.	33,750
1,890	Annaly Capital Management, Inc.	25,420
745	Corporate Office Properties Trust	30,061
610	Digital Realty Trust, Inc.	28,822
625	Kimco Realty Corporation	23,088
460	ProLogis	18,984

		160,125

Total Financials		425,477

Health Care — 5.2%
Health Care Equipment & Supplies — 1.1%
330	St. Jude Medical, Inc. †	14,352

Health Care Providers & Services — 3.1%
280	DaVita, Inc. †	15,963
455	McKesson Corporation	24,483

		40,446

2

Life Sciences Tools & Services — 1.0%
180	Techne Corporation †	12,982

Total Health Care		67,780

Industrials — 8.8%
Electrical Equipment — 3.7%
520	AMETEK, Inc.	21,200
400	Belden Inc.	12,716
385	General Cable Corporation †	13,718

		47,634

Industrial Conglomerates — 0.9%
390	Carlisle Companies Incorporated	11,688

Machinery — 3.4%
180	Eaton Corporation	10,113
500	IDEX Corporation	15,510
545	Oshkosh Corporation	7,172
400	Terex Corporation †	12,208

		45,003

Road & Rail — 0.8%
240	Landstar System, Inc.	10,574

Total Industrials		114,899

Information Technology — 8.6%
Communications Equipment — 0.6%
215	CommScope, Inc. †	7,447

Computers & Peripherals — 0.5%
530	Seagate Technology	6,424

Electronic Equipment & Instruments — 3.4%
600	Amphenol Corporation, Class A	24,084
340	Anixter International Inc. †	20,233

		44,317

Internet Software & Services — 1.4%
785	j2 Global Communications, Inc. †	18,330

Semiconductors & Semiconductor Equipment — 0.8%
400	MEMC Electronic Materials, Inc. †	11,304

Software — 1.9%
775	Intuit Inc. †	24,498

Total Information Technology		112,320

Materials — 4.7%
Chemicals — 1.6%
430	Airgas, Inc.	21,350

Containers & Packaging — 1.3%
250	Greif Inc., Class A	16,405

3

Metals & Mining — 1.8%
350	Allegheny Technologies Incorporated	10,343
350	Reliance Steel & Aluminum Co.	13,289

		23,632

Total Materials		61,387

Utilities — 8.8%
Electric Utilities — 1.8%
605	Edison International	24,140

Gas Utilities — 3.9%
445	Energen Corporation	20,149
345	Equitable Resources, Inc.	12,655
435	Questar Corporation	17,800

		50,604

Multi-Industry — 3.1%
1,415	MDU Resources Group, Inc.	41,035

Total Utilities		115,779

TOTAL COMMON STOCKS
(Cost $1,455,770)		1,231,695

INVESTMENT COMPANY SECURITY — 6.1%
(Cost $79,102)
79,102	Institutional Money Market Fund (c)	79,102

TOTAL INVESTMENTS
(Cost $1,534,872)(d)	100.4%	$1,310,797

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

4

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$—	$391,862	391,862	$312,760	312,760	$79,102

(d)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,601, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $257,676 and net depreciation for financial reporting purposes was $224,075. At September 30, 2008, aggregate cost for financial reporting purposes was $1,534,872.

(e)	Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$1,310,797
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$1,310,797

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.0%	$1,097,188
Bermuda	5.3	69,536
Switzerland	2.0	26,524
Netherlands	1.9	24,317
Cayman Islands	1.1	14,130

TOTAL COMMON STOCKS	94.3	1,231,695
INVESTMENT COMPANY SECURITY	6.1	79,102

TOTAL INVESTMENTS	100.4%	$1,310,797

5

Munder Multi-Cap Growth Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 97.0%
Consumer Discretionary — 10.0%
Distributors — 1.3%
1,235	LKQ Corporation †	$20,964

Hotels, Restaurants & Leisure — 0.8%
215	McDonald’s Corporation	13,265

Internet & Catalog Retail — 0.8%
195	priceline.com Incorporated †	13,344

Media — 2.2%
1,150	Shaw Communications, Inc., Class B	23,380
370	Walt Disney Company (The)	11,355

		34,735

Specialty Retail — 4.9%
805	Aeropostale, Inc. †	25,849
445	Buckle, Inc. (The)	24,715
3,125	Sally Beauty Holdings, Inc. †	26,875

		77,439

Total Consumer Discretionary		159,747

Consumer Staples — 7.4%
Beverages — 2.8%
560	Central European Distribution Corporation †	25,430
275	PepsiCo, Inc.	19,599

		45,029

Food & Staples Retailing — 2.1%
455	CVS Caremark Corporation	15,315
305	Wal-Mart Stores, Inc.	18,267

		33,582

Personal Products — 1.6%
625	Herbalife Ltd.	24,700

Tobacco — 0.9%
310	Philip Morris International Inc.	14,911

Total Consumer Staples		118,222

Energy — 20.1%
Energy Equipment & Services — 6.6%
235	Core Laboratories N.V.	23,810
475	Helmerich & Payne, Inc.	20,515
405	National Oilwell Varco, Inc. †	20,343

1

545	Superior Energy Services, Inc. †	16,971
220	Transocean Inc. †	24,165

		105,804

Oil, Gas & Consumable Fuels — 13.5%
585	Arena Resources, Inc. †	22,727
570	Chevron Corporation	47,014
995	Denbury Resources Inc. †	18,945
690	Exxon Mobil Corporation	53,585
775	Nexen Inc.	18,003
225	Noble Energy, Inc.	12,508
310	Occidental Petroleum Corporation	21,840
585	St. Mary Land & Exploration Company	20,855

		215,477

Total Energy		321,281

Financials — 9.4%
Capital Markets — 3.0%
460	Bank of New York Mellon Corporation (The)	14,987
400	Charles Schwab Corporation (The)	10,400
380	State Street Corporation	21,614

		47,001

Commercial Banks — 1.6%
410	Credicorp Ltd.	25,523

Diversified Financial Services — 2.7%
560	Bank of America Corporation	18,799
525	JPMorgan Chase & Co.	24,517

		43,316

Insurance — 2.1%
295	Aflac Incorporated	17,331
455	Manulife Financial Corporation	16,694

		34,025

Total Financials		149,865

Health Care — 9.7%
Biotechnology — 0.5%
180	Gilead Sciences, Inc. †	8,204

Health Care Equipment & Supplies — 2.3%
285	Baxter International Inc.	18,705
345	Medtronic, Inc.	17,284

		35,989

Health Care Providers & Services — 3.0%
525	Amedisys, Inc. †	25,552
310	Express Scripts, Inc. †	22,884

		48,436

2

Pharmaceuticals — 3.9%
530	Abbott Laboratories	30,517
460	Johnson & Johnson	31,869

		62,386

Total Health Care		155,015

Industrials — 14.6%
Aerospace & Defense — 1.1%
290	United Technologies Corporation	17,417

Electrical Equipment — 6.1%
915	ABB Ltd, ADR	17,751
80	First Solar, Inc. †	15,113
1,510	GrafTech International Ltd. †	22,816
285	SunPower Corporation, Class A †	20,215
635	Woodward Governor Company	22,256

		98,151

Industrial Conglomerates — 0.9%
550	General Electric Company	14,025

Machinery — 4.8%
570	Bucyrus International, Inc.	24,085
510	Cummins Inc.	22,297
135	Flowserve Corporation	11,984
575	Robbins & Myers, Inc.	17,785

		76,151

Road & Rail — 1.7%
500	CSX Corporation	27,285

Total Industrials		233,029

Information Technology — 13.9%
Communications Equipment — 1.2%
875	Cisco Systems, Inc. †	19,740

Computers & Peripherals — 4.6%
120	Apple Inc. †	13,639
805	Hewlett-Packard Company	37,224
195	International Business Machines Corporation	22,807

		73,670

Electronic Equipment & Instruments — 2.9%
585	Amphenol Corporation, Class A	23,482
615	FLIR Systems, Inc. †	22,787

		46,269

Internet Software & Services — 2.4%
30	Baidu.com, Inc., ADR †	7,447
15	Google Inc., Class A †	6,008
1,080	NetEase.com, Inc., ADR †	24,838

		38,293

3

Semiconductors & Semiconductor Equipment — 0.9%
715	Intel Corporation	13,392

Software — 1.9%
610	Microsoft Corporation	16,281
690	Oracle Corporation †	14,014

		30,295

Total Information Technology		221,659

Materials — 11.0%
Chemicals — 5.0%
530	Airgas, Inc.	26,314
475	FMC Corporation	24,410
75	Monsanto Company	7,424
410	NewMarket Corporation	21,550

		79,698

Containers & Packaging — 1.9%
460	Greif Inc., Class A	30,185

Metals & Mining — 4.1%
630	AK Steel Holding Corporation	16,330
680	Companhia Vale do Rio Doce, ADR	13,022
475	Reliance Steel & Aluminum Co.	18,036
1,040	Steel Dynamics, Inc.	17,773

		65,161

Total Materials		175,044

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.9%
530	AT&T Inc.	14,798

TOTAL COMMON STOCKS
(Cost $1,765,199)		1,548,660

PREFERRED STOCKS — 2.4%
Financials — 2.4%
Commercial Banks — 2.4%
1,095	Banco Bradesco S.A., ADR	17,630
1,205	Banco Itau Holding Financeira S.A., ADR	21,087

TOTAL PREFERRED STOCKS
(Cost $45,287)		38,717

INVESTMENT COMPANY SECURITY — 5.1%
(Cost $80,387)
80,387	Institutional Money Market Fund (c)	80,387

TOTAL INVESTMENTS
(Cost $1,890,873) (d)	104.5%	$1,667,764

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

4

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$—	$1,747,076	1,747,076	$1,666,689	1,666,689	$80,387

(d)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $16,287, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $239,396 and net depreciation for financial reporting purposes was $223,109. At September 30, 2008, aggregate cost for financial reporting purposes was $1,890,873.

(e)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$1,667,764
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$1,667,764

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.8%	$1,353,492
Canada	3.6	58,077
China	2.0	32,285
Bermuda	1.6	25,523
Cayman Islands	1.6	24,700
Netherlands	1.5	23,810
Switzerland	1.1	17,751
Brazil	0.8	13,022

TOTAL COMMON STOCKS	97.0	1,548,660
PREFERRED STOCKS	2.4	38,717
INVESTMENT COMPANY SECURITY	5.1	80,387

TOTAL INVESTMENTS	104.5%	$1,667,764

6

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(j)

COMMON STOCKS — 95.5%
Consumer Discretionary — 13.1%
Auto Components — 0.8%
3,292	ArvinMeritor, Inc. (d)	$42,928
5,188	BorgWarner Inc. (d),(e)	170,011
6,336	Gentex Corporation (d)	90,605
3,451	Lear Corporation †	36,235
1,530	Modine Manufacturing Company (d)	22,154

		361,933

Automobiles — 0.1%
1,583	Thor Industries, Inc. (d)	39,290

Diversified Consumer Services — 1.8%
3,281	Career Education Corporation †,(d)	53,644
3,812	Corinthian Colleges, Inc. †,(d)	57,180
2,741	DeVry, Inc.	135,789
1,404	ITT Educational Services, Inc. †,(d)	113,598
1,379	Matthews International Corporation, Class A	69,970
1,923	Regis Corporation	52,883
11,479	Service Corporation International	95,964
3,004	Sotheby’s (d)	60,260
637	Strayer Education, Inc.	127,566

		766,854

Hotels, Restaurants & Leisure — 1.3%
1,380	Bob Evans Farms, Inc. (d)	37,660
2,664	Boyd Gaming Corporation (d)	24,935
4,526	Brinker International, Inc. (d)	80,970
2,889	Cheesecake Factory, Incorporated (The) †,(d)	42,237
1,472	Chipotle Mexican Grill, Inc., Class A †,(d)	81,681
1,263	International Speedway Corporation, Class A	49,144
1,555	Life Time Fitness, Inc. †,(d)	48,625
2,900	Scientific Games Corporation †,(d)	66,758
20,900	Wendy’s / Arby’s Group, Inc.	109,934

		541,944

Household Durables — 1.7%
2,180	American Greetings Corporation, Class A (d)	33,332
1,117	Blyth, Inc. (d)	12,667
1,955	Furniture Brands International, Inc. (d)	20,567
2,276	Hovnanian Enterprises, Inc., Class A †,(d)	18,185
1,634	M.D.C. Holdings, Inc.	59,788
2,504	Mohawk Industries, Inc. †,(e)	168,745
242	NVR, Inc. †,(d)	138,424
1,902	Ryland Group, Inc. (The)	50,441

1

5,815	Toll Brothers, Inc. †,(d)	146,712
2,773	Tupperware Brands Corporation (d)	76,618

		725,479

Internet & Catalog Retail — 0.4%
1,929	Netflix, Inc. †,(d)	59,568
1,736	priceline.com Incorporated †,(d)	118,794

		178,362

Leisure Equipment & Products — 0.1%
2,892	Callaway Golf Company	40,690

Media — 1.1%
4,168	Belo Corp., Class A	24,841
3,591	DreamWorks Animation SKG, Inc. †	112,937
1,366	Entercom Communications Corp. (d)	6,857
1,789	Harte-Hanks, Inc. (d)	18,552
1,928	John Wiley & Sons, Inc., Class A	77,988
3,384	Lamar Advertising Company, Class A (d)	104,532
2,189	Marvel Entertainment, Inc. †,(d)	74,732
1,078	Media General, Inc., Class A (d)	13,400
1,235	Scholastic Corporation (d)	31,715
2,278	Valassis Communications, Inc. †,(d)	19,727

		485,281

Multiline Retail — 0.5%
2,226	99¢ Only Stores †,(d)	24,419
4,036	Dollar Tree Stores, Inc. †	146,749
6,334	Saks, Inc. †,(d)	58,590

		229,758

Specialty Retail — 4.5%
4,270	Advance Auto Parts, Inc.	169,348
2,985	Aeropostale, Inc. †,(d)	95,848
9,191	American Eagle Outfitters, Inc. (d)	140,163
2,546	AnnTaylor Stores Corporation †	52,549
1,642	Barnes & Noble, Inc. (d)	42,823
2,854	Borders Group, Inc.	18,722
9,837	CarMax, Inc. †,(d)	137,718
5,380	Charming Shoppes, Inc. †,(d)	26,308
7,879	Chico’s FAS, Inc. †,(e)	43,098
2,229	Coldwater Creek Inc. †,(d)	12,906
2,849	Collective Brands, Inc. †,(d)	52,165
3,788	Dick’s Sporting Goods, Inc. †	74,169
6,918	Foot Locker, Inc.	111,795
2,688	Guess?, Inc.	93,516
2,313	J. Crew Group, Inc. †,(d)	66,082
5,980	O’Reilly Automotive, Inc. †	160,085
3,098	Pacific Sunwear of California, Inc. †,(d)	20,850
5,652	PetSmart, Inc.	139,661
2,976	Rent-A-Center, Inc. †	66,305
5,871	Ross Stores, Inc.	216,112

2

5,078	Urban Outfitters, Inc. †	161,836
3,864	Williams-Sonoma, Inc.	62,520

		1,964,579

Textiles, Apparel & Luxury Goods — 0.8%
4,185	Hanesbrands, Inc. †	91,024
2,294	Phillips-Van Heusen Corporation (d)	86,966
2,223	Timberland Company (The), Class A †	38,613
1,626	Under Armour, Inc. †,(d)	51,642
2,055	Warnaco Group, Inc. (The) †,(d)	93,071

		361,316

Total Consumer Discretionary		5,695,486

Consumer Staples — 3.7%
Beverages — 0.4%
3,297	Hansen Natural Corporation †,(d)	99,734
2,557	PepsiAmericas, Inc.	52,981

		152,715

Food & Staples Retailing — 0.4%
2,649	BJ’s Wholesale Club, Inc. †,(d)	102,940
1,745	Ruddick Corporation (d)	56,625

		159,565

Food Products — 1.5%
3,324	Corn Products International, Inc.	107,299
3,129	Hormel Foods Corporation	113,520
2,447	J.M. Smucker Company (The)	124,038
945	Lancaster Colony Corporation (d)	35,589
2,509	Ralcorp Holdings, Inc. †	169,132
5,220	Smithfield Foods, Inc. †	82,894
1,219	Tootsie Roll Industries, Inc. (d)	35,241

		667,713

Household Products — 0.9%
2,974	Church & Dwight Co., Inc.	184,656
2,595	Energizer Holdings, Inc. †,(d),(e)	209,027

		393,683

Personal Products — 0.4%
3,778	Alberto-Culver Company	102,913
2,424	NBTY, Inc. †	71,556

		174,469

Tobacco — 0.1%
1,134	Universal Corporation (d)	55,668

Total Consumer Staples		1,603,813

Energy — 7.0%
Energy Equipment & Services — 3.2%
2,935	Exterran Holdings, Inc. †,(d)	93,803
5,688	FMC Technologies, Inc. †,(d),(e)	264,776

3

4,100	Helix Energy Solutions Group, Inc. †	99,548
4,696	Helmerich & Payne, Inc.	202,820
2,500	Oceaneering International, Inc. †	133,300
6,992	Patterson-UTI Energy, Inc. (d)	139,980
7,725	Pride International, Inc. †	228,737
3,606	Superior Energy Services, Inc. †	112,291
2,300	Tidewater, Inc. (d)	127,328

		1,402,583

Oil, Gas & Consumable Fuels — 3.8%
6,444	Arch Coal, Inc. (e)	211,943
1,649	Bill Barrett Corporation †	52,949
3,708	Cimarex Energy Co.	181,358
11,022	Denbury Resources Inc. †,(e)	209,859
2,380	Encore Acquisition Company †	99,436
4,007	Forest Oil Corporation †	198,747
4,637	Frontier Oil Corporation (d)	85,414
5,901	Newfield Exploration Company †,(e)	188,773
1,206	Overseas Shipholding Group, Inc.	70,322
2,830	Patriot Coal Corporation †,(d)	82,212
4,803	Plains Exploration & Production Company †,(d),(e)	168,874
5,055	Quicksilver Resources, Inc. †,(d)	99,230

		1,649,117

Total Energy		3,051,700

Financials — 18.1%
Capital Markets — 1.9%
1,823	Affiliated Managers Group, Inc. †,(d)	151,036
5,179	Eaton Vance Corp. (e)	182,456
5,360	Jefferies Group, Inc. (d)	120,064
4,285	Raymond James Financial, Inc. (d)	141,319
5,985	SEI Investments Company	132,867
3,826	Waddell & Reed Financial, Inc., Class A	94,693

		822,435

Commercial Banks — 3.4%
5,693	Associated Banc-Corp (d)	113,575
3,199	BancorpSouth, Inc.	89,988
2,132	Bank of Hawaii Corporation (d)	113,956
2,208	Cathay General Bancorp (d)	52,550
1,793	City National Corporation	97,360
9,022	Colonial BancGroup, Inc. (d)	70,913
2,798	Commerce Bancshares, Inc.	129,827
2,637	Cullen/Frost Bankers, Inc.	158,220
3,609	FirstMerit Corporation (d)	75,789
1,092	PacWest Bancorp (d)	31,220
1,450	SVB Financial Group †,(d)	83,984
12,527	Synovus Financial Corp. (d)	129,655
5,148	TCF Financial Corporation (d)	92,664
2,345	Webster Financial Corporation (d)	59,211

4

1,292	Westamerica Bancorporation (d)	74,329
3,005	Wilmington Trust Corporation (d)	86,634

		1,459,875

Consumer Finance — 0.1%
5,192	AmeriCredit Corp. †,(d)	52,595

Insurance — 4.3%
3,342	American Financial Group, Inc.	98,589
4,165	Arthur J. Gallagher & Co. (d)	106,874
5,150	Brown & Brown, Inc.	111,343
2,753	Everest Re Group, Ltd. (e)	238,217
9,439	Fidelity National Financial, Inc., Class A	138,753
4,134	First American Corporation (The)	121,953
2,275	Hanover Insurance Group, Inc. (The)	103,558
5,120	HCC Insurance Holdings, Inc.	138,240
1,841	Horace Mann Educators Corporation	23,694
1,588	Mercury General Corporation	86,943
10,299	Old Republic International Corporation (d)	131,312
2,585	Philadelphia Consolidated Holding Corp. †	151,403
3,119	Protective Life Corporation	88,923
2,182	StanCorp Financial Group, Inc.	113,464
2,213	Unitrin, Inc.	55,192
6,252	W. R. Berkley Corporation (d)	147,235

		1,855,693

Real Estate Investment Trusts (REITs) — 7.1%
1,433	Alexandria Real Estate Equities, Inc. (d)	161,213
4,375	AMB Property Corporation (e)	198,187
2,278	BRE Properties, Inc. (d)	111,622
2,373	Camden Property Trust (d)	108,826
1,947	Cousins Properties Incorporated (d)	49,123
6,557	Duke Realty Corporation (d)	161,171
1,501	Equity One, Inc. (d)	30,755
1,141	Essex Property Trust, Inc.	135,015
2,629	Federal Realty Investment Trust (d)	225,042
4,549	Health Care REIT, Inc. (d)	242,143
2,818	Highwoods Properties, Inc.	100,208
4,194	Hospitality Properties Trust	86,061
4,166	Liberty Property Trust	156,850
3,332	Macerich Company (The) (d)	212,082
2,935	Mack-Cali Realty Corporation	99,408
4,320	Nationwide Health Properties, Inc.	155,434
1,763	Potlatch Corporation	81,786
3,509	Rayonier, Inc.	166,151
4,523	Realty Income Corporation (d)	115,789
3,123	Regency Centers Corporation (d)	208,273
5,715	UDR, Inc.	149,447
3,336	Weingarten Realty Investors (d)	118,995

		3,073,581

5

Real Estate Management & Development — 0.2%
1,802	Jones Lang LaSalle Incorporated (d)	78,351

Thrifts & Mortgage Finance — 1.1%
3,593	Astoria Financial Corporation	74,483
5,233	First Niagara Financial Group, Inc. (d)	82,420
15,343	New York Community Bancorp, Inc. (d),(e)	257,609
3,271	PMI Group, Inc. (The) (d)	9,649
3,922	Washington Federal, Inc. (d)	72,361

		496,522

Total Financials		7,839,052

Health Care — 11.5%
Biotechnology — 1.4%
3,034	Cephalon, Inc. †,(d)	235,105
5,331	PDL BioPharma, Inc. †,(d)	49,631
1,018	United Therapeutics Corporation †,(d)	107,063
6,666	Vertex Pharmaceuticals Incorporated †	221,578

		613,377

Health Care Equipment & Supplies — 3.5%
2,324	Advanced Medical Optics, Inc. †	41,321
2,776	Beckman Coulter, Inc. (d)	197,068
6,636	Dentsply International, Inc. (d),(e)	249,115
2,510	Edwards Lifesciences Corporation †,(d)	144,978
2,420	Gen-Probe Incorporated †,(d)	128,381
2,789	Hill-Rom Holdings, Inc. (d)	84,535
11,439	Hologic, Inc. †,(e)	221,116
2,653	IDEXX Laboratories, Inc. †,(d)	145,384
2,525	Kinetic Concepts, Inc. †,(d)	72,190
3,373	ResMed, Inc. †	145,039
2,637	STERIS Corporation	99,098

		1,528,225

Health Care Providers & Services — 3.0%
1,958	Apria Healthcare Group, Inc. †	35,714
4,280	Community Health Systems, Inc. †	125,447
10,908	Health Management Associates, Inc., Class A †,(d)	45,377
4,791	Health Net, Inc. †	113,068
3,989	Henry Schein, Inc. †	214,768
1,334	Kindred Healthcare, Inc. †	36,778
2,376	LifePoint Hospitals, Inc. †,(d)	76,365
3,277	Lincare Holdings, Inc. †	98,605
4,642	Omnicare, Inc. (d)	133,550
2,484	Psychiatric Solutions, Inc. †	94,268
2,271	Universal Health Services, Inc., Class B	127,244
3,767	VCA Antech, Inc. †	111,013
1,861	WellCare Health Plans Inc. †	66,996

		1,279,193

6

Health Care Technology — 0.3%
3,029	Cerner Corporation †,(d)	135,215

Life Sciences Tools & Services — 2.3%
3,292	Affymetrix, Inc. †,(d)	25,480
3,028	Charles River Laboratories International, Inc. †,(d)	168,145
2,813	Covance, Inc. †,(d)	248,697
4,120	Invitrogen Corporation †,(d)	155,736
5,317	Pharmaceutical Product Development, Inc.	219,858
1,725	Techne Corporation †	124,407
1,311	Varian, Inc. †	56,242

		998,565

Pharmaceuticals — 1.0%
5,369	Endo Pharmaceuticals Holdings Inc. †	107,380
2,531	Medicis Pharmaceutical Corporation, Class A (d)	37,737
3,466	Perrigo Company (d)	133,303
4,859	Sepracor, Inc. †,(d),(e)	88,968
3,931	Valeant Pharmaceuticals International †,(d)	80,468

		447,856

Total Health Care		5,002,431

Industrials — 15.0%
Aerospace & Defense — 0.8%
1,471	Alliant Techsystems, Inc. †,(d)	138,186
4,425	BE Aerospace, Inc. †	70,048
1,850	DRS Technologies, Inc. (d)	141,987

		350,221

Airlines — 0.2%
5,755	AirTran Holdings, Inc. †,(d)	13,984
1,607	Alaska Air Group, Inc. †,(d)	32,767
8,163	JetBlue Airways Corporation †,(d)	40,407

		87,158

Commercial Services & Supplies — 2.4%
1,882	Brink’s Company (The)	114,840
2,919	Copart, Inc. †	110,922
5,596	Corrections Corporation of America †	139,061
2,299	Deluxe Corporation (d)	33,083
2,487	Herman Miller, Inc. (d)	60,857
1,973	HNI Corporation (d)	49,996
1,325	Mine Safety Appliances Company	50,509
6,905	Republic Services, Inc.	207,012
1,950	Rollins, Inc.	37,011
3,812	Stericycle, Inc. †	224,565

		1,027,856

Construction & Engineering — 1.5%
1,901	Dycom Industries, Inc. †	24,751
1,469	Granite Construction, Inc. (d)	52,620
7,580	KBR, Inc. (d),(e)	115,747

7

7,831	Quanta Services, Inc. †,(d)	211,515
3,726	Shaw Group Inc. (The) †	114,500
3,769	URS Corporation †	138,209

		657,342

Electrical Equipment — 1.4%
4,764	AMETEK, Inc.	194,228
2,508	Hubbell Incorporated, Class B (d)	87,905
4,000	Roper Industries, Inc. (d)	227,840
2,570	Thomas & Betts Corporation †,(d)	100,410

		610,383

Industrial Conglomerates — 0.5%
2,723	Carlisle Companies Incorporated (d)	81,609
1,770	Teleflex, Inc.	112,377

		193,986

Machinery — 5.1%
4,095	AGCO Corporation †,(d),(e)	174,488
2,162	Crane Co.	64,233
3,509	Donaldson Company, Inc. (d)	147,062
2,120	Federal Signal Corporation (d)	29,044
2,561	Flowserve Corporation	227,340
2,680	Graco Inc.	95,435
3,763	Harsco Corporation	139,946
3,685	IDEX Corporation	114,309
4,811	Joy Global, Inc. (e)	217,168
3,418	Kennametal Inc.	92,696
1,912	Lincoln Electric Holdings, Inc.	122,961
1,522	Nordson Corporation	74,745
3,327	Oshkosh Corporation (d)	43,783
4,415	Pentair, Inc.	152,627
2,418	SPX Corporation (d)	186,186
3,791	Timken Company (The)	107,475
3,645	Trinity Industries, Inc. (d)	93,786
2,162	Westinghouse Air Brake Technologies Corporation	110,759

		2,194,043

Marine — 0.2%
1,845	Alexander & Baldwin, Inc.	81,235

Professional Services — 1.3%
1,518	Corporate Executive Board Company (The) (d)	47,437
2,435	Dun & Bradstreet Corporation (The)	229,766
1,294	Kelly Services, Inc., Class A (d)	24,651
2,126	Korn/Ferry International †,(d)	37,885
3,544	Manpower Inc.	152,959
4,151	MPS Group, Inc. †	41,842
2,162	Navigant Consulting, Inc. †	43,002

		577,542

8

Road & Rail — 1.1%
4,794	Avis Budget Group, Inc. †	27,518
2,040	Con-way Inc.	89,984
3,644	J.B. Hunt Transport Services, Inc. (d)	121,600
4,058	Kansas City Southern †	180,013
1,900	Werner Enterprises, Inc. (d)	41,249
2,557	YRC Worldwide, Inc. †,(d)	30,582

		490,946

Trading Companies & Distributors — 0.5%
2,174	GATX Corporation (d)	86,025
2,021	MSC Industrial Direct Co., Inc., Class A	93,108
2,647	United Rentals, Inc. †,(d)	40,340

		219,473

Total Industrials		6,490,185

Information Technology — 12.5%
Communications Equipment — 1.5%
18,092	3Com Corporation †,(d)	42,154
5,256	ADC Telecommunications, Inc. †	44,413
2,491	ADTRAN, Inc. (d)	48,550
1,999	Avocent Corporation †	40,899
3,134	CommScope, Inc. †	108,562
3,593	F5 Networks, Inc. †	84,004
6,572	Foundry Networks, Inc. †	119,676
2,184	Plantronics, Inc. (d)	49,184
3,798	Polycom, Inc. †	87,848

		625,290

Computers & Peripherals — 1.2%
2,937	Diebold, Inc.	97,244
1,419	Imation Corp. (d)	32,055
7,303	NCR Corporation †	161,031
4,847	Palm, Inc. †,(d)	28,937
9,887	Western Digital Corporation †,(d),(e)	210,791

		530,058

Electronic Equipment & Instruments — 2.3%
5,340	Arrow Electronics, Inc. †,(d)	140,015
6,714	Avnet, Inc. †	165,366
6,214	FLIR Systems, Inc. †,(d)	238,742
7,405	Ingram Micro Inc., Class A †	118,998
2,527	National Instruments Corporation	75,936
2,254	Tech Data Corporation †	67,282
5,397	Trimble Navigation Ltd. †,(d)	139,566
8,322	Vishay Intertechnology, Inc. †	55,092

		1,000,997

Information Technology Services — 2.6%
3,016	Acxiom Corporation (d)	37,821
3,003	Alliance Data Systems Corporation †,(d),(e)	190,330

9

6,270	Broadridge Financial Solutions Inc. (d)	96,495
1,909	DST Systems, Inc. †,(d)	106,885
2,641	Gartner, Inc. †,(d)	59,898
3,561	Global Payments Inc.	159,747
3,724	Lender Processing Services, Inc.	113,657
4,004	Metavante Technologies, Inc. †	77,117
3,515	NeuStar, Inc., Class A †,(d)	69,913
8,592	SAIC, Inc. †	173,816
1,899	SRA International, Inc., Class A †,(d)	42,974

		1,128,653

Internet Software & Services — 0.2%
1,651	Digital River, Inc. †,(d)	53,492
3,865	ValueClick, Inc. †	39,539

		93,031

Office Electronics — 0.2%
2,911	Zebra Technologies Corporation, Class A †	81,071

Semiconductors & Semiconductor Equipment — 1.7%
19,919	Atmel Corporation †,(d)	67,525
3,932	Cree, Inc. †,(d)	89,571
5,580	Fairchild Semiconductor International, Inc. †	49,606
7,584	Integrated Device Technology, Inc. †	59,004
3,251	International Rectifier Corporation †	61,834
5,521	Intersil Corporation, Class A	91,538
5,599	Lam Research Corporation †,(d),(e)	176,312
11,681	RF Micro Devices, Inc. †,(d)	34,109
2,756	Semtech Corporation †,(d)	38,474
2,134	Silicon Laboratories, Inc. †	65,514

		733,487

Software — 2.8%
1,629	ACI Worldwide, Inc. †,(d)	28,540
784	Advent Software, Inc. †	27,620
3,969	ANSYS, Inc. †	150,306
11,618	Cadence Design Systems, Inc. †,(d)	78,538
1,906	FactSet Research Systems, Inc. (d)	99,589
2,163	Fair Isaac Corporation (d)	49,857
3,842	Jack Henry & Associates, Inc. (d)	78,108
3,722	Macrovision Corporation †,(d)	57,244
6,753	McAfee, Inc. †,(e)	229,332
4,122	Mentor Graphics Corporation †,(d)	46,785
5,149	Parametric Technology Corporation †,(d)	94,742
3,592	Sybase, Inc. †,(d)	109,987
6,432	Synopsys, Inc. †	128,318
3,212	Wind River Systems, Inc. †	32,120

		1,211,086

Total Information Technology		5,403,673

10

Materials — 6.6%
Chemicals — 3.3%
3,681	Airgas, Inc. (d)	182,762
4,080	Albemarle Corporation	125,827
2,868	Cabot Corporation	91,145
10,819	Chemtura Corporation	49,335
2,123	Cytec Industries, Inc.	82,606
1,951	Ferro Corporation	39,215
3,339	FMC Corporation	171,591
3,022	Lubrizol Corporation (The) (d)	130,369
844	Minerals Technologies, Inc. (d)	50,100
3,365	Olin Corporation (d)	65,281
5,811	RPM International, Inc. (d)	112,385
1,932	Scotts Miracle-Gro Company (The)	45,672
2,156	Sensient Technologies Corporation (d)	60,648
4,099	Terra Industries Inc.	120,510
4,454	Valspar Corporation (The) (d)	99,280

		1,426,726

Construction Materials — 0.5%
1,847	Martin Marietta Materials, Inc. (d)	206,827

Containers & Packaging — 1.2%
3,029	AptarGroup, Inc. (d)	118,464
1,520	Greif Inc., Class A (d)	99,742
4,625	Packaging Corporation of America	107,208
4,443	Sonoco Products Company	131,868
4,741	Temple-Inland, Inc. (d)	72,348

		529,630

Metals & Mining — 1.5%
1,981	Carpenter Technology Corporation	50,812
4,764	Cleveland-Cliffs Inc.	252,206
5,112	Commercial Metals Company (d)	86,342
2,844	Reliance Steel & Aluminum Co. (d)	107,987
7,965	Steel Dynamics, Inc.	136,122
2,672	Worthington Industries, Inc. (d)	39,920

		673,389

Paper & Forest Products — 0.1%
4,057	Louisiana-Pacific Corporation (d)	37,730

Total Materials		2,874,302

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.1%
11,106	Cincinnati Bell, Inc. †,(d)	34,318

Wireless Telecommunication Services — 0.4%
4,751	Telephone & Data Systems, Inc. (e)	169,848

Total Telecommunication Services		204,166

11

Utilities — 7.5%
Electric Utilities — 1.9%
5,071	DPL, Inc. (d)	125,761
5,301	Great Plains Energy, Inc. (d)	117,793
3,782	Hawaiian Electric Industries, Inc. (d)	110,094
2,022	IDACORP, Inc. (d)	58,820
6,944	Northeast Utilities	178,114
10,449	Sierra Pacific Resources	100,101
4,828	Westar Energy, Inc.	111,237

		801,920

Gas Utilities — 2.0%
3,422	AGL Resources, Inc.	107,382
3,200	Energen Corporation	144,896
5,841	Equitable Resources, Inc. (e)	214,248
3,637	National Fuel Gas Company	153,409
4,661	ONEOK, Inc.	160,338
2,228	WGL Holdings, Inc. (d)	72,299

		852,572

Multi-Industry — 3.4%
4,930	Alliant Energy Corporation (d)	158,795
1,714	Black Hills Corporation (d)	53,254
8,178	MDU Resources Group, Inc.	237,162
4,768	NSTAR	159,728
4,120	OGE Energy Corp.	127,226
3,856	PNM Resources, Inc.	39,485
5,788	Puget Energy, Inc.	154,540
5,222	SCANA Corporation	203,292
3,614	Vectren Corporation	100,650
5,219	Wisconsin Energy Corporation (d),(e)	234,333

		1,468,465

Water Utilities — 0.2%
6,020	Aqua America, Inc. (d)	107,036

Total Utilities		3,229,993

TOTAL COMMON STOCKS
(Cost $35,201,440)		41,394,801

INVESTMENT COMPANY SECURITIES — 2.9%
Financials — 0.3%
Capital Markets — 0.3%
6,348	Apollo Investment Corporation (d)	108,234

Multi-Sector — 2.6%
Multi-Industry — 2.6%
1,129,289	Institutional Money Market Fund (f)	1,129,289

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,234,472)		1,237,523

12

Principal
Amount

U.S. TREASURY BILL — 1.2%
(Cost $497,093)
$500,000	1.863% due 01/22/2009 (e),(g)	497,093

Shares

COLLATERAL FOR SECURITIES ON LOAN (c) — 17.2%
(Cost $7,453,408)
7,453,408	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	7,453,408

TOTAL INVESTMENTS
(Cost $44,386,413) (i)	116.8%	$50,582,825

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by a Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company”

13

includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$1,662,088	$4,536,637	4,536,637	$5,069,436	5,069,436	$1,129,289

(g)	Rate represents annualized yield at date of purchase.

(h)	At September 30, 2008, the market value of the securities on loan was $7,557,736.

(i)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $11,447,598, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,251,186, and net appreciation for financial reporting purposes was $6,196,412. At September 30, 2008, aggregate cost for financial reporting purposes was $44,386,413.

(j)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$50,085,732	$(60,532)
Level 2 — Other Significant Observable Inputs	497,093	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$50,582,825	$(60,532)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2008

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Depreciation

S&P MidCap 400® Index, December 2008	5	$1,886,282	$1,825,750	$(60,532)

14

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(j)

COMMON STOCKS — 96.5%
Consumer Discretionary — 13.8%
Auto Components — 0.3%
1,966	ATC Technology Corporation †	$46,673
1,830	Drew Industries Incorporated †,(d)	31,311
3,860	Spartan Motors, Inc. (d)	12,275
1,456	Standard Motor Products, Inc.	9,057
2,170	Superior Industries International, Inc. (d)	41,577

		140,893

Automobiles — 0.1%
8,702	Fleetwood Enterprises, Inc. †,(d)	8,876
3,736	Monaco Coach Corporation (d)	7,285
2,719	Winnebago Industries, Inc. (d)	35,130

		51,291

Distributors — 0.5%
1,732	Audiovox Corporation, Class A †	16,229
12,686	LKQ Corporation †,(d),(e)	215,281

		231,510

Diversified Consumer Services — 0.6%
2,641	Coinstar, Inc. †,(d)	84,512
517	CPI Corporation (d)	5,558
5,841	Hillenbrand, Inc. (d)	117,754
718	Pre-Paid Legal Services, Inc. †,(d)	29,625
2,018	Universal Technical Institute, Inc. †,(d)	34,427

		271,876

Hotels, Restaurants & Leisure — 3.0%
1,667	Buffalo Wild Wings, Inc. †,(d)	67,080
2,295	California Pizza Kitchen, Inc. †	29,537
2,072	CBRL Group, Inc. (d)	54,494
2,118	CEC Entertainment, Inc. †,(d)	70,318
4,906	CKE Restaurants, Inc.	52,004
1,441	DineEquity, Inc. (d)	24,295
3,651	Interval Leisure Group, Inc. †	37,970
5,305	Jack in the Box, Inc. †	111,935
1,163	Landry’s Restaurants, Inc. (d)	18,085
1,973	Marcus Corporation (The) (d)	31,726
1,306	Monarch Casino & Resort, Inc. †,(d)	14,875
2,812	Multimedia Games, Inc. †,(d)	12,176
1,991	O’Charley’s Inc. (d)	17,421
2,224	P. F. Chang’s China Bistro, Inc. †,(d)	52,353
2,849	Panera Bread Company, Class A †,(d)	145,014

1

2,024	Papa John’s International, Inc. †	54,972
1,116	Peet’s Coffee & Tea, Inc. †	31,159
5,610	Pinnacle Entertainment, Inc. †,(d)	42,412
1,580	Red Robin Gourmet Burgers, Inc. †,(d)	42,344
4,938	Ruby Tuesday, Inc. †,(d)	28,591
2,479	Ruth’s Chris Steak House, Inc. †,(d)	9,742
5,196	Shuffle Master, Inc. †,(d)	26,448
5,644	Sonic Corporation †,(e)	82,233
2,675	Steak n Shake Company (The) †,(d)	23,219
4,919	Texas Roadhouse, Inc. †,(d)	44,222
4,692	WMS Industries, Inc. †,(d)	143,434

		1,268,059

Household Durables — 1.0%
1,328	Bassett Furniture Industries, Inc. (d)	11,354
7,278	Champion Enterprises, Inc. †,(d)	40,393
2,686	Ethan Allen Interiors Inc. (d)	75,262
4,854	La-Z-Boy, Inc. (d)	45,239
1,680	Libbey, Inc. (d)	14,297
1,311	M/I Homes, Inc. (d)	29,864
2,871	Meritage Homes Corporation †,(d)	70,914
448	National Presto Industries, Inc. (d)	33,376
1,920	Russ Berrie & Company, Inc. †	14,726
635	Skyline Corporation (d)	16,783
10,771	Standard Pacific Corp. †,(d),(e)	52,886
1,302	Universal Electronics Inc. †,(d)	32,524

		437,618

Internet & Catalog Retail — 0.6%
1,363	Blue Nile, Inc. †,(d)	58,432
3,651	HSN, Inc. †,(d)	40,197
2,765	NutriSystem, Inc. (d)	48,996
2,217	PetMed Express, Inc. †,(d)	34,807
1,433	Stamps.com Inc. †,(d)	16,723
3,651	Ticketmaster †,(d)	39,175

		238,330

Leisure Equipment & Products — 1.1%
1,360	Arctic Cat, Inc. (d)	12,444
8,196	Brunswick Corporation (d)	104,827
2,566	JAKKS Pacific, Inc. †,(d)	63,919
2,628	Nautilus Group, Inc. (The) †,(d)	12,010
3,038	Polaris Industries, Inc. (d)	138,199
4,480	Pool Corporation (d)	104,518
1,608	RC2 Corporation †	32,160
2,348	Sturm Ruger & Company, Inc. †,(d)	16,295

		484,372

2

Media — 0.6%
1,350	4Kids Entertainment, Inc. †	9,531
2,009	A.H. Belo Corporation, Series A (d)	10,366
2,482	Arbitron, Inc. (d)	110,921
2,752	E.W. Scripps Company (The) (d)	19,457
7,089	Live Nation, Inc. †,(d)	115,338
9,870	Radio One, Inc., Class D †	7,402

		273,015

Multiline Retail — 0.2%
3,737	Fred’s, Inc., Class A (d)	53,140
3,435	Tuesday Morning Corporation †,(d)	14,187

		67,327

Specialty Retail — 3.8%
4,988	Aaron Rents, Inc. (d)	135,025
2,015	Big 5 Sporting Goods Corporation (d)	20,795
3,960	Brown Shoe Company, Inc. (d)	64,865
1,461	Buckle, Inc. (The) (d)	81,144
3,671	Cabela’s Incorporated †,(d)	44,346
2,766	Cato Corporation, Class A	48,543
1,952	Charlotte Russe Holding, Inc. †,(d)	20,008
2,257	Children’s Place Retail Stores, Inc. (The) †	75,271
3,313	Christopher & Banks Corporation (d)	25,411
4,232	Dress Barn (The) †,(d)	64,707
5,131	Finish Line, Inc. (The), Class A (d)	51,259
1,794	Genesco, Inc. †,(d)	60,063
2,177	Group 1 Automotive, Inc. (d)	47,306
2,713	Gymboree Corporation †	96,311
1,734	Haverty Furniture Companies, Inc. (d)	19,837
2,663	Hibbett Sports, Inc. †,(d)	53,313
4,095	Hot Topic, Inc. †	27,068
2,375	Jo-Ann Stores, Inc. †,(d)	49,827
1,701	Jos. A. Bank Clothiers Inc. †,(d)	57,154
1,991	Lithia Motors, Inc., Class A (d)	8,581
2,102	MarineMax, Inc. †,(d)	15,197
4,830	Men’s Wearhouse, Inc. (The) (d)	102,589
1,312	Midas, Inc. †	18,053
7,104	OfficeMax Incorporated	63,155
4,145	Pep Boys — Manny, Moe & Jack (The) (d)	25,616
5,560	Select Comfort Corporation †,(d)	9,174
2,625	Sonic Automotive, Inc., Class A (d)	22,208
3,619	Stage Stores, Inc.	49,436
2,897	Stein Mart, Inc. (d)	11,327
2,999	Tractor Supply Company †	126,108
2,317	Tween Brands, Inc. †	22,683
3,306	Zale Corporation †,(d)	82,650
1,870	Zumiez Inc. †,(d)	30,818

		1,629,848

3

Textiles, Apparel & Luxury Goods — 2.0%
7,751	Crocs, Inc. †,(e)	27,749
1,221	Deckers Outdoor Corporation †,(d)	127,082
4,241	Fossil, Inc. †,(d)	119,723
5,407	Iconix Brand Group, Inc. †,(d)	70,724
2,508	K-Swiss, Inc., Class A (d)	43,639
1,747	Maidenform Brands, Inc. †,(d)	25,349
1,680	Movado Group, Inc.	37,548
1,275	Oxford Industries, Inc. (d)	32,933
1,106	Perry Ellis International, Inc. †	16,490
11,881	Quiksilver, Inc. †	68,197
3,109	Skechers U.S.A., Inc., Class A †,(d)	52,325
1,711	True Religion Apparel, Inc. †,(d)	44,229
1,337	UniFirst Corporation	57,611
1,481	Volcom, Inc. †,(d)	25,592
4,583	Wolverine World Wide, Inc.	121,266

		870,457

Total Consumer Discretionary		5,964,596

Consumer Staples — 4.0%
Beverages — 0.1%
933	Boston Beer Company (The), Inc., Class A †	44,308

Food & Staples Retailing — 1.5%
1,693	Andersons, Inc. (The) (d)	59,627
4,750	Casey’s General Stores, Inc.	143,307
2,825	Great Atlantic & Pacific Tea Company, Inc. (The) †,(d)	30,567
2,830	Longs Drug Stores Corporation	214,061
1,196	Nash Finch Company (d)	51,572
2,066	Spartan Stores, Inc. (d)	51,402
4,011	United Natural Foods, Inc. †,(d)	100,235

		650,771

Food Products — 1.7%
7,658	Darling International Inc. †	85,080
7,489	Flowers Foods, Inc.	219,877
1,631	Green Mountain Coffee Roasters, Inc. †,(d)	64,164
3,757	Hain Celestial Group, Inc. (The) †,(d)	103,430
1,329	J&J Snack Foods Corporation (d)	45,066
2,944	Lance, Inc.	66,799
1,632	Sanderson Farms, Inc. (d)	59,960
2,942	TreeHouse Foods, Inc. †,(d)	87,378

		731,754

Household Products — 0.2%
6,654	Central Garden & Pet Company †	39,591
4,577	Spectrum Brands, Inc. †,(d)	6,362
1,538	WD-40 Company	55,261

		101,214

4

Personal Products — 0.4%
1,756	Chattem, Inc. †,(d)	137,284
1,899	Mannatech, Incorporated (d)	7,596

		144,880

Tobacco — 0.1%
8,315	Alliance One International, Inc. †,(d)	31,597

Total Consumer Staples		1,704,524

Energy — 6.2%
Energy Equipment & Services — 3.7%
5,212	Atwood Oceanics, Inc. †,(e)	189,717
2,165	Basic Energy Services, Inc. †,(d)	46,115
2,721	Bristow Group Inc. †,(d)	92,079
1,909	CARBO Ceramics Inc. (d)	98,523
2,856	Dril-Quip, Inc. †	123,922
1,335	Gulf Island Fabrication, Inc.	46,017
2,152	Hornbeck Offshore Services Inc. †	83,110
8,037	ION Geophysical Corporation †	114,045
1,392	Lufkin Industries, Inc.	110,455
2,438	Matrix Service Company †	46,566
1,888	NATCO Group Inc. †	75,860
4,658	Pioneer Drilling Company †	61,951
1,950	SEACOR Holdings, Inc. †,(d)	153,953
1,544	Superior Well Services, Inc. †,(d)	39,079
6,998	TETRA Technologies, Inc. †	96,922
4,420	Unit Corporation †,(e)	220,204

		1,598,518

Oil, Gas & Consumable Fuels — 2.5%
3,914	Penn Virginia Corporation	209,164
1,389	Petroleum Development Corporation †,(d)	61,630
4,058	PetroQuest Energy, Inc. †,(d)	62,290
11,604	Southern Union Company (e)	239,623
5,817	St. Mary Land & Exploration Company (d),(e)	207,376
3,233	Stone Energy Corporation †	136,853
2,886	Swift Energy Company †	111,660
2,737	World Fuel Services Corporation	63,033

		1,091,629

Total Energy		2,690,147

Financials — 18.4%
Capital Markets — 1.4%
1,637	Greenhill & Co., Inc. (d)	120,729
4,078	Investment Technology Group, Inc. †	124,093
5,046	LaBranche & Co. Inc. †	22,707
3,988	optionsXpress Holdings, Inc. (d)	77,447
1,475	Piper Jaffray Companies, Inc. †	63,794
2,353	Stifel Financial Corp. †	117,415

5

2,567	SWS Group, Inc. (d)	51,751
3,010	TradeStation Group, Inc. †	28,143

		606,079

Commercial Banks — 6.4%
5,358	Boston Private Financial Holdings, Inc. (d)	46,829
2,626	Cascade Bancorp (d)	23,345
2,687	Central Pacific Financial Corp. (d)	45,168
1,698	Columbia Banking System, Inc.	30,105
2,800	Community Bank System, Inc. (d)	70,420
5,938	East West Bancorp, Inc. (d)	81,351
7,097	First BanCorp. (d)	78,493
6,033	First Commonwealth Financial Corporation (d)	81,264
2,980	First Financial Bancorp (d)	43,508
1,945	First Financial Bankshares, Inc. (d)	100,907
4,545	First Midwest Bancorp, Inc. (d)	110,171
4,398	Frontier Financial Corporation (d)	59,065
5,051	Glacier Bancorp, Inc. (d)	125,113
2,204	Hancock Holding Company	112,404
3,478	Hanmi Financial Corporation (d)	17,564
2,179	Independent Bank Corporation (d)	13,488
2,340	Irwin Financial Corporation (d)	9,243
2,084	Nara Bancorp, Inc. (d)	23,341
7,452	National Penn Bancshares, Inc. (d)	108,799
6,192	Old National Bancorp (d)	123,964
2,557	PrivateBancorp, Inc. (d)	106,525
3,835	Prosperity Bancshares, Inc.	130,352
3,103	Provident Bankshares Corporation (d)	30,130
3,226	Signature Bank †,(d)	112,523
6,814	South Financial Group, Inc. (e)	49,947
1,683	Sterling Bancorp (d)	24,336
6,846	Sterling Bancshares, Inc.	71,541
4,871	Sterling Financial Corporation (d)	70,629
8,050	Susquehanna Bancshares, Inc. (d)	157,136
10,335	UCBH Holdings, Inc. (d),(e)	66,247
2,757	UMB Financial Corporation (d)	144,798
5,622	Umpqua Holdings Corporation (d)	82,700
3,522	United Bankshares, Inc. (d)	123,270
3,775	United Community Banks, Inc. (d)	50,058
5,985	Whitney Holding Corporation (d)	145,136
1,814	Wilshire Bancorp, Inc.	22,076
2,211	Wintrust Financial Corporation (d)	64,893

		2,756,839

Consumer Finance — 0.5%
2,719	Cash America International, Inc. (d)	97,993
2,406	First Cash Financial Services, Inc. †	36,090

6

3,079	Rewards Network, Inc. †,(d)	15,456
1,531	World Acceptance Corporation †,(d)	55,116

		204,655

Diversified Financial Services — 0.3%
2,387	Financial Federal Corporation (d)	54,710
1,437	Portfolio Recovery Associates, Inc. †,(d)	69,881

		124,591

Insurance — 2.9%
3,860	Delphi Financial Group, Inc.	108,234
3,410	Hilb Rogal & Hobbs Company	159,384
1,432	Infinity Property & Casualty Corporation	58,998
1,448	LandAmerica Financial Group, Inc. (d)	35,114
3,714	National Financial Partners Corp. (d)	55,710
1,240	Navigators Group, Inc. (The) †	71,920
2,019	Presidential Life Corporation (d)	31,880
3,133	ProAssurance Corporation †	175,448
1,658	RLI Corporation (d)	102,945
1,523	Safety Insurance Group, Inc.	57,767
4,928	Selective Insurance Group, Inc.	112,950
1,697	Stewart Information Services Corporation	50,486
1,898	Tower Group, Inc. (d)	44,717
2,105	United Fire & Casualty Company	60,182
3,485	Zenith National Insurance Corp.	127,691

		1,253,426

Real Estate Investment Trusts (REITs) — 6.1%
3,026	Acadia Realty Trust (d)	76,497
6,710	BioMed Realty Trust, Inc.	177,479
4,162	Cedar Shopping Centers, Inc.	55,022
4,480	Colonial Properties Trust (d)	83,731
8,624	DiamondRock Hospitality Company (d)	78,478
2,344	EastGroup Properties, Inc.	113,778
3,074	Entertainment Properties Trust	168,209
7,666	Extra Space Storage Inc. (d)	117,750
2,986	Home Properties, Inc.	173,039
5,383	Inland Real Estate Corporation (d)	84,459
3,055	Kilroy Realty Corporation (d)	145,998
2,729	Kite Realty Group Trust (d)	30,019
3,784	LaSalle Hotel Properties (d)	88,243
6,043	Lexington Corporate Properties Trust (d)	104,060
2,160	LTC Properties, Inc.	63,331
6,206	Medical Properties Trust, Inc. (d)	70,438
2,572	Mid-America Apartment Communities, Inc. (d)	126,388
6,921	National Retail Properties, Inc. (d)	165,758
1,430	Parkway Properties Inc.	54,140
3,722	Pennsylvania Real Estate Investment Trust (d)	70,160
1,396	PS Business Parks, Inc.	80,410
10,712	Senior Housing Properties Trust (d)	255,267

7

2,053	Sovran Self Storage, Inc.	91,749
2,958	Tanger Factory Outlet Centers, Inc.	129,531
2,000	Urstadt Biddle Properties Inc., Class A	37,500

		2,641,434

Real Estate Management & Development — 0.1%
3,338	Forestar Real Estate Group Inc. †	49,236

Thrifts & Mortgage Finance — 0.7%
2,095	Anchor Bancorp Wisconsin, Inc. (d)	15,398
4,511	Bank Mutual Corporation	51,200
1,034	BankAtlantic Bancorp, Inc., Class A (d)	8,479
5,461	Brookline Bancorp, Inc. (d)	69,846
2,914	Corus Bankshares, Inc. (d)	11,802
2,462	Dime Community Bancshares, Inc. (d)	37,472
1,113	FirstFed Financial Corporation †,(d)	8,726
4,737	Flagstar Bancorp, Inc. (d)	14,116
4,172	Guaranty Financial Group Inc. †,(d)	16,479
7,096	TrustCo Bank Corp. NY (d)	83,094

		316,612

Total Financials		7,952,872

Health Care — 13.2%
Biotechnology — 1.0%
3,215	ArQule, Inc. †,(d)	10,352
5,293	Cubist Pharmaceuticals, Inc. †,(d)	117,664
3,098	Martek Biosciences Corporation †,(d)	97,339
5,858	Regeneron Pharmaceuticals, Inc. †,(d)	127,880
4,421	Savient Pharmaceuticals, Inc. †	65,917

		419,152

Health Care Equipment & Supplies — 4.6%
2,038	Abaxis, Inc. †,(d)	40,149
6,836	American Medical Systems Holdings, Inc. †,(d)	121,407
1,253	Analogic Corporation	62,349
2,491	ArthroCare Corp. †,(d)	69,051
2,906	BioLase Technology, Inc. †	5,492
2,690	CONMED Corporation †	86,080
4,209	Cooper Companies, Inc. (The) (e)	146,305
2,620	CryoLife, Inc. †	34,374
2,174	Cyberonics, Inc. †,(d)	36,958
1,244	Datascope Corporation (d)	64,228
2,139	Greatbatch, Inc. †,(d)	52,491
2,376	Haemonetics Corporation †	146,647
1,176	ICU Medical, Inc. †	35,762
6,567	Immucor, Inc. †,(e)	209,881
1,823	Integra LifeSciences Holdings Corporation †,(d)	80,267
2,999	Invacare Corporation	72,396
1,088	Kensey Nash Corporation †	34,229
3,160	Mentor Corporation (d)	75,398

8

3,763	Meridian Bioscience, Inc. (d)	109,278
2,608	Merit Medical Systems, Inc. †	48,952
2,598	Natus Medical Incorporated †,(d)	58,871
2,156	Osteotech, Inc. †	9,185
1,688	Palomar Medical Technologies, Inc. †,(d)	22,720
1,420	SurModics, Inc. †,(d)	44,716
3,349	Symmetry Medical Inc. †	62,157
3,793	Theragenics Corporation †	11,834
746	Vital Signs, Inc.	55,129
3,042	West Pharmaceutical Services, Inc. (d)	148,510
1,967	Zoll Medical Corporation †,(d)	64,360

		2,009,176

Health Care Providers & Services — 5.0%
1,006	Air Methods Corporation †,(d)	28,480
2,507	Amedisys, Inc. †,(d)	122,016
4,962	AMERIGROUP Corporation †,(e)	125,241
3,156	AMN Healthcare Services, Inc. †,(d)	55,451
2,960	AmSurg Corporation †	75,391
3,558	Catalyst Health Solutions, Inc. †	92,935
4,045	Centene Corporation †	82,963
2,143	Chemed Corporation	87,992
2,869	Cross Country Healthcare, Inc. †	46,736
2,678	Gentiva Health Services, Inc. †	72,145
4,652	HealthSpring, Inc. †	98,436
3,142	Healthways, Inc. †,(d)	50,680
2,344	HMS Holdings Corp. †,(d)	56,162
3,107	inVentiv Health, Inc. †	54,870
870	Landauer, Inc.	63,292
2,303	LCA-Vision Inc. (d)	10,686
1,386	LHC Group, Inc. †	39,473
3,801	Magellan Health Services, Inc. †	156,069
1,832	MedCath Corporation †,(d)	32,829
1,336	Molina Healthcare, Inc. †	41,416
3,069	Odyssey Healthcare, Inc. †,(d)	31,150
3,868	Owens & Minor, Inc.	187,598
4,266	Pediatrix Medical Group, Inc. †,(e)	230,023
2,846	PharMerica Corporation †	64,007
5,820	PSS World Medical Inc. †,(d)	113,490
1,687	RehabCare Group, Inc. †	30,535
2,393	Res-Care, Inc. †,(d)	43,409
4,243	Sunrise Senior Living, Inc. †	58,511

		2,151,986

Health Care Technology — 0.7%
5,363	Allscripts Healthcare Solutions, Inc. †,(d)	66,716
5,087	Eclipsys Corporation †	106,573

9

2,906	Omnicell, Inc. †,(d)	38,214
4,004	Phase Forward Incorporated †	83,723

		295,226

Life Sciences Tools & Services — 0.9%
2,728	Cambrex Corporation †,(d)	16,777
1,693	Dionex Corporation †	107,590
3,028	Enzo Biochem, Inc. †	33,247
1,239	Kendle International Inc. †	55,396
5,162	PAREXEL International Corporation †,(d)	147,943
2,244	PharmaNet Development Group, Inc. †,(d)	16,202

		377,155

Pharmaceuticals — 1.0%
3,907	Alpharma, Inc., Class A †,(d)	144,129
2,329	Noven Pharmaceuticals, Inc. †	27,203
3,229	Par Pharmaceutical Companies, Inc. †,(d)	39,685
4,494	Salix Pharmaceuticals, Ltd. †,(d)	28,807
2,960	Sciele Pharma, Inc. †,(d)	91,138
6,545	ViroPharma Incorporated †,(d)	85,870

		416,832

Total Health Care		5,669,527

Industrials — 17.2%
Aerospace & Defense — 2.5%
3,624	AAR Corporation †,(d)	60,122
1,193	Applied Signal Technology, Inc.	20,734
2,457	Ceradyne, Inc. †	90,074
1,450	Cubic Corporation	35,656
4,201	Curtiss-Wright Corporation	190,936
2,772	Esterline Technologies Corporation †	109,744
4,549	Gencorp, Inc. †	30,660
3,993	Moog, Inc., Class A †	171,220
5,486	Orbital Sciences Corporation †	131,499
3,339	Teledyne Technologies, Inc. †	190,857
1,533	Triumph Group, Inc. (d)	70,073

		1,101,575

Air Freight & Logistics — 0.5%
2,704	Forward Air Corporation	73,630
3,523	Hub Group, Inc., Class A †	132,641

		206,271

Airlines — 0.2%
5,335	SkyWest, Inc.	85,253

Building Products — 1.2%
2,694	Apogee Enterprises, Inc. (d)	40,491
2,521	Gibraltar Industries, Inc. (d)	47,168
4,703	Griffon Corporation †,(d)	42,421
4,385	Lennox International Inc. (e)	145,889

10

1,845	NCI Building Systems, Inc. †	58,579
3,523	Quanex Building Products Corporation	53,690
3,501	Simpson Manufacturing Co., Inc. (d)	94,842
1,563	Universal Forest Products, Inc.	54,564

		537,644

Commercial Services & Supplies — 2.4%
4,134	ABM Industries Incorporated	90,287
2,522	Bowne & Company, Inc. (d)	29,129
1,042	Consolidated Graphics, Inc. †,(d)	31,604
1,768	G & K Services, Inc., Class A	58,432
4,018	Healthcare Services Group, Inc. (d)	73,489
5,278	Interface, Inc., Class A	60,011
3,260	Mobile Mini, Inc. †,(d)	63,016
1,537	Standard Register Company (The) (d)	15,140
3,124	Sykes Enterprises, Incorporated †	68,603
5,561	Tetra Tech, Inc. †	133,798
2,188	United Stationers, Inc. †	104,652
1,962	Viad Corp. (d)	56,486
7,271	Waste Connections, Inc. †	249,395

		1,034,042

Construction & Engineering — 0.5%
6,114	EMCOR Group, Inc. †,(d)	160,921
2,614	Insituform Technologies, Inc., Class A †,(d)	39,105

		200,026

Electrical Equipment — 2.6%
2,111	A.O. Smith Corporation (d)	82,730
3,804	Acuity Brands, Inc. (d)	158,855
4,323	Baldor Electric Company (d)	124,546
4,033	Belden Inc. (d)	128,209
5,038	Brady Corporation, Class A	177,741
481	C&D Technologies, Inc. †,(d)	2,732
2,294	II-VI Incorporated †	88,686
3,697	Magnetek, Inc. †,(d)	14,973
3,014	Regal Beloit Corporation (d)	128,155
2,224	Vicor Corporation (d)	19,749
5,103	Woodward Governor Company (d)	179,983

		1,106,359

Industrial Conglomerates — 0.1%
1,168	Standex International Corporation	32,412
1,795	Tredegar Corporation	31,933

		64,345

Machinery — 3.6%
2,485	Albany International Corporation, Class A (d)	67,915
1,841	Astec Industries, Inc. †,(d)	56,758
4,073	Barnes Group Inc. (d)	82,356
4,660	Briggs & Stratton Corporation (e)	75,399

11

792	Cascade Corporation (d)	34,698
4,748	Clarcor, Inc. (d)	180,187
1,872	EnPro Industries, Inc. †,(d)	69,564
4,979	Gardner Denver Inc. †	172,871
2,578	John Bean Technologies Corporation †	32,637
2,605	Kaydon Corporation	117,381
1,135	Lindsay Manufacturing Co. (d)	82,571
1,557	Lydall, Inc. †	14,994
3,474	Mueller Industries, Inc.	79,937
3,239	Robbins & Myers, Inc.	100,182
3,322	Toro Company (The) (e)	137,199
1,638	Valmont Industries, Inc. (d)	135,446
2,874	Wabash National Corporation (d)	27,159
2,730	Watts Water Technologies, Inc., Class A (d)	74,665

		1,541,919

Marine — 0.4%
5,055	Kirby Corporation †,(e)	191,787

Professional Services — 1.2%
2,119	Administaff, Inc. (d)	57,679
1,292	CDI Corporation (d)	28,850
1,540	Heidrick & Struggles International, Inc. (d)	46,431
3,317	On Assignment, Inc. †	26,138
1,493	School Specialty, Inc. †,(d)	46,567
4,940	Spherion Corporation †	24,058
4,059	TrueBlue, Inc. †,(d)	65,593
1,456	Volt Information Sciences, Inc. †,(d)	13,075
4,047	Watson Wyatt Worldwide, Inc., Class A	201,257

		509,648

Road & Rail — 1.3%
2,366	Arkansas Best Corporation (d)	79,711
5,218	Heartland Express, Inc. (d)	80,983
5,451	Knight Transportation, Inc. (d)	92,503
4,954	Landstar System, Inc. (e)	218,273
2,581	Old Dominion Freight Line, Inc. †	73,146

		544,616

Trading Companies & Distributors — 0.7%
3,405	Applied Industrial Technologies, Inc.	91,697
2,375	Kaman Corporation	67,640
476	Lawson Products, Inc.	13,161
2,650	Watsco, Inc. (d)	133,242

		305,740

Total Industrials		7,429,225

Information Technology — 15.3%
Communications Equipment — 1.4%
11,485	Arris Group, Inc. †	88,779
1,103	Bel Fuse, Inc., Class B (d)	31,402

12

1,638	Black Box Corporation	56,560
3,644	Blue Coat Systems, Inc. †,(d)	51,708
2,269	Comtech Telecommunications Corp. †,(d)	111,726
2,399	Digi International Inc. †	24,470
8,867	Harmonic, Inc. †	74,926
3,314	NETGEAR, Inc. †	49,710
3,295	Network Equipment Technologies, Inc. †	11,269
1,795	PCTEL, Inc.	16,729
4,204	Symmetricom, Inc. †,(d)	20,894
1,565	Tollgrade Communications, Inc. †	6,573
2,529	ViaSat, Inc. †	59,634

		604,380

Computers & Peripherals — 0.7%
11,268	Adaptec, Inc. †,(d)	36,959
2,843	Avid Technology, Inc. †,(e)	68,403
2,146	Hutchinson Technology, Inc. †	24,851
2,038	Intevac, Inc. †	21,684
2,964	Novatel Wireless, Inc. †,(d)	17,962
1,965	Stratasys, Inc. †,(d)	34,328
3,150	Synaptics Incorporated †,(d)	95,193

		299,380

Electronic Equipment & Instruments — 3.8%
2,129	Agilysys, Inc. (d)	21,482
2,794	Anixter International Inc. †,(d)	166,271
6,223	Benchmark Electronics, Inc. †,(d)	87,620
4,811	Brightpoint, Inc. †,(d)	34,639
3,613	Checkpoint Systems, Inc. †,(d)	67,997
3,925	Cognex Corporation (d)	79,128
3,153	CTS Corporation	40,295
3,178	Daktronics, Inc.	52,946
2,528	Electro Scientific Industries, Inc. †	35,948
1,561	FARO Technologies, Inc. †,(d)	31,798
2,231	Gerber Scientific, Inc. †,(d)	20,391
4,262	Insight Enterprises, Inc. †	57,154
3,209	Itron, Inc. †,(d),(e)	284,093
1,562	Keithley Instruments, Inc.	13,074
2,029	Littelfuse, Inc. †	60,322
1,980	LoJack Corporation †	13,246
2,128	Mercury Computer Systems, Inc. †,(d)	18,939
3,562	Methode Electronics, Inc., Class A	31,844
1,587	MTS Systems Corporation	66,813
3,377	Newport Corporation †	36,404
1,913	Park Electrochemical Corporation	46,371
1,666	Photon Dynamics, Inc. †	25,573
3,672	Plexus Corp. †,(d)	76,010
2,115	RadiSys Corporation †,(d)	18,189
1,680	Rogers Corporation †	62,126

13

2,465	ScanSource, Inc. †,(d)	70,967
1,738	SYNNEX Corporation †,(d)	38,827
3,835	Technitrol, Inc.	56,720
4,004	TTM Technologies, Inc. †	39,720

		1,654,907

Information Technology Services — 1.6%
2,831	CACI International Inc. †	141,833
4,988	CIBER, Inc. †	34,866
3,269	CSG Systems International, Inc. †	57,306
6,501	CyberSource Corporation †	104,731
2,216	Gevity HR, Inc. (d)	16,132
1,940	ManTech International Corporation, Class A †	115,023
1,745	MAXIMUS, Inc.	64,286
1,242	SI International, Inc. †	37,322
1,380	StarTek, Inc. †	8,860
3,631	Wright Express Corporation †	108,385

		688,744

Internet Software & Services — 1.1%
1,299	Bankrate, Inc. †,(d)	50,544
3,811	DealerTrack Holdings, Inc. †,(d)	64,177
3,233	InfoSpace, Inc. (d)	35,078
4,098	j2 Global Communications, Inc. †	95,688
3,009	Perficient, Inc. †,(d)	19,980
2,673	The Knot, Inc. †,(d)	22,320
7,600	United Online, Inc. (d)	71,516
4,215	Websense, Inc. †	94,205

		453,508

Semiconductors & Semiconductor Equipment — 3.7%
2,410	Actel Corporation †	30,077
3,049	Advanced Energy Industries, Inc. †	41,710
2,924	ATMI, Inc. †	52,573
9,640	Axcelis Technologies, Inc. †,(d)	16,388
5,950	Brooks Automation, Inc. †,(d)	49,742
2,176	Cabot Microelectronics Corporation †	69,806
2,172	Cohu, Inc.	34,361
2,772	Cymer, Inc. †,(d)	70,215
14,200	Cypress Semiconductor Corporation †	74,124
3,019	Diodes Incorporated †,(d)	55,701
2,595	DSP Group, Inc. †,(d)	19,852
3,995	Exar Corporation †,(d)	30,602
3,438	FEI Company †	81,859
6,337	Kopin Corporation †,(d)	19,771
5,016	Kulicke & Soffa Industries, Inc. †,(d)	22,622
4,614	Micrel, Incorporated (d)	41,849
7,418	Microsemi Corporation †,(d)	189,011
4,603	MKS Instruments, Inc. †	91,646
2,369	Pericom Semiconductor Corporation †	24,874

14

5,095	Photronics, Inc. †,(d)	9,579
2,866	Rudolph Technologies, Inc. †	24,017
15,432	Skyworks Solutions, Inc. †,(d)	129,011
2,082	Standard Microsystems Corporation †	52,008
1,201	Supertex, Inc. †,(d)	33,820
13,540	TriQuint Semiconductor, Inc. †	64,857
2,196	Ultratech, Inc. †	26,572
6,795	Varian Semiconductor Equipment Associates, Inc. †,(d),(e)	170,690
3,009	Veeco Instruments Inc. †,(d)	44,563

		1,571,900

Software — 3.0%
4,076	Blackbaud, Inc. (d)	75,202
3,020	Captaris, Inc. †,(d)	13,922
1,112	Catapult Communications Corporation †	5,349
4,019	Concur Technologies, Inc. †,(d)	153,767
5,574	Epicor Software Corporation †,(d)	43,979
3,322	Epiq Systems, Inc. †,(d)	45,179
8,328	Informatica Corporation †	108,181
2,545	JDA Software Group, Inc. †	38,709
2,294	Manhattan Associates, Inc. †,(d)	51,248
7,550	MICROS Systems, Inc. †,(d),(e)	201,283
2,622	Phoenix Technologies Ltd. †	20,950
3,850	Progress Software Corporation †	100,062
1,662	Quality Systems, Inc. (d)	70,236
2,575	Radiant Systems, Inc. †,(d)	22,377
6,379	Secure Computing Corporation †,(d)	34,957
2,603	Smith Micro Software, Inc. †,(d)	18,481
3,118	Sonic Solutions †,(d)	13,719
1,694	SPSS, Inc. †	49,736
7,260	Take-Two Interactive Software, Inc. †,(d)	119,064
6,244	THQ Inc. †,(d)	75,178
2,919	Tyler Technologies, Inc. †,(d)	44,281

		1,305,860

Total Information Technology		6,578,679

Materials — 3.3%
Chemicals — 1.4%
2,474	A. Schulman, Inc.	48,936
2,327	Arch Chemicals, Inc.	82,143
1,700	Balchem Corporation (d)	45,339
3,422	Georgia Gulf Corporation (d)	8,555
4,531	H.B. Fuller Company (d)	94,562
1,350	Material Sciences Corporation †	7,763
1,174	NewMarket Corporation (d)	61,705
2,850	OM Group, Inc. †,(d)	64,125
5,311	OMNOVA Solutions Inc. †,(d)	10,569
1,052	Penford Corporation (d)	18,610

15

8,730	PolyOne Corporation †	56,308
992	Quaker Chemical Corporation	28,232
665	Stepan Company	36,289
1,958	Zep Inc.	34,539

		597,675

Construction Materials — 0.4%
3,929	Headwaters Incorporated †,(d)	52,452
2,576	Texas Industries, Inc. (d)	105,255

		157,707

Containers & Packaging — 0.4%
2,636	Myers Industries, Inc.	33,240
3,571	Rock-Tenn Company, Class A	142,769

		176,009

Metals & Mining — 0.7%
1,560	A.M. Castle & Co. (d)	26,957
2,103	AMCOL International Corporation (d)	65,740
1,909	Brush Engineered Materials, Inc. †,(d)	35,450
3,441	Century Aluminum Company †	95,281
843	Olympic Steel, Inc.	24,860
2,151	RTI International Metals, Inc. †,(d)	42,074

		290,362

Paper & Forest Products — 0.4%
3,663	Buckeye Technologies, Inc. †	30,000
991	Deltic Timber Corporation	63,067
1,365	Neenah Paper, Inc. (d)	27,027
1,465	Schweitzer-Mauduit International, Inc. (d)	27,820
4,565	Wausau-Mosinee Paper Corporation (d)	46,244

		194,158

Total Materials		1,415,911

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
8,329	Fairpoint Communications, Inc. (d)	72,213
4,131	General Communication, Inc., Class A †	38,253

Total Telecommunication Services		110,466

Utilities — 4.8%
Electric Utilities — 1.3%
2,434	ALLETE, Inc.	108,313
968	Central Vermont Public Service	22,690
5,613	Cleco Corporation	141,728
4,194	El Paso Electric Company †	88,074
2,362	UIL Holdings Corporation	81,087
3,320	UniSource Energy Corporation	96,911

		538,803

16

Gas Utilities — 3.0%
8,479	Atmos Energy Corporation (e)	225,711
2,055	Laclede Group, Inc. (d)	99,647
3,932	New Jersey Resources Corporation (d)	141,119
2,473	Northwest Natural Gas Company (d)	128,596
6,856	Piedmont Natural Gas Company, Inc. (d)	219,118
2,781	South Jersey Industries, Inc. (d)	99,282
4,073	Southwest Gas Corporation (d)	123,249
10,072	UGI Corporation (e)	259,656

		1,296,378

Multi-Industry — 0.4%
5,005	Avista Corporation	108,659
1,476	CH Energy Group, Inc. (d)	64,309

		172,968

Water Utilities — 0.1%
1,614	American States Water Company (d)	62,139

Total Utilities		2,070,288

TOTAL COMMON STOCKS
(Cost $33,340,972)		41,586,235

INVESTMENT COMPANY SECURITY — 2.5%
(Cost $1,092,713)
1,092,713	Institutional Money Market Fund (f)	1,092,713

Principal
Amount

U.S. TREASURY BILL — 0.7%
(Cost $298,256)
$300,000	1.863% due 01/22/2009 (e),(g)	298,256

Shares

COLLATERAL FOR SECURITIES ON LOAN(c) — 27.2%
(Cost $11,732,943)
11,732,943	State Street Navigator Securities Trust — Prime Portfolio (h)	11,732,943

TOTAL INVESTMENTS
(Cost $46,464,884)(i)	126.9%	$54,710,147

†	Non-income producing security

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may

17

be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$1,065,746	$5,306,468	5,306,468	$5,279,501	5,279,501	$1,092,713

(g)	Rate represents annualized yield at date of purchase.

(h)	At September 30, 2008, the market value of the securities on loan was $11,662,407.

(i)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,062,814, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,817,551 and net appreciation for financial reporting purposes was $8,245,263. At September 30, 2008, aggregate cost for financial reporting purposes was $46,464,884.

(j)	Fair Valuations Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$54,411,891	$(49,813)
Level 2 — Other Significant Observable Inputs	298,256	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$54,710,147	$(49,813)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2008

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Depreciation

Russell 2000 Mini Index, December 2008	25	$1,745,813	$1,696,000	$(49,813)

19

Munder Small-Cap Value Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(n)

COMMON STOCKS — 100.7%
Consumer Discretionary — 9.4%
Auto Components — 1.9%
376,539	Noble International, Ltd. (e)	$2,255,469
888,189	Spartan Motors, Inc. (e)	2,824,441
157,200	Tenneco Inc. †,(e)	1,671,036

		6,750,946

Hotels, Restaurants & Leisure — 1.7%
102,420	Bally Technologies, Inc. †,(e)	3,101,278
101,170	Penn National Gaming, Inc. †	2,688,087

		5,789,365

Household Durables — 1.5%
441,470	Tempur-Pedic International Inc. (e),(f)	5,191,687

Specialty Retail — 1.7%
75,490	Hibbett Sports, Inc. †,(e)	1,511,310
399,610	Penske Automotive Group, Inc. (e)	4,583,526

		6,094,836

Textiles, Apparel & Luxury Goods — 2.6%
20,920	Deckers Outdoor Corporation †	2,177,354
302,120	FGX International Holdings Limited †	3,344,468
138,030	Wolverine World Wide, Inc.	3,652,274

		9,174,096

Total Consumer Discretionary		33,000,930

Consumer Staples — 3.4%
Food & Staples Retailing — 1.8%
191,200	Ruddick Corporation	6,204,440

Food Products — 1.6%
190,570	Flowers Foods, Inc.	5,595,135

Total Consumer Staples		11,799,575

Energy — 6.7%
Energy Equipment & Services — 3.7%
59,580	Core Laboratories N.V.	6,036,646
130,270	Oil States International, Inc. †	4,605,044
189,070	Pason Systems Inc.	2,327,289

		12,968,979

Oil, Gas & Consumable Fuels — 3.0%
53,900	Arena Resources, Inc. †	2,094,015
66,100	Carrizo Oil & Gas, Inc. †	2,397,447

1

225,360	Mariner Energy, Inc. †	4,619,880
75,640	Rex Energy Corporation †,(e)	1,192,086

		10,303,428

Total Energy		23,272,407

Financials — 35.7%
Capital Markets — 2.2%
93,460	Affiliated Managers Group, Inc. †	7,743,161

Commercial Banks — 6.2%
317,490	Bank of the Ozarks, Inc. (e)	8,572,230
88,655	Columbia Banking System, Inc.	1,571,853
137,350	First Midwest Bancorp, Inc. (e)	3,329,364
89,030	Glacier Bancorp, Inc. (e)	2,205,273
105,890	SVB Financial Group †	6,133,149
40	UCBH Holdings, Inc. (e)	257

		21,812,126

Consumer Finance — 2.7%
117,650	Cash America International, Inc.	4,240,106
143,500	World Acceptance Corporation †,(e)	5,166,000

		9,406,106

Diversified Financial Services — 1.8%
964,166	KKR Financial Holdings LLC	6,132,096

Insurance — 7.2%
245,450	Aspen Insurance Holdings Limited	6,749,875
86,131	Delphi Financial Group, Inc.	2,415,113
111,390	Max Capital Group Ltd.	2,587,590
693,620	Meadowbrook Insurance Group, Inc.	4,896,957
178,030	Tower Group, Inc. (e)	4,194,387
118,060	Zenith National Insurance Corp.	4,325,718

		25,169,640

Real Estate Investment Trusts (REITs) — 15.6%
666,305	Anthracite Capital, Inc. (e)	3,571,395
808,240	Ashford Hospitality Trust, Inc.	3,273,372
231,960	BioMed Realty Trust, Inc.	6,135,342
447,000	Capstead Mortgage Corporation	4,894,650
208,460	Corporate Office Properties Trust	8,411,361
366,550	DuPont Fabros Technology, Inc.	5,589,887
517,830	Gramercy Capital Corp. (e)	1,341,180
191,820	Hatteras Financial Corp.	4,450,224
675,840	JER Investors Trust Inc. (e)	3,257,549
132,650	LaSalle Hotel Properties (e)	3,093,398
888,650	NorthStar Realty Finance Corp. (e)	6,887,037
678,885	RAIT Financial Trust (e)	3,727,079

		54,632,474

Total Financials		124,895,603

2

Health Care — 4.1%
Health Care Equipment & Supplies — 2.3%
163,800	West Pharmaceutical Services, Inc. (e)	7,996,716

Life Sciences Tools & Services — 1.8%
127,050	QIAGEN N.V. †,(e)	2,506,696
52,890	Techne Corporation †	3,814,427

		6,321,123

Total Health Care		14,317,839

Industrials — 16.3%
Aerospace & Defense — 1.6%
149,450	Ceradyne, Inc. †	5,478,837

Airlines — 0.4%
142,480	Republic Airways Holdings Inc. †	1,451,871

Commercial Services & Supplies — 1.5%
454,240	Interface, Inc., Class A	5,164,709

Electrical Equipment — 1.9%
3,700	AZZ Incorporated †	153,069
177,905	General Cable Corporation †	6,338,755

		6,491,824

Industrial Conglomerates — 1.6%
182,910	Carlisle Companies Incorporated	5,481,813

Machinery — 6.3%
197,460	Actuant Corporation, Class A	4,983,890
112,240	Kaydon Corporation	5,057,534
100,870	Middleby Corporation (The) †,(e)	5,478,250
150,720	Oshkosh Corporation	1,983,475
138,855	RBC Bearings Incorporated †	4,678,025

		22,181,174

Road & Rail — 1.9%
59,355	Landstar System, Inc.	2,615,181
148,470	Old Dominion Freight Line, Inc. †	4,207,640

		6,822,821

Trading Companies & Distributors — 1.1%
312,653	Rush Enterprises, Inc., Class B †	3,926,922

Total Industrials		56,999,971

Information Technology — 13.8%
Communications Equipment — 2.7%
168,970	Comtech Telecommunications Corp. †	8,320,083
522,700	DataPath, Inc., 144A, †,(g),(h),(i),(j)	930,406

		9,250,489

3

Electronic Equipment & Instruments — 3.3%
126,270	Anixter International Inc. †,(e)	7,514,328
421,260	TTM Technologies, Inc. †	4,178,899

		11,693,227

Information Technology Services — 1.1%
194,060	NeuStar, Inc., Class A †	3,859,853

Internet Software & Services — 4.3%
110,608	DealerTrack Holdings, Inc. †,(e)	1,862,639
134,550	Digital River, Inc. †	4,359,420
301,130	j2 Global Communications, Inc. †,(e)	7,031,385
310,170	TheStreet.com, Inc.	1,857,918

		15,111,362

Semiconductors & Semiconductor Equipment — 2.4%
384,092	Diodes Incorporated †,(e)	7,086,498
277,540	Silicon Motion Technology Corporation, ADR †,(e)	1,298,887

		8,385,385

Total Information Technology		48,300,316

Materials — 5.8%
Chemicals — 2.6%
169,840	Flotek Industries, Inc. †,(e)	1,868,240
195,730	Koppers Holdings Inc. (f)	7,322,259

		9,190,499

Metals & Mining — 3.2%
198,443	A.M. Castle & Co.	3,429,095
83,370	Century Aluminum Company †	2,308,515
40,150	Haynes International, Inc. †,(e)	1,880,225
179,537	Horsehead Holding Corp. †	1,059,268
61,780	Reliance Steel & Aluminum Co.	2,345,787

		11,022,890

Total Materials		20,213,389

Utilities — 5.5%
Electric Utilities — 1.5%
100,080	ITC Holdings Corp.	5,181,141

Gas Utilities — 4.0%
150,939	New Jersey Resources Corporation (e)	5,417,201
246,860	South Jersey Industries, Inc. (e)	8,812,902

		14,230,103

Total Utilities		19,411,244

TOTAL COMMON STOCKS
(Cost $392,603,265)		352,211,274

INVESTMENT COMPANY SECURITY — 0.1%
(Cost $336,612)
336,612	Institutional Money Market Fund (k)	336,612

4

COLLATERAL FOR SECURITIES ON LOAN (c) — 16.9%
(Cost $59,312,257)
59,312,257	State Street Navigator Securities Trust — Prime Portfolio (l)	59,312,257

TOTAL INVESTMENTS
(Cost $452,252,134) (m)	117.7%	$411,860,143

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities and options contracts that trade on an exchange are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) and options contracts may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option.

(e)	Security, or a portion thereof, is on loan.

5

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for written options contracts.

(g)	Fair valued security as of September 30, 2008, (see note (b) above). At September 30, 2008, this security represents $930,406, 0.3% of net assets.

(h)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $930,406, 0.3% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	$5,749,700

(k)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At, or during the period ended September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$19,455,725	$10,274,972	10,274,972	$29,394,085	29,394,085	$336,612

(l)	At September 30, 2008, the market value of the securities on loan was $59,696,906.

(m)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $51,447,886, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $91,839,877 and net depreciation for financial reporting purposes was $40,391,991. At September 30, 2008, aggregate cost for financial reporting purposes was $452,252,134.

(n)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$410,929,737	$203,135
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	930,406	—

Total	$411,860,143	$203,135

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 6/30/2008	$1,045,400	$—
Net purchases/(sales)	—	—
Accrued discounts/(premiums)	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(114,994)	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/2008	$930,406	$—

OPEN OPTIONS CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Tempur-Pedic International Inc.	1,000	$15.00	01/16/2009	$165,000
Tempur-Pedic International Inc.	263	17.50	03/20/2009	38,135

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.6%	$327,359,823
Bermuda	2.7	9,337,465
Netherlands	2.4	8,543,342
British Virgin Islands	0.9	3,344,468
Canada	0.7	2,327,289
Taiwan	0.4	1,298,887

TOTAL COMMON STOCKS	100.7	352,211,274
INVESTMENT COMPANY SECURITY	0.1	336,612
COLLATERAL FOR SECURITIES ON LOAN	16.9	59,312,257

TOTAL INVESTMENTS	117.7%	$411,860,143

7

Munder Small-Mid Cap Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 99.0%
Consumer Discretionary — 10.3%
Distributors — 1.7%
21,300	LKQ Corporation †	$361,461

Diversified Consumer Services — 1.1%
3,375	New Oriental Education & Technology Group Inc., ADR †	216,810

Hotels, Restaurants & Leisure — 1.0%
7,705	Penn National Gaming, Inc. †	204,722

Household Durables — 1.0%
2,375	Snap-on Incorporated	125,067
3,125	Tupperware Brands Corporation	86,344

		211,411

Media — 0.4%
263	Ascent Media Corporation, Class A †	6,420
2,637	Discovery Communications Inc., Class A †	37,577
2,637	Discovery Communications Inc., Class C †	37,340

		81,337

Specialty Retail — 2.9%
2,554	Aaron Rents, Inc.	69,137
6,445	GameStop Corp., Class A †	220,483
4,525	Guess?, Inc.	157,425
13,055	Penske Automotive Group, Inc.	149,741

		596,786

Textiles, Apparel & Luxury Goods — 2.2%
6,950	Gildan Activewear Inc. †	158,321
7,750	Hanesbrands, Inc. †	168,562
5,275	Wolverine World Wide, Inc.	139,577

		466,460

Total Consumer Discretionary		2,138,987

Consumer Staples — 4.4%
Beverages — 1.5%
6,800	Central European Distribution Corporation †	308,788

Food Products — 1.1%
7,800	Flowers Foods, Inc.	229,008

Household Products — 1.8%
5,950	Church & Dwight Co., Inc.	369,435

Total Consumer Staples		907,231

1

Energy — 10.2%
Energy Equipment & Services — 5.7%
2,900	Core Laboratories N.V.	293,828
7,375	IHS Inc., Class A †	351,345
4,500	Oceaneering International, Inc. †	239,940
8,455	Oil States International, Inc. †	298,884

		1,183,997

Oil, Gas & Consumable Fuels — 4.5%
3,425	Arena Resources, Inc. †	133,061
7,675	Atlas America, Inc.	261,795
2,800	Enbridge Inc.	106,652
2,150	Foundation Coal Holdings, Inc.	76,497
11,735	Southwestern Energy Company †	358,387

		936,392

Total Energy		2,120,389

Financials — 16.8%
Capital Markets — 4.6%
4,160	Affiliated Managers Group, Inc. †	344,656
560	BlackRock, Inc.	108,920
10,750	Eaton Vance Corp.	378,722
7,400	TD AMERITRADE Holding Corporation †	119,880

		952,178

Commercial Banks — 3.2%
3,300	HDFC Bank Limited, ADR	280,335
975	M&T Bank Corporation	87,019
8,900	Signature Bank †	310,432

		677,786

Diversified Financial Services — 0.4%
14,936	KKR Financial Holdings LLC	94,993

Insurance — 2.4%
5,050	Assurant, Inc.	277,750
8,052	Delphi Financial Group, Inc.	225,778

		503,528

Real Estate Investment Trusts (REITs) — 5.8%
2,650	Alexandria Real Estate Equities, Inc.	298,125
23,525	Annaly Capital Management, Inc.	316,411
3,250	Digital Realty Trust, Inc.	153,563
2,350	Essex Property Trust, Inc.	278,075
11,200	Gramercy Capital Corp.	29,008
5,540	LaSalle Hotel Properties	129,193

		1,204,375

Thrifts & Mortgage Finance — 0.4%
4,500	New York Community Bancorp, Inc.	75,555

Total Financials		3,508,415

2

Health Care — 10.3%
Biotechnology — 2.4%
13,625	BioMarin Pharmaceutical Inc. †	360,926
10,000	Cepheid †	138,300

		499,226

Health Care Equipment & Supplies — 2.6%
1,000	Haemonetics Corporation †	61,720
5,760	Hologic, Inc. †	111,341
7,375	West Pharmaceutical Services, Inc.	360,048

		533,109

Health Care Providers & Services — 4.9%
5,865	Laboratory Corporation of America Holdings †	407,617
3,150	LCA-Vision Inc.	14,616
5,690	Psychiatric Solutions, Inc. †	215,936
13,260	VCA Antech, Inc. †	390,772

		1,028,941

Life Sciences Tools & Services — 0.4%
1,050	Techne Corporation †	75,726

Total Health Care		2,137,002

Industrials — 16.3%
Aerospace & Defense — 0.8%
1,780	L-3 Communications Holdings, Inc.	175,009

Commercial Services & Supplies — 5.6%
14,175	Corrections Corporation of America †	352,249
24,850	Interface, Inc., Class A	282,544
12,250	Ritchie Bros. Auctioneers Incorporated	286,160
4,100	Stericycle, Inc. †	241,531

		1,162,484

Electrical Equipment — 2.1%
4,900	American Superconductor Corporation †	115,493
9,000	General Cable Corporation †	320,670

		436,163

Machinery — 4.6%
1,800	Flowserve Corporation	159,786
2,300	Kaydon Corporation	103,638
100	Lincoln Electric Holdings, Inc.	6,192
10,575	RBC Bearings Incorporated †	356,272
4,125	Valmont Industries, Inc.	341,096

		966,984

Professional Services — 0.9%
12,775	Hill International, Inc. †	176,934

3

Road & Rail — 2.3%
4,650	Kansas City Southern †	206,274
6,300	Landstar System, Inc.	277,578

		483,852

Total Industrials		3,401,426

Information Technology — 14.3%
Communications Equipment — 2.9%
10,125	CommScope, Inc. †	350,730
5,200	Comtech Telecommunications Corp. †	256,048

		606,778

Computers & Peripherals — 1.2%
10,380	Logitech International S.A. †	242,062

Electronic Equipment & Instruments — 1.7%
3,975	Itron, Inc. †	351,907

Information Technology Services — 2.5%
12,410	Cognizant Technology Solutions Corporation, Class A †	283,320
5,050	Fiserv, Inc. †	238,966

		522,286

Internet Software & Services — 1.0%
3,825	Akamai Technologies, Inc. †	66,708
9,125	DealerTrack Holdings, Inc. †	153,665

		220,373

Semiconductors & Semiconductor Equipment — 1.7%
19,257	Diodes Incorporated †	355,292

Software — 3.3%
7,225	MICROS Systems, Inc. †	192,618
8,300	Solera Holdings Inc. †	238,376
8,450	Sybase, Inc. †	258,739

		689,733

Total Information Technology		2,988,431

Materials — 6.5%
Chemicals — 4.1%
8,775	Airgas, Inc.	435,679
2,775	FMC Corporation	142,607
7,200	Koppers Holdings Inc.	269,352

		847,638

Metals & Mining — 2.4%
5,400	Carpenter Technology Corporation	138,510
5,250	Compass Minerals International, Inc.	275,047
2,550	Reliance Steel & Aluminum Co.	96,824

		510,381

Total Materials		1,358,019

4

Telecommunication Services — 2.6%
Wireless Telecommunication Services — 2.6%
7,325	American Tower Corporation, Class A †	263,480
7,100	NII Holdings, Inc. †	269,232

Total Telecommunication Services		532,712

Utilities — 7.3%
Electric Utilities — 3.5%
2,025	Entergy Corporation	180,245
6,675	ITC Holdings Corp.	345,565
8,000	Northeast Utilities	205,200

		731,010

Gas Utilities — 1.3%
7,190	Equitable Resources, Inc.	263,729

Multi-Industry — 2.5%
8,850	NorthWestern Corporation	222,401
6,675	Wisconsin Energy Corporation	299,707

		522,108

Total Utilities		1,516,847

TOTAL COMMON STOCKS
(Cost $21,969,597)		20,609,459

INVESTMENT COMPANY SECURITIES — 1.7%
281,890	Institutional Money Market Fund (c)	281,890
350	iShares S&P® SmallCap 600 Index Fund	20,506
325	MidCap SPDRtm Trust, Series 1	41,565

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $343,961)		343,961

TOTAL INVESTMENTS
(Cost $22,313,558)(d)	100.7%	$20,953,420

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent

5

to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$305,895	$2,287,633	2,287,633	$2,311,638	2,311,638	$281,890

(d)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,651,560, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,011,698 and net depreciation for financial reporting purposes was $1,360,138. At September 30, 2008, aggregate cost for financial reporting purposes was $22,313,558.

(e)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$20,953,420
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$20,953,420

ABBREVIATION:
ADR	— American Depositary Receipt

6

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.4%	$19,025,291
Canada	2.7	551,133
Netherlands	1.4	293,828
India	1.3	280,335
Switzerland	1.2	242,062
China	1.0	216,810

TOTAL COMMON STOCKS	99.0	20,609,459
INVESTMENT COMPANY SECURITIES	1.7	343,961

TOTAL INVESTMENTS	100.7%	$20,953,420

7

Munder Small-Mid Cap 130/30 Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Shares		Value(b),(g)

LONG POSITIONS — 118.4%
COMMON STOCKS — 114.7%
Consumer Discretionary — 12.7%
Distributors — 1.5%
325	LKQ Corporation †,(d)	$5,515

Diversified Consumer Services — 0.9%
50	New Oriental Education & Technology Group Inc., ADR †,(d)	3,212

Hotels, Restaurants & Leisure — 1.1%
150	Penn National Gaming, Inc. †,(d)	3,986

Household Durables — 2.1%
50	Snap-on Incorporated	2,633
175	Tupperware Brands Corporation (d)	4,835

		7,468

Media — 1.3%
15	Ascent Media Corporation, Class A †	366
150	Discovery Communications Inc., Class A †	2,138
150	Discovery Communications Inc., Class C †	2,124

		4,628

Specialty Retail — 2.6%
100	GameStop Corp., Class A †,(d)	3,421
75	Guess?, Inc. (d)	2,609
275	Penske Automotive Group, Inc. (d)	3,155

		9,185

Textiles, Apparel & Luxury Goods — 3.2%
100	Gildan Activewear Inc. †,(d)	2,278
350	Hanesbrands, Inc. †,(d)	7,612
50	Wolverine World Wide, Inc.	1,323

		11,213

Total Consumer Discretionary		45,207

Consumer Staples — 6.8%
Beverages — 2.6%
200	Central European Distribution Corporation †,(d)	9,082

Food Products — 2.5%
300	Flowers Foods, Inc. (d)	8,808

Household Products — 1.7%
100	Church & Dwight Co., Inc. (d)	6,209

Total Consumer Staples		24,099

1

Energy — 12.1%
Energy Equipment & Services — 6.0%
50	Core Laboratories N.V. (d)	5,066
175	IHS Inc., Class A †,(d)	8,337
50	Oceaneering International, Inc. †	2,666
150	Oil States International, Inc. †,(d)	5,303

		21,372

Oil, Gas & Consumable Fuels — 6.1%
75	Arena Resources, Inc. †	2,914
262	Atlas America, Inc. (d)	8,937
50	Enbridge Inc.	1,904
50	Foundation Coal Holdings, Inc.	1,779
200	Southwestern Energy Company †,(d)	6,108

		21,642

Total Energy		43,014

Financials — 24.6%
Capital Markets — 5.6%
100	Affiliated Managers Group, Inc. †,(d)	8,285
25	BlackRock, Inc.	4,863
150	Eaton Vance Corp. (d)	5,284
100	TD AMERITRADE Holding Corporation †	1,620

		20,052

Commercial Banks — 4.5%
50	HDFC Bank Limited, ADR (d)	4,247
25	M&T Bank Corporation	2,231
275	Signature Bank †,(d)	9,592

		16,070

Diversified Financial Services — 0.4%
200	KKR Financial Holdings LLC	1,272

Insurance — 3.9%
175	Assurant, Inc. (d)	9,625
150	Delphi Financial Group, Inc. (d)	4,206

		13,831

Real Estate Investment Trusts (REITs) — 9.6%
75	Alexandria Real Estate Equities, Inc. (d)	8,437
675	Annaly Capital Management, Inc. (d)	9,079
50	Digital Realty Trust, Inc.	2,363
75	Essex Property Trust, Inc. (d)	8,875
950	Gramercy Capital Corp. (d)	2,460
125	LaSalle Hotel Properties (d)	2,915

		34,129

Thrifts & Mortgage Finance — 0.6%
125	New York Community Bancorp, Inc.	2,099

Total Financials		87,453

2

Health Care — 11.8%
Biotechnology — 3.7%
400	BioMarin Pharmaceutical Inc. †,(d)	10,596
175	Cepheid †	2,420

		13,016

Health Care Equipment & Supplies — 3.0%
25	Haemonetics Corporation †	1,543
150	Hologic, Inc. †	2,900
125	West Pharmaceutical Services, Inc. (d)	6,102

		10,545

Health Care Providers & Services — 4.6%
100	Laboratory Corporation of America Holdings †,(d)	6,950
25	LCA-Vision Inc.	116
75	Psychiatric Solutions, Inc. †,(d)	2,846
225	VCA Antech, Inc. †,(d)	6,631

		16,543

Life Sciences Tools & Services — 0.5%
25	Techne Corporation †	1,803

Total Health Care		41,907

Industrials — 16.5%
Aerospace & Defense — 0.7%
25	L-3 Communications Holdings, Inc. (d)	2,458

Commercial Services & Supplies — 5.7%
250	Corrections Corporation of America †,(d)	6,212
375	Interface, Inc., Class A (d)	4,264
225	Ritchie Bros. Auctioneers Incorporated (d)	5,256
75	Stericycle, Inc. †,(d)	4,418

		20,150

Electrical Equipment — 2.7%
75	American Superconductor Corporation †	1,768
225	General Cable Corporation †,(d)	8,017

		9,785

Machinery — 4.4%
25	Flowserve Corporation	2,219
27	John Bean Technologies Corporation †	342
25	Kaydon Corporation	1,126
175	RBC Bearings Incorporated †,(d)	5,896
75	Valmont Industries, Inc. (d)	6,202

		15,785

Professional Services — 0.8%
200	Hill International, Inc. †	2,770

3

Road & Rail — 2.2%
75	Kansas City Southern †	3,327
100	Landstar System, Inc. (d)	4,406

		7,733

Total Industrials		58,681

Information Technology — 16.2%
Communications Equipment — 3.5%
150	CommScope, Inc. †,(d)	5,196
150	Comtech Telecommunications Corp. †,(d)	7,386

		12,582

Computers & Peripherals — 1.1%
175	Logitech International S.A. †,(d)	4,081

Electronic Equipment & Instruments — 1.9%
75	Itron, Inc. †,(d)	6,640

Information Technology Services — 3.0%
150	Cognizant Technology Solutions Corporation, Class A †,(d)	3,425
150	Fiserv, Inc. †,(d)	7,098

		10,523

Internet Software & Services — 1.1%
50	Akamai Technologies, Inc. †	872
175	DealerTrack Holdings, Inc. †,(d)	2,947

		3,819

Semiconductors & Semiconductor Equipment — 2.6%
500	Diodes Incorporated †,(d)	9,225

Software — 3.0%
100	MICROS Systems, Inc. †	2,666
150	Solera Holdings Inc. †,(d)	4,308
125	Sybase, Inc. †,(d)	3,827

		10,801

Total Information Technology		57,671

Materials — 5.5%
Chemicals — 3.6%
125	Airgas, Inc. (d)	6,206
50	FMC Corporation (d)	2,570
100	Koppers Holdings Inc. (d)	3,741

		12,517

Metals & Mining — 1.9%
75	Carpenter Technology Corporation	1,924
75	Compass Minerals International, Inc. (d)	3,929
25	Reliance Steel & Aluminum Co.	949

		6,802

Total Materials		19,319

4

Telecommunication Services — 2.1%
Wireless Telecommunication Services — 2.1%
100	American Tower Corporation, Class A †,(d)	3,597
100	NII Holdings, Inc. †,(d)	3,792

		7,389

Utilities — 6.4%
Electric Utilities — 3.1%
25	Entergy Corporation (d)	2,225
125	ITC Holdings Corp. (d)	6,471
100	Northeast Utilities (d)	2,565

		11,261

Gas Utilities — 1.3%
125	Equitable Resources, Inc. (d)	4,585

Multi-Industry — 2.0%
100	NorthWestern Corporation	2,513
100	Wisconsin Energy Corporation (d)	4,490

		7,003

Total Utilities		22,849

TOTAL COMMON STOCKS
(Cost $490,431)		407,589

INVESTMENT COMPANY SECURITY — 3.7%
(Cost $13,162)
13,162	Institutional Money Market Fund (e)	13,162

TOTAL INVESTMENTS
(Total Long Positions)
(Cost $503,593) (f)	118.4%	$420,751

SECURITIES SOLD SHORT (c) — (30.3)%
COMMON STOCKS — (29.3)%
Consumer Discretionary — (7.0)%
Hotels, Restaurants & Leisure — (1.1)%
(250)	Starbucks Corporation †	$(3,717)

Household Durables — (2.9)%
(1,050)	Palm Harbor Homes, Inc. †	(10,406)

Specialty Retail — (3.0)%
(125)	Bed Bath & Beyond Inc. †	(3,926)
(1,400)	Charming Shoppes, Inc. †	(6,846)

		(10,772)

Total Consumer Discretionary		(24,895)

Energy — (1.2)%
Oil, Gas & Consumable Fuels — (1.2)%
(175)	Crosstex Energy, Inc.	(4,370)

5

Financials — (10.7)%
Capital Markets — (3.0)%
(150)	Cohen & Steers, Inc.	(4,250)
(325)	optionsXpress Holdings, Inc.	(6,312)

		(10,562)

Commercial Banks — (7.7)%
(1,900)	Capital Corp of the West	(7,524)
(225)	PrivateBancorp, Inc.	(9,374)
(375)	Regions Financial Corporation	(3,600)
(175)	Zions Bancorporation	(6,772)

		(27,270)

Total Financials		(37,832)

Health Care — (0.6)%
Life Sciences Tools & Services — (0.6)%
(275)	Affymetrix, Inc. †	(2,128)

Industrials — (5.0)%
Electrical Equipment — (2.5)%
(200)	Franklin Electric Co., Inc.	(8,910)

Trading Companies & Distributors — (2.5)%
(175)	Watsco, Inc.	(8,799)

Total Industrials		(17,709)

Information Technology — (4.8)%
Electronic Equipment & Instruments — (1.2)%
(275)	L-1 Identity Solutions, Inc. †	(4,202)

Semiconductors & Semiconductor Equipment — (3.6)%
(475)	Applied Micro Circuits Corporation †	(2,840)
(1,250)	Cirrus Logic, Inc. †	(6,813)
(225)	Veeco Instruments Inc. †	(3,332)

		(12,985)

Total Information Technology		(17,187)

TOTAL COMMON STOCKS SOLD SHORT		(104,121)

INVESTMENT COMPANY SECURITY — (1.0)%
Financials — (1.0)%
Capital Markets — (1.0)%
(350)	Ares Capital Corporation	(3,650)

TOTAL SECURITIES SOLD SHORT
(Proceeds $110,478)(f)	(30.3)%	$(107,771)

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any

6

sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities sold short may also be valued at the asked price and equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may engage in short sales of equity securities. When the Fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete the short sale transaction, the Fund purchases the same security in the market at the current market price and closes out the position by returning the security to the lender.

Upon entering into a short sale, the Fund is required to deposit with the broker, or pledge as collateral, an amount at least equal to its obligations to purchase the securities sold short. Collateral is adjusted daily to reflect the daily mark-to-market adjustment of the corresponding liability to settle securities sold short. The Fund is required to pay dividends on securities sold short to compensate the counterparty for dividends declared on the underlying securities.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of the compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

(d)	Security, or a portion thereof, designated on the Fund’s books as collateral for securities sold short.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	06/30/08	Cost	Shares	Cost	Shares	09/30/08

Institutional Money Market Fund	$5,161	$117,587	117,587	$109,586	109,586	$13,162

(f)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $11,850, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $94,692 and net depreciation for financial reporting purposes was

7

$82,842. At September 30, 2008, aggregate cost for financial reporting purposes was $503,593. Proceeds from securities sold short was $110,478.

(g)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

— Level 1 — quoted prices in active markets for identical securities

— Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*

Level 1 — Quoted Prices	$420,751	$(107,771)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$420,751	$(107,771)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments, and short sales. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument, and short sales are valued in the same manner as long positions in the same security.

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	107.4%	$381,545
Canada	2.7	9,438
Netherlands	1.4	5,066
India	1.2	4,247
Switzerland	1.1	4,081
China	0.9	3,212

TOTAL COMMON STOCKS	114.7	407,589
INVESTMENT COMPANY SECURITY	3.7	13,162

TOTAL INVESTMENTS (Long Positions)	118.4	420,751

SECURITIES SOLD SHORT	(30.3)%	$(107,771)

8

Munder Tax-Free Money Market Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(f)

TAX-EXEMPT COMMERCIAL PAPER — 6.0%
Illinois — 1.2%
$2,500,000	Illinois Education Facility Authority Revenue, 1.700% due 11/05/2008	$2,500,000

Minnesota — 1.6%
3,000,000	City Of Rochester, Minnesota, 1.550% due 11/03/2008	3,000,000

New York — 1.6%
3,000,000	New York City Municipal Water Financing Authority, 2.050% due 10/17/2008	3,000,000

Tennessee — 1.6%
3,000,000	Tennessee State School Board, 1.450% due 10/02/2008	3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $11,500,000)		11,500,000

MUNICIPAL BONDS AND NOTES — 73.4%
Alabama — 3.4%
3,000,000	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 7.950% due 02/01/2040 (c)	3,000,000
3,400,000	Mobile, Alabama, Industrial Development Board Dock & Wharf Revenue, Holnam Incorporated Project, Series A, Refunding, (Bayerische Landesbank, LOC), 7.930% due 06/01/2032 (c)	3,400,000

		6,400,000

California — 3.2%
3,325,000	California Health Facilities Financing Authority, Scripps Health, Series C, Refunding, (Union Bank of CA N.A., LOC), 7.650% due 10/01/2031 (c)	3,325,000
2,700,000	M-S-R Public Power Agency, San Juan Project Revenue, Sub Lien, Series M, (Dexia Credit Local, LOC), 7.000% due 07/01/2022 (c)	2,700,000

		6,025,000

Colorado — 0.8%
1,450,000	Water Valley, Colorado, Metropolitan District, No. 2, GO, (Wells Fargo Bank N.A., LOC), 8.050% due 12/01/2024 (c)	1,450,000

1

Delaware — 0.5%
1,000,000	Delaware State Economic Development Authority, Refunding, Peninsula United, Series A, (PNC Bank N.A., LOC), 5.000% due 05/15/2037 (c)	1,000,000

Florida — 1.8%
3,500,000	Palm Beach County, Florida, Revenue, Raymond F Kravis Center Project, (Northern Trust, LOC), 7.500% due 07/01/2032 (c)	3,500,000

Idaho — 1.8%
1,995,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, The Community School, Inc. Project, (Bank of New York, LOC), 7.960% due 08/01/2035 (c)	1,995,000
1,320,000	University of Idaho Revenue, Student Fee, Recreation Center Project, (FSA Insured), 6.000% due 04/01/2014, Pre-refunded 04/01/2009	1,360,620

		3,355,620

Illinois — 8.9%
1,655,000	Chicago, Illinois, Park District, GO, (AMBAC Insured), 4.000% due 01/01/2009	1,661,511
	City of Chicago, IL:
1,000,000	Series A, GO, Refunding, (AMBAC Insured), 5.000% due 01/01/2009	1,004,988
1,045,000	Series A, GO, Refunding, ETM, (MBIA Insured), 5.500% due 01/01/2009	1,054,071
3,500,000	Water Revenue (Bank One N.A., LOC), 8.000% due 11/01/2030 (c)	3,500,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (LaSalle Bank, N.A., LOC), 7.950% due 08/01/2015 (c)	3,500,000
2,490,000	Illinois Finance Authority Revenue, Latin School of Chicago Project, Series B, (JP Morgan Chase Bank, LOC), 7.950% due 08/01/2035 (c)	2,490,000
1,700,000	McCook, Illinois, St. Andrew Society, Series B, (Northern Trust Company, LOC), 7.270% due 12/01/2021 (c)	1,700,000
2,000,000	McHenry County, Illinois, Revenue, Debt Certificates, Series B, 4.500% due 01/15/2009	2,016,115

		16,926,685

Kansas — 1.8%
3,500,000	City of Newton, Kansas, Hospital Revenue, Refunding, Newton Healthcare Corporation, (Bank of America N.A., LOC), 7.250% due 11/15/2024 (c)	3,500,000

2

Massachusetts — 3.8%
3,125,000	Massachusetts State Development Finance Agency, Bartlett School, (TD Banknorth N.A., LOC), 7.970% due 03/01/2036 (c)	3,125,000
2,000,000	Massachusetts Water Resources Authority, Series A, ETM, 6.500% due 07/15/2009	2,075,784
2,000,000	State of Massachusetts, Series C, GO, 5.250% due 12/01/2008	2,013,420

		7,214,204

Michigan — 0.5%
1,000,000	Port Huron, Michigan, Series A, (MBIA Insured), 5.250% due 10/01/2019, Pre-refunded 10/01/2008	1,010,000

Minnesota — 3.1%
2,000,000	City of Minneapolis, Minnesota, Series A, GO, 7.920% due 03/01/2027 (c)	2,000,000
3,900,000	Hennepin County, Minnesota, Series A, GO, 7.920% due 12/01/2025 (c)	3,900,000

		5,900,000

Mississippi — 1.2%
2,335,000	Jackson, Mississippi, GO, (MBIA Insured), 5.250% due 10/01/2015, Pre-refunded 10/01/2008	2,335,000

Nebraska — 0.6%
1,230,000	Lincoln, Nebraska, Certificate Participation, Lease Rental, 3.500% due 03/15/2009	1,238,778

Nevada — 2.7%
	Clark County Nevada School District:
3,000,000	GO, Refunding, (FSA Insured) 4.750% due 06/15/2019 Pre-refunded 06/15/2009	3,066,116
1,000,000	Series B, GO, (FGIC Insured) 5.500% due 06/15/2009	1,025,322
1,000,000	State of Nevada, Series A, GO, Refunding, 5.000% due 02/01/2009	1,011,967

		5,103,405

New Mexico — 0.7%
1,240,000	New Mexico Finance Authority, State Transportation Revenue, Series B, Refunding, (XLCA Insured), 4.000% due 12/15/2008	1,244,007

New York — 9.8%
3,480,000	City of New York, NY, Sub-Series H-3, GO (Bank of New York, LOC), 8.000% due 03/01/2034 (c)	3,480,000

3

3,000,000	Long Island Power Authority, New York Electric System Revenue, Sub-Series 3B, (Westdeutsche Landesbamk, LOC), 5.200% due 05/01/2033 (c)	3,000,000
2,820,000	New York City, NY, Transitional Finance Authority Revenue, Sub Series 2-D, 8.000% due 11/01/2022 (c)	2,820,000
2,700,000	New York State Dormitory Authority, Rochester, Series B, Convertible 09/03/08, (HSBC Bank USA N.A., LOC), 4.150% due 07/01/2033 (c)	2,700,000
3,000,000	New York State Housing Finance Agency Service Contract Revenue, Series G, Refunding, (Westdeutsche Landesbank, LOC), 7.820% due 03/15/2028 (c)	3,000,000
3,600,000	St Lawrence County Industrial Development Agency, St Lawrence, (HSBC Bank USA N.A., LOC), 6.500% due 10/01/2031 (c)	3,600,000

		18,600,000

North Carolina — 4.5%
1,150,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 8.050% due 09/01/2021 (c)	1,150,000
1,435,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 8.050% due 05/01/2018 (c)	1,435,000
3,000,000	State of North Carolina, Refunding, Series C, GO, 7.910% due 06/01/2019 (c)	3,000,000
3,035,000	Wake County, North Carolina, Public Improvement, Series C, GO, (Lloyds TSB Bank Plc, SPA), 7.470% due 04/01/2019 (c)	3,035,000

		8,620,000

Ohio — 0.5%
10,000	Akron, Bath & Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 10.000% due 11/01/2034 (c)	10,000
1,000,000	State of Ohio, National Resources-Series J, GO, 3.000% due 10/01/2008	1,000,000

		1,010,000

Pennsylvania — 7.0%
3,000,000	Beaver County Industrial Development Authority Pollution Control Revenue, Refunding, FirstEnergy A (Barclays Bank PLC, LOC), 7.900% due 01/01/2035 (c)	3,000,000

4

3,250,000	Scranton — Lackwanna Pennyslyvania Health and Welfare Authority Revenue, Hospital Community Medical Center Project (PNC Bank N.A., LOC), 8.250% due 07/01/2032 (c)	3,250,000
3,300,000	Westmoreland County Industrial Development Authority, Greensburg Thermal Project, Series A, Refunding, (PNC Bank N.A., LOC), 8.250% due 12/01/2024 (c)	3,300,000
3,745,000	Wilkinsburg, Pennsylvania, Municipal Authority Revenue, Monroeville Christian/Judea Foundation Project, Refunding, (Citizens Bank NA, LOC), 8.300% due 03/01/2027 (c)	3,745,000

		13,295,000

South Carolina — 0.9%
1,685,000	Richland County, South Carolina, School District No.1, GO, Series B, (SCSDE), 4.000% due 03/01/2009	1,698,438

Tennessee — 1.8%
2,500,000	Blount County Public Building Authority, Local Government Public Improvement E-5-A, (Branch Banking & Trust, LOC), 4.700% due 06/01/2030 (c)	2,500,000
1,000,000	Franklin, Tennessee Special School District, GO, 5.375% due 06/01/2013 Pre-refunded 06/01/2009	1,024,447

		3,524,447

Texas — 2.5%
1,000,000	Plano, Texas, Independent School District, Refunding, GO, (PSFG) 5.000% due 02/15/2009	1,012,689
3,830,000	University of Texas, Refunding, Financing Systems, Series B, 7.680% due 08/01/2025 (c)	3,830,000

		4,842,689

Utah — 2.6%
1,800,000	Duchesne School District, Utah, Building Authority Lease Revenue, (U.S. Bank, N.A., LOC), 8.130% due 06/01/2021 (c)	1,800,000
3,200,000	Utah Transit Authority Sales Tax Revenue, Subordinated, Series B, (Fortis Bank SA/NV, LOC), 6.500% due 06/15/2036 (c)	3,200,000

		5,000,000

5

Vermont — 0.6%
1,190,000	Vermont Educational & Health Buildings Financing Agency, Hospital Mount Ascutney Hospital Project A, (BankNorth N.A., LOC) 7.050% due 10/01/2034 (c)	1,190,000

Virginia — 1.9%
2,000,000	County of Fairfax, Virginia, Refunding and Public Improvement, Series A, GO, 5.250% due 04/01/2009	2,036,744
1,575,000	Henrico County Economic Development Authority, Residential Care Facility Revenue, Westminster Centerbury B, (Branch Banking & Trust, LOC) 7.500% due 10/01/2035 (c)	1,575,000

		3,611,744

Washington — 3.0%
1,000,000	King County, Washington, School District No. 415 Kent, GO, Pre-refunding, (FGIC Insured), 5.250% due 12/01/2013, Pre-refunded 12/01/2008	1,003,663
	Washington State Housing Finance Commission Non-Profit Revenue:
1,820,000	Evergreen School Project (Wells Fargo Bank, N.A., LOC), 8.050% due 07/01/2028 (c)	1,820,000
2,895,000	YMCA Tacoma Pierce County Project 8.1, (U.S. Bank N.A., LOC), 7.930% due 12/01/2032 (c)	2,895,000

		5,718,663

Wisconsin — 1.6%
1,000,000	City of Milwaukee, Wisconsin, Series P, GO, 5.000% due 12/15/2008	1,004,115
1,000,000	Janesville, Wisconsin, School District, School Building, GO, (FSA Insured), 3.750% due 03/01/2009	1,008,052
1,000,000	State of Wisconsin, Series B, GO, (MBIA Insured) 5.000% due 05/01/2009	1,018,235

		3,030,402

Wyoming — 1.9%
3,700,000	Sweetwater County, Wyoming, Pollution Control Revenue, Refunding, Pacificorp Project, Series A, (Barclays Bank PLC, LOC), 7.940% due 07/01/2015 (c)	3,700,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $140,044,082)		140,044,082

6

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
(Cost $4,996,209)
5,000,000	FHLB, 2.005% due 10/14/2008 (e)	4,996,209

Shares

INVESTMENT COMPANY SECURITIES — 3.9%
6,056,393	CitiFunds Institutional Tax Free Reserves	6,056,393
1,293,348	Dreyfus Tax Exempt Cash Management Fund	1,293,348

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $7,349,741)		7,349,741

TOTAL INVESTMENTS
(Cost $163,890,032)(d)	85.9%	$163,890,032

(a)	All percentages are based on net assets of the Fund as of September 30, 2008. The Board of Trustees has approved the liquidation of the Fund. The liquidation is expected to occur as soon as practicable and will be coordinated to coincide with a significant redemption in-kind of shares of the Fund held by clients and customers of Comerica Bank and its affiliates.

In addition, due to recent extraordinary difficulties in the financial markets, the Fund’s investment advisor, Munder Capital Management, has concluded that these circumstances constitute abnormal market conditions. As a result, the Fund expects to invest less than 80% of its assets in tax-exempt securities until market conditions materially improve, which may not occur before the liquidation of the Fund.

(b)	Securities of the fund are valued on an amortized cost basis, which approximates current market value. The value of securities of open-ended funds held by the Fund, if any, are calculated using the net asset value of such underlying funds. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2008.

(d)	At September 30, 2008, aggregate cost for financial reporting purposes was $163,890,032.

(e)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(f)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security,

7

but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$7,349,741
Level 2 — Other Significant Observable Inputs	156,540,291
Level 3 — Significant Unobservable Inputs	—

Total	$163,890,032

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FHLB	— Federal Home Loan Bank
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
LOC	— Instruments supported by bank letter of credit
MBIA	— Municipal Bond Investors Assurance
PSFG	— Permanent School Fund Guaranteed
SCSDE	— Subject to South Carolina Department of Education Credit Enhancement
SPA	— Stand-by Purchase Agreement
XLCA	— Syncora Guarantee Inc. (formerly XL Capital Assurance Inc.)

At September 30, 2008, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

TAX-EXEMPT COMMERCIAL PAPER	6.0%	$11,500,000
MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	56.1%	107,120,000
Pre-Refunded/ETM	6.8	12,929,701
General Obligation	6.3	12,024,203
Insured	3.1	5,954,063
Revenue	1.1	2,016,115

TOTAL MUNICIPAL BONDS AND NOTES	73.4	140,044,082
U.S. GOVERNMENT AGENCY OBLIGATIONS	2.6	4,996,209
INVESTMENT COMPANY SECURITIES	3.9	7,349,741

TOTAL INVESTMENTS	85.9%	$163,890,032

8

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(e)

MUNICIPAL BONDS AND NOTES — 95.6%
Alabama — 3.3%
$2,000,000	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,118,340

Arizona — 9.7%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-refunded 09/01/2014	327,135
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,207,556
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,746,773
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,054,160
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,902,312

		6,237,936

California — 9.9%
2,000,000	Golden State Tobacco Securitization Corporation, Series B, (TCR, FGIC Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,141,220
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (c)	2,050,000
2,000,000	San Jose, California, Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,152,940

		6,344,160

Florida — 6.7%
	Dade County, Florida, Special Obligation:
3,600,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 2.995% due 10/01/2025, Pre-refunded 10/01/2008 (c)	1,272,492

1

3,000,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 3.546% due 10/01/2015, Pre-refunded 10/01/2008 (c)	2,021,100
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,008,830

		4,302,422

Georgia — 5.4%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,074,540
	Georgia State, GO:
1,090,000	Series B, 5.500% due 07/01/2012	1,180,154
1,045,000	Series C, 6.250% due 08/01/2013	1,178,499

		3,433,193

Hawaii — 5.4%
1,875,000	Hawaii State, Series DB, GO, (MBIA Insured), 5.250% due 09/01/2013	2,018,306
	Kauai County, Hawaii, Series A, GO, (MBIA Insured):
180,000	4.375% due 08/01/2010, ETM	185,857
1,215,000	4.375% due 08/01/2010	1,251,013

		3,455,176

Illinois — 1.7%
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	503,155
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	556,085

		1,059,240

Kentucky — 3.2%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,074,080

Maryland — 3.3%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,092,860
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,051,980

		2,144,840

Michigan — 2.2%
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	455,192

2

400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	421,252
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	524,815

		1,401,259

Minnesota — 3.4%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,210,670

Nebraska — 1.6%
1,000,000	Omaha, Nebraska, GO, 4.500% due 12/01/2010	1,037,940

Nevada — 5.8%
1,500,000	Clark County, Nevada, Series A, GO, (AMBAC Insured), 5.000% due 12/01/2014	1,591,200
2,000,000	Las Vegas Valley, Nevada, Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	2,106,260

		3,697,460

New Jersey — 1.7%
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,083,070

New York — 3.2%
2,000,000	City of New York, NY, Series D, (TCR, FGIC Insured), 5.000% due 08/01/2015	2,073,580

North Carolina — 1.1%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	673,387

Ohio — 8.8%
	Columbus, Ohio:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,070,870
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	318,912
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,377,152
1,725,000	Ohio State, Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,842,231

3

1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,064,440

		5,673,605

Rhode Island — 1.7%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,060,300

South Carolina — 1.6%
1,000,000	South Carolina State, State Institution, Series A, GO, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,050,740

Tennessee — 0.8%
475,000	Johnson City, Tennessee, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	497,809

Texas — 9.1%
2,000,000	Lancaster, Texas, Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,216,280
1,000,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	1,016,740
5,000	San Antonio, Texas, Electric & Gas Revenue, ETM, 5.000% due 02/01/2012	5,287
500,000	Texas State, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	500,355
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,121,600

		5,860,262

Utah — 1.6%
1,000,000	Box Elder County School District, School Building-School Board Guaranty Program, GO, 5.000% due 07/15/2020	1,024,990

Washington — 1.7%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,065,150

Wisconsin — 2.7%
1,400,000	Blackhawk, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,429,302

4

250,000	Wisconsin State, Series 1, GO, Refunding, (MBIA Insured), 5.500% due 05/01/2015	273,002

		1,702,304

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $60,572,834)		61,281,913

Shares

INVESTMENT COMPANY SECURITY — 3.5%
(Cost $2,234,377)
2,234,377	CitiFunds Institutional Tax Free Reserves	2,234,377

TOTAL INVESTMENTS
(Cost $62,807,211) (d)	99.1%	$63,516,290

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(d)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,059,072, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $349,993 and net appreciation for financial reporting purposes was $709,079. At September 30, 2008, aggregate cost for financial reporting purposes was $62,807,211.

(e)	Fair Valuations Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$2,234,377
Level 2 — Other Significant Observable Inputs	61,281,913
Level 3 — Significant Unobservable Inputs	—

Total	$63,516,290

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
MBIA	— Municipal Bond Investors Assurance
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Subject to Qualified School Bond Loan Fund Credit Enhancement
TCR	— Transferable Custodial Receipts

At September 30, 2008, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	37.8%	$24,244,577
Pre-Refunded/ETM	34.0	21,772,998
General Obligations	20.9	13,422,107
Revenue	2.9	1,842,231

TOTAL MUNICIPAL BONDS AND NOTES	95.6	61,281,913
INVESTMENT COMPANY SECURITY	3.5	2,234,377

TOTAL INVESTMENTS	99.1%	$63,516,290

6

Munder Technology Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a),(b)

Shares		Value(c),(i)

COMMON STOCKS — 99.9%
Consumer Discretionary — 1.9%
Internet & Catalog Retail — 1.1%
9,550	Amazon.com, Inc. †	$694,858

Specialty Retail — 0.8%
13,500	GameStop Corp., Class A †,(e)	461,835

Total Consumer Discretionary		1,156,693

Industrials — 0.9%
Commercial Services & Supplies — 0.5%
113,014	Intermap Technologies Corp. †	285,654

Electrical Equipment — 0.4%
1,500	First Solar, Inc. †	283,365

Total Industrials		569,019

Information Technology — 97.1%
Communications Equipment — 13.3%
15,300	ADTRAN, Inc. (e)	298,197
30,200	Ciena Corporation †,(e)	304,416
129,300	Cisco Systems, Inc. †	2,917,008
42,300	Corning Incorporated	661,572
15,000	Juniper Networks, Inc. †,(e)	316,050
56,800	QUALCOMM Incorporated	2,440,696
18,900	Research In Motion Limited †	1,290,870

		8,228,809

Computers & Peripherals — 25.3%
32,700	Apple Inc. †	3,716,682
46,000	Dell Inc. †	758,080
37,000	Electronics for Imaging, Inc. †	515,410
97,900	EMC Corporation †,(e)	1,170,884
80,730	Hewlett-Packard Company	3,732,955
13,600	International Business Machines Corporation (e)	1,590,656
23,000	Logitech International S.A. †,(e)	536,360
112,000	NetApp, Inc. †,(e)	2,041,760
135,700	Seagate Technology (e)	1,644,684

		15,707,471

Electronic Equipment & Instruments — 1.9%
17,700	Arrow Electronics, Inc. †	464,094
15,500	Avnet, Inc. †	381,765
9,500	Rogers Corporation †,(e)	351,310

		1,197,169

1

Information Technology Services — 2.1%
7,800	Automatic Data Processing, Inc. (e)	333,450
1,600	MasterCard Incorporated, Class A (e)	283,728
16,200	NeuStar, Inc., Class A †,(e)	322,218
135,000	Unisys Corporation †,(e)	371,250

		1,310,646

Internet Software & Services — 7.0%
27,200	Akamai Technologies, Inc. †,(e)	474,368
11,600	Digital River, Inc. †,(e)	375,840
4,500	Equinix, Inc. †,(e)	312,570
5,070	Google Inc., Class A †	2,030,637
15,500	SINA Corporation †	545,600
37,000	Yahoo! Inc. †	640,100

		4,379,115

Semiconductors & Semiconductor Equipment — 12.7%
13,000	Analog Devices, Inc. (e)	342,550
31,000	Applied Materials, Inc.	469,030
24,500	Broadcom Corporation, Class A †,(e)	456,435
69,100	Intel Corporation (e)	1,294,243
13,500	KLA-Tencor Corporation (e)	427,275
12,000	Linear Technology Corporation (e)	367,920
124,000	Marvell Technology Group Ltd. †,(e)	1,153,200
19,000	Maxim Integrated Products, Inc. (e)	343,900
10,700	MEMC Electronic Materials, Inc. †	302,382
124,500	Micron Technology, Inc. †,(e)	504,225
18,500	National Semiconductor Corporation	318,385
23,100	Novellus Systems, Inc. †,(e)	453,684
28,000	Pericom Semiconductor Corporation †	294,000
9,000	Silicon Motion Technology Corporation, ADR †,(e)	42,120
28,200	STMicroelectronics N.V.	287,076
25,600	Texas Instruments Incorporated	550,400
126,000	Trident Microsystems, Inc. †,(e)	302,400

		7,909,225

Software — 34.8%
31,266	Activision Blizzard, Inc. †	482,434
20,580	Adobe Systems Incorporated †,(e)	812,293
78,000	Amdocs Limited †,(e)	2,135,640
23,000	Autodesk, Inc. †,(e)	771,650
60,700	BMC Software, Inc. †,(e)	1,737,841
17,000	CA, Inc. (e)	339,320
97,400	Check Point Software Technologies Ltd. †	2,214,876
55,000	McAfee, Inc. †,(e)	1,867,800
81,100	Microsoft Corporation (e)	2,164,559
750	Nintendo Co., Ltd.	306,050
65,000	Novell, Inc. †	334,100
107,125	Oracle Corporation †	2,175,709
29,500	Red Hat, Inc. †,(e)	444,565

2

6,400	salesforce.com, inc. †,(e)	309,760
127,100	SourceForge, Inc. †,(e)	172,856
132,000	Symantec Corporation †,(e)	2,584,560
136,800	Synopsys, Inc. †	2,729,160

		21,583,173

Total Information Technology		60,315,608

TOTAL COMMON STOCKS
(Cost $81,626,160)		62,041,320

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $250,143)
250,143	Institutional Money Market Fund (f)	250,143

COLLATERAL FOR SECURITIES ON LOAN(d) — 23.3%
(Cost $14,461,664)
14,461,664	State Street Navigator Securities Trust — Prime Portfolio (g)	14,461,664

TOTAL INVESTMENTS
(Cost $96,337,967)(h)	123.6%	$76,753,127

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of September 30, 2008, more than 25% of the Fund’s net assets were invested in issuers in the software and computers & peripherals industries. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the

3

Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$708,684	$4,611,166	4,611,166	$5,069,707	5,069,707	$250,143

(g)	At September 30, 2008, the market value of the securities on loan was $14,689,888.

(h)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $377,975, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $19,962,815 and net depreciation for financial reporting purposes was $19,584,840. At September 30, 2008, aggregate cost for financial reporting purposes was $96,337,967.

(i)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$76,753,127
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$76,753,127

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	83.1%	$51,599,190
Israel	3.6	2,214,876
Guernsey	3.4	2,135,640
Cayman Islands	2.6	1,644,684
Canada	2.5	1,576,524
Bermuda	1.9	1,153,200
Switzerland	1.3	823,436
China	0.9	545,600
Japan	0.5	306,050
Taiwan	0.1	42,120

TOTAL COMMON STOCKS	99.9	62,041,320
INVESTMENT COMPANY SECURITY	0.4	250,143
COLLATERAL FOR SECURITIES ON LOAN	23.3	14,461,664

TOTAL INVESTMENTS	123.6%	$76,753,127

5

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ John S. Adams John S. Adams
President and Principal Executive Officer
Date: November 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams John S. Adams
President and Principal Executive Officer
Date: November 24, 2008

By:	/s/ Peter K Hoglund Peter K. Hoglund
Vice President and Principal Financial Officer
Date: November 24, 2008